USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA 500 Index Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)

Communication Services (10.7%):
Activision Blizzard, Inc.	193,001	$11,480
Alphabet, Inc. Class C(a)	185,880	216,144
Altice USA, Inc. Class A(a)	22,508	502
AT&T, Inc.	2,220,419	64,725
CenturyLink, Inc.	298,222	2,821
Charter Communications, Inc. Class A(a)	45,158	19,703
Comcast Corp. Class A	1,350,081	46,415
Discovery, Inc. Class A(a)(b)	39,041	759
DISH Network Corp. Class A(a)	68,174	1,363
Electronic Arts, Inc.(a)	88,727	8,888
Facebook, Inc. Class A(a)	687,326	114,646
Fox Corp. Class A	96,891	2,290
InterActive Corp.(a)	19,886	3,564
Liberty Broadband Corp. Class A(a)	51,568	5,518
Liberty Media Corp-Liberty SiriusXM Class A(a)	85,281	2,703
Live Nation Entertainment, Inc.(a)	47,535	2,161
Match Group, Inc.(a)(b)	10,135	669
Netflix, Inc.(a)	130,116	48,858
Omnicom Group, Inc.	66,426	3,647
Pinterest, Inc. Class A(a)	26,122	403
Sirius XM Holdings, Inc.(b)	402,719	1,989
Snap, Inc. Class A(a)	280,852	3,339
Sprint Corp.(a)	214,354	1,848
Take-Two Interactive Software, Inc.(a)	35,111	4,165
The Walt Disney Co.	500,057	48,305
T-Mobile U.S., Inc.(a)	103,316	8,668
Twitter, Inc.(a)	235,267	5,778
Verizon Communications, Inc.	1,253,334	67,342
ViacomCBS, Inc. Class B	157,990	2,213
Zillow Group, Inc. Class C(a)(b)	27,959	1,007
		701,913
Communications Equipment (1.0%):
Arista Networks, Inc.(a)	19,438	3,937
Cisco Systems, Inc.	1,312,796	51,606
Motorola Solutions, Inc.	51,692	6,871
Palo Alto Networks, Inc.(a)(c)	29,890	4,901
		67,315
Consumer Discretionary (10.0%):
Advance Auto Parts, Inc.	21,214	1,980
Amazon.com, Inc.(a)	137,880	268,828
AutoZone, Inc.(a)	6,765	5,723
Best Buy Co., Inc.	65,772	3,749
Booking Holdings, Inc.(a)	12,577	16,920
Bright Horizons Family Solutions, Inc.(a)	16,689	1,702
Burlington Stores, Inc.(a)	18,134	2,874
CarMax, Inc.(a)	49,512	2,665
Carnival Corp.(b)	130,472	1,718
Carvana Co.(a)(b)	3,462	191
Chewy, Inc. Class A(a)	15,586	584
Chipotle Mexican Grill, Inc.(a)	8,596	5,625
D.R. Horton, Inc.	105,054	3,571
Darden Restaurants, Inc.	36,427	1,984
Dollar General Corp.	69,688	10,524
Dollar Tree, Inc.(a)	60,151	4,419
Domino’s Pizza, Inc.	9,954	3,226
eBay, Inc.	246,433	7,408
Expedia Group, Inc.	41,054	2,310
Ford Motor Co.	1,188,614	5,741

Security Description	Shares	Value
General Motors Co. Class C	377,168	$7,838
Genuine Parts Co.	44,530	2,998
Hasbro, Inc.	36,573	2,617
Hilton Worldwide Holdings, Inc.(b)	82,270	5,614
Las Vegas Sands Corp.(c)	107,004	4,544
Lennar Corp. Class A	80,280	3,067
Lowe’s Cos., Inc.	229,775	19,772
Marriott International, Inc. Class A	92,968	6,955
McDonald’s Corp.	211,326	34,944
MGM Resorts International	133,182	1,572
Nike, Inc. Class B	390,752	32,331
NVR, Inc.(a)	1,114	2,862
O’Reilly Automotive, Inc.(a)	23,185	6,980
PulteGroup, Inc.	82,693	1,846
Roku, Inc.(a)	5,864	513
Ross Stores, Inc.	104,078	9,052
Royal Caribbean Cruises Ltd.	56,525	1,818
Starbucks Corp.	355,678	23,382
Target Corp.(c)	156,864	14,584
Tesla, Inc.(a)	40,857	21,409
The Home Depot, Inc.	337,675	63,046
The TJX Cos., Inc.	372,454	17,807
Tiffany & Co.	35,524	4,600
Tractor Supply Co.	36,306	3,070
Ulta Beauty, Inc.(a)	17,695	3,109
VF Corp.	106,754	5,773
Wynn Resorts Ltd.	25,575	1,539
Yum! Brands, Inc.	85,280	5,844
		661,228
Consumer Staples (8.0%):
Altria Group, Inc.	575,271	22,246
Archer-Daniels-Midland Co.	165,427	5,820
Brown-Forman Corp. Class B	80,967	4,494
Campbell Soup Co.	65,857	3,040
Church & Dwight Co., Inc.	70,442	4,521
Colgate-Palmolive Co.	256,322	17,010
Conagra Brands, Inc.	126,903	3,723
Constellation Brands, Inc. Class A	51,832	7,431
Costco Wholesale Corp.	132,431	37,760
General Mills, Inc.	185,255	9,776
Hormel Foods Corp.	91,122	4,250
Kellogg Co.	83,594	5,015
Keurig Dr Pepper, Inc.	87,109	2,114
Kimberly-Clark Corp.	105,805	13,529
Lamb Weston Holdings, Inc.	40,463	2,310
McCormick & Co., Inc.	30,317	4,281
Molson Coors Beverage Co. Class B	41,600	1,623
Mondelez International, Inc. Class A	434,240	21,747
Monster Beverage Corp.(a)	127,712	7,185
PepsiCo, Inc.	430,144	51,660
Philip Morris International, Inc.	471,504	34,401
Sysco Corp.	154,099	7,032
The Clorox Co.	38,318	6,639
The Coca-Cola Co.	1,272,167	56,294
The Estee Lauder Cos., Inc. Class A	62,093	9,894
The Hershey Co.	43,059	5,705
The J.M. Smucker Co.	34,930	3,877
The Kraft Heinz Co.	210,936	5,219
The Kroger Co.	234,784	7,072
The Procter & Gamble Co.	748,344	82,317
Tyson Foods, Inc. Class A	76,126	4,405

Security Description	Shares	Value
Walgreens Boots Alliance, Inc.	225,153	$10,301
Walmart, Inc.	462,246	52,519
		515,210
Electronic Equipment, Instruments & Components (0.4%):
Amphenol Corp. Class A	78,680	5,735
CDW Corp.	43,731	4,079
Corning, Inc.	236,387	4,855
Keysight Technologies, Inc.(a)	53,239	4,455
Trimble, Inc.(a)	69,289	2,205
Zebra Technologies Corp.(a)	15,487	2,843
		24,172
Energy (2.6%):
Apache Corp.	116,801	488
Baker Hughes Co.	208,277	2,187
Cheniere Energy, Inc.(a)	78,654	2,635
Chevron Corp.	563,387	40,823
Concho Resources, Inc.	41,022	1,758
ConocoPhillips	331,150	10,199
Diamondback Energy, Inc.	41,262	1,081
EOG Resources, Inc.	155,523	5,586
Exxon Mobil Corp.	1,268,734	48,174
Halliburton Co.	272,383	1,866
Hess Corp.	75,585	2,517
Kinder Morgan, Inc.	656,883	9,144
Marathon Petroleum Corp.	192,593	4,549
Occidental Petroleum Corp.	277,123	3,209
ONEOK, Inc.	111,784	2,438
Phillips 66	133,170	7,145
Pioneer Natural Resources Co.	50,218	3,523
Schlumberger Ltd.	420,669	5,675
The Williams Cos., Inc.	371,386	5,255
Valero Energy Corp.	125,379	5,687
		163,939
Financials (11.1%):
Aflac, Inc.	207,181	7,094
AGNC Investment Corp.	158,640	1,678
Alleghany Corp.	4,209	2,325
Ally Financial, Inc.	111,218	1,605
American Express Co.	213,273	18,259
American International Group, Inc.	261,836	6,350
Ameriprise Financial, Inc.	37,750	3,869
Annaly Capital Management, Inc.	424,125	2,151
Arch Capital Group Ltd.(a)	100,707	2,866
Arthur J. Gallagher & Co.	57,660	4,700
Bank of America Corp.	2,531,329	53,740
Berkshire Hathaway, Inc. Class B(a)	674,868	123,386
BlackRock, Inc. Class A	39,351	17,313
Brown & Brown, Inc.	70,643	2,559
Capital One Financial Corp.	137,037	6,909
Cboe Global Markets, Inc.	29,868	2,666
Cincinnati Financial Corp.	46,650	3,520
Citigroup, Inc.	638,350	26,887
Citizens Financial Group, Inc.	130,923	2,463
CME Group, Inc.	87,590	15,145
CNA Financial Corp.	9,728	302
Discover Financial Services	92,434	3,297
E*TRADE Financial Corp.	62,699	2,152
Equitable Holdings, Inc.	125,531	1,814
Everest Re Group Ltd.	9,043	1,740
FactSet Research Systems, Inc.	11,117	2,898

Security Description	Shares	Value
Fidelity National Financial, Inc.	73,644	$1,832
Fifth Third Bancorp	208,087	3,090
First Republic Bank	51,868	4,268
Franklin Resources, Inc.	93,910	1,567
Globe Life, Inc.	31,185	2,244
Huntington Bancshares, Inc.	308,857	2,536
Intercontinental Exchange, Inc.	171,325	13,834
JPMorgan Chase & Co.	931,539	83,866
KeyCorp	297,076	3,081
Loews Corp.	77,829	2,711
M&T Bank Corp.	40,378	4,176
Markel Corp.(a)	4,266	3,958
MarketAxess Holdings, Inc.	10,627	3,534
Marsh & McLennan Cos., Inc.	144,492	12,493
MetLife, Inc.	253,659	7,754
Moody’s Corp.	53,126	11,236
Morgan Stanley	396,054	13,466
MSCI, Inc.	26,253	7,586
Nasdaq, Inc.	37,638	3,574
Northern Trust Corp.	64,774	4,888
Principal Financial Group, Inc.	73,396	2,300
Prudential Financial, Inc.	122,894	6,408
Raymond James Financial, Inc.	40,847	2,582
Regions Financial Corp.	296,365	2,658
S&P Global, Inc.	73,087	17,910
State Street Corp.	107,380	5,720
SVB Financial Group(a)	14,298	2,160
Synchrony Financial	169,916	2,734
T. Rowe Price Group, Inc.	72,299	7,060
TD Ameritrade Holding Corp.	75,753	2,626
The Allstate Corp.	97,070	8,904
The Bank of New York Mellon Corp.	263,968	8,890
The Blackstone Group, Inc. Class A	208,521	9,502
The Charles Schwab Corp.	377,202	12,682
The Goldman Sachs Group, Inc.	107,006	16,542
The Hartford Financial Services Group, Inc.	103,895	3,661
The PNC Financial Services Group, Inc.	132,716	12,704
The Progressive Corp.	181,170	13,378
The Travelers Cos., Inc.	78,947	7,843
Tradeweb Markets, Inc. Class A	13,162	553
Truist Financial Corp.	415,477	12,813
U.S. Bancorp	451,455	15,553
W.R. Berkley Corp.	40,045	2,089
Wells Fargo & Co.	1,229,072	35,274
		721,928
Health Care (14.9%):
Abbott Laboratories	540,138	42,623
AbbVie, Inc.(b)	453,064	34,519
Agilent Technologies, Inc.	94,175	6,745
Alexion Pharmaceuticals, Inc.(a)	59,879	5,377
Align Technology, Inc.(a)	22,582	3,928
Allergan PLC	101,621	17,997
Alnylam Pharmaceuticals, Inc.(a)	26,780	2,915
AmerisourceBergen Corp.	48,305	4,275
Amgen, Inc.	171,048	34,676
Anthem, Inc.	76,466	17,361
Baxter International, Inc.	158,046	12,832
Becton, Dickinson & Co.	79,526	18,273
Biogen, Inc.(a)	48,211	15,253
BioMarin Pharmaceutical, Inc.(a)	43,313	3,660
Bio-Rad Laboratories, Inc. Class A(a)	5,851	2,051

Security Description	Shares	Value
Boston Scientific Corp.(a)	377,609	$12,321
Bristol-Myers Squibb Co.	684,117	38,133
Cardinal Health, Inc.	84,619	4,057
Centene Corp.(a)	166,343	9,882
Cerner Corp.	96,563	6,082
Cigna Corp.	106,683	18,902
CVS Health Corp.	382,464	22,692
Danaher Corp.	188,301	26,063
DaVita, Inc.(a)	28,239	2,148
DENTSPLY SIRONA, Inc.	64,940	2,522
Dexcom, Inc.(a)	24,474	6,590
Edwards Lifesciences Corp.(a)	64,564	12,178
Elanco Animal Health, Inc.(a)	106,487	2,384
Eli Lilly & Co.	274,241	38,043
Exact Sciences Corp.(a)	41,947	2,433
Gilead Sciences, Inc.	362,345	27,089
HCA Healthcare, Inc.	81,605	7,332
Hologic, Inc.(a)	66,922	2,349
Humana, Inc.	37,020	11,625
IDEXX Laboratories, Inc.(a)	24,746	5,994
Illumina, Inc.(a)	36,883	10,073
Incyte Pharmaceuticals, Inc.(a)	67,104	4,914
Insulet Corp.(a)	14,134	2,342
Intuitive Surgical, Inc.(a)	32,124	15,908
IQVIA Holdings, Inc.(a)	59,059	6,370
Johnson & Johnson	790,331	103,636
Laboratory Corp. of America Holdings(a)	30,120	3,807
McKesson Corp.	51,003	6,899
Merck & Co., Inc.	785,121	60,407
Mettler-Toledo International, Inc.(a)	6,740	4,654
PerkinElmer, Inc.	25,751	1,939
Pfizer, Inc.	1,717,312	56,053
Quest Diagnostics, Inc.	40,877	3,282
Regeneron Pharmaceuticals, Inc.(a)	20,793	10,153
ResMed, Inc.	41,940	6,177
Seattle Genetics, Inc.(a)	43,221	4,987
Stryker Corp.	106,188	17,679
Teleflex, Inc.	12,539	3,672
The Cooper Cos., Inc.	13,458	3,710
Thermo Fisher Scientific, Inc.	120,861	34,276
UnitedHealth Group, Inc.	275,092	68,602
Universal Health Services, Inc. Class B	24,304	2,408
Varian Medical Systems, Inc.(a)	27,771	2,851
Veeva Systems, Inc. Class A(a)	31,955	4,997
Vertex Pharmaceuticals, Inc.(a)	64,207	15,278
Waters Corp.(a)	17,419	3,171
West Pharmaceutical Services, Inc.	19,729	3,004
Zimmer Biomet Holdings, Inc.	63,894	6,458
Zoetis, Inc.	147,019	17,303
		966,314
Industrials (8.2%):
3M Co.	178,181	24,323
AMETEK, Inc.	66,447	4,786
Arconic, Inc.	133,521	2,144
C.H. Robinson Worldwide, Inc.	41,318	2,735
Caterpillar, Inc.	164,905	19,135
Cintas Corp.	29,412	5,095
Copart, Inc.(a)	69,299	4,748
CoStar Group, Inc.(a)(c)	10,508	6,170
CSX Corp.	216,850	12,426
Cummins, Inc.	46,027	6,228

Security Description	Shares	Value
Deere & Co.	91,974	$12,707
Delta Air Lines, Inc.(b)	185,631	5,296
Dover Corp.	44,678	3,750
Eaton Corp. PLC	127,971	9,942
Emerson Electric Co.	183,419	8,740
Equifax, Inc.	33,184	3,964
Expeditors International of Washington, Inc.	51,999	3,469
Fastenal Co.	177,809	5,557
FedEx Corp.	74,024	8,976
Fortive Corp.	76,735	4,235
General Dynamics Corp.	70,781	9,365
General Electric Co.	2,477,763	19,673
HEICO Corp. Class A	21,062	1,346
Honeywell International, Inc.	215,946	28,892
IDEX Corp.	19,865	2,744
Illinois Tool Works, Inc.	88,317	12,552
J.B. Hunt Transport Services, Inc.	23,198	2,140
Jacobs Engineering Group, Inc.	40,753	3,230
Johnson Controls International PLC	280,027	7,550
Kansas City Southern	29,764	3,785
L3Harris Technologies, Inc.	66,435	11,966
Lockheed Martin Corp.	86,357	29,272
Lyft, Inc. Class A(a)	10,991	295
Masco Corp.	85,975	2,972
Norfolk Southern Corp.	78,137	11,408
Northrop Grumman Corp.	49,162	14,874
Old Dominion Freight Line, Inc.	31,162	4,090
PACCAR, Inc.	107,228	6,555
Parker-Hannifin Corp.	39,317	5,101
Raytheon Co.	86,193	11,304
Republic Services, Inc.(c)	62,380	4,682
Rockwell Automation, Inc.	35,587	5,370
Rollins, Inc.	50,199	1,814
Roper Technologies, Inc.	29,389	9,164
Southwest Airlines Co.	128,106	4,562
Stanley Black & Decker, Inc.	47,680	4,768
Teledyne Technologies, Inc.(a)	10,623	3,158
Textron, Inc.	59,448	1,585
The Boeing Co.	174,328	25,999
TransDigm Group, Inc.	13,995	4,481
TransUnion	51,650	3,418
Uber Technologies, Inc.(a)	443,737	12,389
Union Pacific Corp.	206,928	29,185
United Airlines Holdings, Inc.(a)(b)	57,364	1,810
United Parcel Service, Inc. Class B	207,006	19,339
United Rentals, Inc.(a)	23,023	2,369
United Technologies Corp.	262,224	24,736
Verisk Analytics, Inc. Class A	50,481	7,036
W.W. Grainger, Inc.	14,686	3,649
Wabtec Corp.	53,723	2,586
Waste Management, Inc.	130,088	12,041
Xylem, Inc.	52,266	3,404
		531,085
IT Services (5.2%):
Akamai Technologies, Inc.(a)	50,112	4,585
Automatic Data Processing, Inc.	133,653	18,268
Black Knight, Inc.(a)	30,795	1,788
Booz Allen Hamilton Holdings Corp.	37,465	2,572
Broadridge Financial Solutions, Inc.	35,164	3,335
Cognizant Technology Solutions Corp. Class A	166,259	7,726
EPAM Systems, Inc.(a)	17,084	3,172

Security Description	Shares	Value
Fidelity National Information Services, Inc.	186,770	$22,719
Fiserv, Inc.(a)	168,176	15,975
FleetCor Technologies, Inc.(a)	22,548	4,206
Gartner, Inc.(a)	27,001	2,688
Global Payments, Inc.	80,059	11,547
GoDaddy, Inc. Class A(a)	19,947	1,139
International Business Machines Corp.	269,223	29,865
Jack Henry & Associates, Inc.	21,249	3,299
Leidos Holdings, Inc.	42,390	3,885
Mastercard, Inc. Class A	278,387	67,246
Okta, Inc.(a)	11,453	1,400
Paychex, Inc.	96,928	6,099
PayPal Holdings, Inc.(a)	359,275	34,397
Square, Inc. Class A(a)	72,329	3,789
The Western Union Co.	92,885	1,684
Twilio, Inc. Class A(a)	23,218	2,078
VeriSign, Inc.(a)	31,865	5,739
Visa, Inc. Class A	543,560	87,577
		346,778
Materials (1.7%):
Air Products & Chemicals, Inc.	67,594	13,492
Avery Dennison Corp.	23,614	2,406
Ball Corp.	92,353	5,971
Celanese Corp., Series A	34,672	2,545
Corteva, Inc.	231,983	5,452
Crown Holdings, Inc.(a)	39,369	2,285
Dow, Inc.	229,902	6,722
DuPont de Nemours, Inc.	226,474	7,723
Ecolab, Inc.	83,570	13,023
FMC Corp.	35,343	2,887
Freeport-McMoRan, Inc.	444,413	3,000
International Flavors & Fragrances, Inc.(b)	27,836	2,841
International Paper Co.	120,107	3,739
Martin Marietta Materials, Inc.	19,254	3,643
Newmont Goldcorp Corp.	244,730	11,081
Nucor Corp.	83,369	3,003
PPG Industries, Inc.	70,675	5,908
Southern Copper Corp.	27,709	780
The Sherwin-Williams Co.	27,047	12,429
Vulcan Materials Co.	39,690	4,290
		113,220
Real Estate (3.4%):
Alexandria Real Estate Equities, Inc.	37,583	5,151
American Tower Corp.	137,107	29,856
AvalonBay Communities, Inc.	45,828	6,745
Boston Properties, Inc.	46,503	4,289
Camden Property Trust	31,714	2,513
CBRE Group, Inc. Class A(a)	102,546	3,867
Crown Castle International Corp.	128,704	18,585
Digital Realty Trust, Inc.(b)	84,734	11,770
Duke Realty Investments, Inc.	120,024	3,886
Equinix, Inc.	27,842	17,389
Equity LifeStyle Properties, Inc.	59,347	3,411
Equity Residential	113,937	7,031
Essex Property Trust, Inc.	21,562	4,749
Extra Space Storage, Inc.	42,234	4,044
Gaming and Leisure Properties, Inc.	61,680	1,709
Healthpeak Properties, Inc.	164,688	3,928
Host Hotels & Resorts, Inc.	230,011	2,539
Invitation Homes, Inc.	165,978	3,547
Medical Properties Trust, Inc.	152,770	2,641

Security Description	Shares	Value
Mid-America Apartment Communities, Inc.	37,235	$3,836
Prologis, Inc.	240,719	19,348
Public Storage	50,681	10,066
Realty Income Corp.	103,853	5,178
Regency Centers Corp.	51,327	1,972
SBA Communications Corp.	36,472	9,846
Simon Property Group, Inc.	99,993	5,486
Sun Communities, Inc.	30,408	3,796
UDR, Inc.	96,006	3,508
Ventas, Inc.	121,497	3,256
VEREIT, Inc.	329,985	1,614
VICI Properties, Inc.(b)	143,499	2,388
Vornado Realty Trust	56,632	2,051
W.P. Carey, Inc.	56,137	3,260
Welltower, Inc.	133,706	6,121
Weyerhaeuser Co.	216,205	3,665
		223,041
Semiconductors & Semiconductor Equipment (4.5%):
Advanced Micro Devices, Inc.(a)	362,077	16,467
Analog Devices, Inc.	104,386	9,358
Applied Materials, Inc.	269,307	12,340
Broadcom, Inc.	97,623	23,146
Intel Corp.(b)	1,296,104	70,145
KLA Corp.	44,443	6,388
Lam Research Corp.	41,736	10,017
Marvell Technology Group Ltd.	155,169	3,512
Maxim Integrated Products, Inc.	73,737	3,584
Microchip Technology, Inc.	68,687	4,657
Micron Technology, Inc.(a)	343,879	14,464
NVIDIA Corp.	185,461	48,888
Qorvo, Inc.(a)	30,534	2,462
QUALCOMM, Inc.	353,837	23,937
Skyworks Solutions, Inc.	52,673	4,708
Teradyne, Inc.	49,455	2,679
Texas Instruments, Inc.	289,119	28,892
Xilinx, Inc.	76,218	5,940
		291,584
Software (8.9%):
Adobe, Inc.(a)	146,450	46,606
ANSYS, Inc.(a)	26,595	6,183
Autodesk, Inc.(a)	63,811	9,961
Cadence Design Systems, Inc.(a)	85,815	5,667
Ceridian HCM Holding, Inc.(a)	14,618	732
Citrix Systems, Inc.	36,282	5,136
Coupa Software, Inc.(a)	18,294	2,556
Crowdstrike Holdings, Inc. Class A(a)	6,028	336
Datadog, Inc. Class A(a)	7,744	279
DocuSign, Inc.(a)	50,874	4,701
Fair Isaac Corp.(a)	8,643	2,659
Fortinet, Inc.(a)	47,782	4,834
Intuit, Inc.	73,846	16,985
Microsoft Corp.(c)	2,280,155	359,602
NortonLifeLock, Inc.	174,115	3,258
Oracle Corp.	668,936	32,330
Paycom Software, Inc.(a)	15,148	3,060
RingCentral, Inc. Class A(a)	19,581	4,149
Salesforce.com, Inc.(a)	245,674	35,372
ServiceNow, Inc.(a)(c)	55,662	15,952
Slack Technologies, Inc. Class A(a)	87,877	2,359
Splunk, Inc.(a)	42,183	5,325
SS&C Technologies Holdings, Inc.	73,313	3,213

Security Description	Shares	Value
Synopsys, Inc.(a)	43,567	$5,611
The Trade Desk, Inc. Class A(a)	9,356	1,806
Tyler Technologies, Inc.(a)	11,553	3,426
VMware, Inc. Class A(a)(b)	24,042	2,911
Workday, Inc. Class A(a)	29,483	3,839
Zoom Video Communications, Inc. Class A(a)(b)	7,205	1,053
		589,901
Technology Hardware, Storage & Peripherals (5.4%):
Apple, Inc.	1,340,204	340,800
Dell Technologies, Inc. Class C(a)	66,580	2,633
Hewlett Packard Enterprises Co.	370,813	3,601
HP, Inc.	435,639	7,563
NetApp, Inc.	48,287	2,013
Western Digital Corp.	90,588	3,770
		360,380
Utilities (3.6%):
AES Corp.	181,756	2,472
Alliant Energy Corp.	74,254	3,586
Ameren Corp.	76,223	5,551
American Electric Power Co., Inc.	151,297	12,101
American Water Works Co., Inc.	55,372	6,620
Atmos Energy Corp.	37,052	3,677
Avangrid, Inc.(b)	18,124	793
CenterPoint Energy, Inc.	144,017	2,225
CMS Energy Corp.	75,852	4,456
Consolidated Edison, Inc.	101,147	7,889
Dominion Energy, Inc.	259,409	18,728
DTE Energy Co.	52,617	4,997
Duke Energy Corp.	226,906	18,352
Edison International	95,696	5,243
Entergy Corp.	60,525	5,688
Essential Utilities, Inc.	66,786	2,718
Evergy, Inc.	69,425	3,822
Eversource Energy(c)	101,064	7,904
Exelon Corp.	301,608	11,102
FirstEnergy Corp.	165,620	6,636
NextEra Energy, Inc.(c)	149,770	36,039
NiSource, Inc.	99,648	2,488
Pinnacle West Capital Corp.	33,341	2,527
PPL Corp.	235,180	5,804
Public Service Enterprise Group, Inc.	144,844	6,505
Sempra Energy	80,000	9,040
The Southern Co.	322,909	17,482
Vistra Energy Corp.	147,803	2,359
WEC Energy Group, Inc.(c)	95,589	8,424
Xcel Energy, Inc.(c)	138,480	8,350
		233,578
Total Common Stocks (Cost $3,243,634)		6,511,586

Collateral for Securities Loaned ^(0.2%)
HSBC U.S. Government Money Market Fund, I Shares, 0.36%(d)	9,997,294	9,997
Invesco Government & Agency Portfolio, Institutional Shares, 0.42%(d)	6,318,528	6,319
Total Collateral for Securities Loaned (Cost $16,316)		16,316
Total Investments (Cost $3,259,950) — 99.8%		6,527,902
Other assets in excess of liabilities — 0.2%		15,183
NET ASSETS - 100.00%		$6,543,085

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    All or a portion of this security has been designated as collateral for derivative instruments.

(d)                   Rate disclosed is the daily yield on March 31, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	211	6/19/20	$25,613,308	$27,110,335	$1,497,027

	Total unrealized appreciation				$1,497,027
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$1,497,027

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Extended Market Index Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)

Communication Services (4.1%):
A.H. Belo Corp. Class A	3,160	$5
Alaska Communications Systems Group, Inc.(a)	7,989	14
Altice USA, Inc. Class A(a)	11,965	267
AMC Entertainment Holdings, Inc.(b)	6,501	21
AMC Networks, Inc. Class A(a)(b)	7,219	175
ANGI Homeservices, Inc. Class A(a)(b)	11,285	59
Atn International, Inc.	1,746	103
Autoweb, Inc.(a)	1,640	2
Ballantyne Strong, Inc.(a)	1,660	3
Bandwidth, Inc. Class A(a)	734	49
Beasley Broadcast Group, Inc. Class A	388	1
Boingo Wireless, Inc.(a)	6,673	71
Boston Omaha Corp. Class A(a)	2,875	52
Cable One, Inc.	684	1,125
Cardlytics, Inc.(a)	3,781	132
Cargurus, Inc.(a)	1,362	26
Cars.com, Inc.(a)	10,744	46
cbdMD, Inc.(a)	7,966	7
Chicken Soup For The Soul Entertainment, Inc.(a)	188	1
Cincinnati Bell, Inc.(a)	6,215	91
Cinedigm Corp. Class A(a)	2,862	1
Cinemark Holdings, Inc.	15,423	157
Clear Channel Outdoor Holdings, Inc.(a)	22,623	14
Cogent Communications Holdings, Inc.(e)	6,249	511
comScore, Inc.(a)	8,865	25
Consolidated Communications Holdings, Inc.	9,722	44
DHI Group, Inc.(a)	8,757	19
Dolphin Entertainment, Inc.(a)	1,922	1
Emerald Holding, Inc.	2,965	8
Emmis Communications Corp. Class A(a)	1,843	4
Entercom Communications Corp. Class A(b)	19,829	34
Entravision Communications Corp. Class A	10,692	22
Eventbrite, Inc. Class A(a)	1,944	14
EverQuote, Inc. Class A(a)	860	23
Frontier Communications Corp.(a)(b)	15,697	6
Gannett Co., Inc.(a)	18,155	27
GCI Liberty, Inc. Class A(a)	13,555	772
Global Eagle Entertainment, Inc.(a)	12,390	2
Globalstar, Inc.(a)	80,776	24
Glu Mobile, Inc.(a)	19,492	123
Gogo, Inc.(a)(b)	10,842	23
Gray Television, Inc.(a)	12,283	132
Harte-Hanks, Inc.(a)	808	1
Hemisphere Media Group, Inc.(a)	3,047	26
IDT Corp. Class B(a)	3,673	20
Insignia Systems, Inc.(a)	1,506	1
InterActive Corp.(a)	10,571	1,896
Iridium Communications, Inc.(a)	18,027	402
John Wiley & Sons, Inc. Class A	5,350	201
Lee Enterprises, Inc.(a)	10,071	10
Liberty Broadband Corp. Class A(a)	27,414	2,932
Liberty Media Corp.-Liberty Formula One Class A(a)	31,701	819
Liberty Media Corp-Liberty Braves Class A(a)	7,804	152
Liberty Media Corp-Liberty SiriusXM Class A(a)	45,336	1,437
Liberty TripAdvisor Holdings, Inc. Class A(a)	9,624	17
Lions Gate Entertainment Class B(a)	19,826	111
LiveXLive Media, Inc.(a)	5,100	8
Loral Space & Communications, Inc.(a)	3,712	60
Marchex, Inc. Class B(a)	6,345	9
Match Group, Inc.(a)(b)	5,388	356

Security Description	Shares	Value
Mediaco Holding, Inc.(a)	986	$4
Meredith Corp.(b)	5,184	63
MSG Networks, Inc. Class A(a)	8,025	82
National CineMedia, Inc.	13,124	43
Nexstar Media Group, Inc. Class A	7,547	436
NTN Buzztime, Inc.(a)	301	—	(c)
Ooma, Inc.(a)	3,232	39
ORBCOMM, Inc.(a)	12,757	31
Otelco, Inc. Class A(a)	331	2
Pareteum Corp.(a)(b)	19,115	8
Pinterest, Inc. Class A(a)	13,885	214
QuinStreet, Inc.(a)	7,150	58
Reading International, Inc. Class A(a)	3,328	13
Rosetta Stone, Inc.(a)	3,242	45
Saga Communications, Inc. Class A	617	17
Salem Media Group, Inc.	2,172	2
Scholastic Corp.	4,496	115
Sciplay Corp. Class A(a)	3,718	35
Shenandoah Telecommunications Co.(b)	7,509	370
Sinclair Broadcast Group, Inc. Class A	9,835	158
Sirius XM Holdings, Inc.(b)	214,089	1,058
Snap, Inc. Class A(a)	149,304	1,775
Spanish Broadcasting System, Inc.(a)	536	—	(c)
SPAR Group, Inc.(a)	1,682	1
Spok Holdings, Inc.	2,789	30
Sprint Corp.(a)	113,952	982
SRAX, Inc.(a)(b)	2,279	5
Super League Gaming, Inc.(a)	1,410	3
TechTarget, Inc.(a)	3,315	68
TEGNA, Inc.	33,581	365
Telephone & Data Systems, Inc.	14,713	247
The E.W. Scripps Co. Class A	9,259	70
The Madison Square Garden Co. Class A(a)	3,117	659
The Marcus Corp.	2,788	34
The McClatchy Co. Class A(a)	728	—	(c)
The Meet Group, Inc.(a)(b)	10,931	64
The New York Times Co. Class A	18,159	558
Townsquare Media, Inc. Class A	1,577	7
Travelzoo(a)	870	3
TripAdvisor, Inc.	15,163	264
TrueCar, Inc.(a)	11,236	27
United States Cellular Corp.(a)	2,537	74
Urban One, Inc.(a)	4,703	4
Vonage Holdings Corp.(a)	37,030	268
WideOpenWest, Inc.(a)	7,592	36
World Wrestling Entertainment, Inc. Class A(b)	5,759	195
Xcel Brands, Inc.(a)	1,314	1
Yelp, Inc.(a)	11,196	202
Zedge, Inc. Class B(a)	1,683	1
Zillow Group, Inc. Class C(a)(b)	14,863	535
Zynga, Inc. Class A(a)	143,404	983
		22,948
Consumer Discretionary (10.0%):
1-800-Flowers.com, Inc. Class A(a)	4,678	62
Aaron’s, Inc.	9,365	213
Abercrombie & Fitch Co.(b)	8,370	76
Acushnet Holdings Corp.	6,185	159
ADOMANI, Inc.(a)	9,616	1
Adtalem Global Education, Inc.(a)	7,608	204
American Axle & Manufacturing Holdings, Inc.(a)	16,376	59
American Eagle Outfitters, Inc.	21,984	175

Security Description	Shares	Value
American Outdoor Brands Corp.(a)	8,203	$68
American Public Education, Inc.(a)	2,265	54
America’s Car-Mart, Inc.(a)	1,065	60
Apex Global Brands, Inc.(a)	662	—	(c)
Aramark	40,415	807
Arcimoto, Inc.(a)	2,485	3
Ark Restaurants Corp.	334	4
Asbury Automotive Group, Inc.(a)	2,834	157
Ascena Retail Group, Inc.(a)	1,175	2
Aspen Group, Inc.(a)	3,597	29
At Home Group, Inc.(a)	8,218	17
Autoliv, Inc.	14,056	647
AutoNation, Inc.(a)	8,990	252
Barnes & Noble Education, Inc.(a)	5,928	8
Bassett Furniture Industries, Inc.	1,610	9
BBQ Holdings, Inc.(a)	1,606	3
BBX Capital Corp.	10,429	24
Beazer Homes USA, Inc.(a)	3,966	26
bebe stores, Inc.	1,015	5
Bed Bath & Beyond, Inc.(b)	15,170	64
Big 5 Sporting Goods Corp.	3,340	4
Big Lots, Inc.(b)	5,343	76
Biglari Holdings, Inc. Class B(a)	360	19
BJ’s Restaurants, Inc.	2,830	39
Blink Charging Co.(a)	3,510	6
Bloomin’ Brands, Inc.	12,965	93
Blue Apron Holdings, Inc. Class A(a)	253	3
Bluegreen Vacations Corp.	1,290	7
Boot Barn Holdings, Inc.(a)	3,987	52
Bowl America, Inc. Class A	384	3
Boyd Gaming Corp.	12,929	186
Bright Horizons Family Solutions, Inc.(a)(b)	8,872	905
Brinker International, Inc.	4,795	58
Brunswick Corp.	12,524	444
Build-A-Bear Workshop, Inc.(a)	2,478	4
Burlington Stores, Inc.(a)	9,636	1,527
Caesars Entertainment Corp.(a)	109,913	743
Caleres, Inc.	6,039	31
Callaway Golf Co.	14,036	143
Camping World Holdings, Inc. Class A	5,197	30
Carriage Services, Inc.	2,508	41
Carrols Restaurant Group, Inc.(a)	5,658	10
Carter’s, Inc.	6,316	415
Carvana Co.(a)(b)	1,840	101
Casper Sleep, Inc.(a)(b)	1,397	6
Cavco Industries, Inc.(a)	1,109	161
Centric Brands, Inc.(a)	7,119	8
Century Casinos, Inc.(a)	4,288	10
Century Communities, Inc.(a)	4,292	62
Charles & Colvard Ltd.(a)	4,267	3
Chegg, Inc.(a)(b)	17,301	619
Chewy, Inc. Class A(a)	8,286	311
Chico’s FAS, Inc.	17,385	22
Choice Hotels International, Inc.	6,176	378
Churchill Downs, Inc.	5,697	587
Chuy’s Holdings, Inc.(a)	2,159	22
Citi Trends, Inc.	1,877	17
Clarus Corp.	3,505	34
Collectors Universe, Inc.	1,504	24
Columbia Sportswear Co.	5,955	415
Comstock Holding Cos., Inc.(a)	1,118	2
Conn’s, Inc.(a)	3,338	14

Security Description	Shares	Value
Cool Holdings, Inc.(a)	3,255	$—	(c)
Cooper Tire & Rubber Co.	7,399	121
Core-Mark Holding Co., Inc.(b)	6,673	191
Cracker Barrel Old Country Store, Inc.	3,691	307
Crocs, Inc.(a)	10,170	173
Crown Crafts, Inc.	1,515	7
Culp, Inc.	1,849	14
Dana, Inc.	22,192	173
Dave & Buster’s Entertainment, Inc.(b)	3,813	50
Deckers Outdoor Corp.(a)	3,927	526
Delta Apparel, Inc.(a)	883	9
Denny’s Corp.(a)	7,569	58
Designer Brands, Inc. Class A	9,073	45
Destination XL Group, Inc.(a)	7,413	3
Dick’s Sporting Goods, Inc.	10,961	233
Dillard’s, Inc. Class A(b)	3,466	128
Dine Brands Global, Inc.	2,113	61
Domino’s Pizza, Inc.	5,291	1,714
Dorman Products, Inc.(a)	4,004	221
Dover Motorsports, Inc.	2,462	3
Drive Shack, Inc.(a)	6,737	10
DropCar, Inc.(a)	626	—	(c)
Duluth Holdings, Inc. Class B(a)(b)	3,248	13
Dunkin’ Brands Group, Inc.	11,868	630
Edison Nation, Inc.(a)	364	1
Educational Development Corp.	1,143	5
El Pollo Loco Holdings, Inc.(a)	2,598	22
Emerson Radio Corp.(a)	1,021	1
Envela Corp.(a)	1,353	3
Escalade, Inc.	1,901	11
Ethan Allen Interiors, Inc.	3,234	33
Etsy, Inc.(a)	18,797	724
Express, Inc.(a)	5,867	9
Extended Stay America, Inc.	28,863	211
FAT Brands, Inc.(a)	369	1
Fiesta Restaurant Group, Inc.(a)	2,698	11
Five Below, Inc.(a)	8,872	624
Flexsteel Industries, Inc.	1,301	14
Floor & Decor Holdings, Inc. Class A(a)	13,373	429
Foot Locker, Inc.	16,483	363
Forward Industries, Inc.(a)	1,173	1
Fossil Group, Inc.(a)	4,293	14
Fox Factory Holding Corp.(a)	4,872	205
Francesca’s Holdings Corp.(a)	503	1
Frontdoor, Inc.(a)	12,861	447
Full House Resorts, Inc.(a)	4,350	5
Funko, Inc. Class A(a)(b)	1,885	8
Gaia, Inc.(a)	1,404	12
GameStop Corp. Class A(a)(b)	7,612	27
Genesco, Inc.(a)	2,164	29
Gentex Corp.	39,609	878
Gentherm, Inc.(a)	3,921	123
G-III Apparel Group Ltd.(a)	6,131	47
GNC Holdings, Inc.(a)(b)	10,547	5
Golden Entertainment, Inc.(a)	3,710	25
GoPro, Inc. Class A(a)	16,754	44
Graham Holdings Co. Class B	672	229
Grand Canyon Education, Inc.(a)	6,842	522
Green Brick Partners, Inc.(a)	8,746	70
Greenlane Holdings, Inc. Class A(a)	975	2
Group 1 Automotive, Inc.	2,737	121
Groupon, Inc.(a)	78,410	77

Security Description	Shares	Value
GrubHub, Inc.(a)	9,545	$389
Guess?, Inc.	4,434	30
Hamilton Beach Brands Holding Co. Class A	820	8
Haverty Furniture Cos., Inc.	2,550	30
Helen of Troy Ltd.(a)	3,183	458
HG Holdings, Inc.(a)	2,457	1
Hibbett Sports, Inc.(a)	2,132	23
Hilton Grand Vacations, Inc.(a)	12,589	199
Hooker Furniture Corp.	1,743	27
Horizon Global Corp.(a)	2,727	5
Houghton Mifflin Harcourt Co.(a)	19,188	36
Hovnanian Enterprises, Inc. Class A(a)	870	7
Hudson Ltd. Class A(a)	6,882	35
Hyatt Hotels Corp. Class A(b)	4,738	227
HyreCar, Inc.(a)	2,299	3
Iconix Brand Group, Inc.(a)	1,931	1
imedia Brands, Inc.(a)	1,278	2
Inspired Entertainment, Inc.(a)	2,544	9
Installed Building Products, Inc.(a)	3,484	139
iRobot Corp.(a)(b)	3,536	145
J Alexander’s Holdings, Inc.(a)	2,436	9
J. Jill, Inc.(a)(b)	3,051	2
Jack in the Box, Inc.	3,450	121
JAKKS Pacific, Inc.(a)	3,904	1
JC Penney Co., Inc.(a)(b)	48,301	17
Jerash Holdings US, Inc.	569	3
Johnson Outdoors, Inc. Class A	1,134	71
K12, Inc.(a)	6,671	126
KB Home	12,482	226
Kirkland’s, Inc.(a)(b)	2,230	2
Kontoor Brands, Inc.	8,187	157
Koss Corp.(a)	269	—	(c)
Kura Sushi USA, Inc. Class A(a)	470	6
Lakeland Industries, Inc.(a)(b)	1,221	19
Lands’ End, Inc.(a)	2,467	13
Laureate Education, Inc. Class A(a)	7,980	84
La-Z-Boy, Inc.	6,864	141
Lazydays Holdings, Inc.(a)	1,335	3
LCI Industries	3,727	249
Leaf Group Ltd.(a)	3,313	4
Lear Corp.	8,171	664
Legacy Housing Corp.(a)	984	9
Levi Strauss & Co. Class A(b)	6,827	85
Libbey, Inc.(a)	3,564	2
Lifetime Brands, Inc.	1,878	11
Lincoln Educational Services Corp.(a)	3,628	8
Liquidity Services, Inc.(a)	4,239	16
Lithia Motors, Inc. Class A(b)	3,313	271
LMP Automotive Holdings, Inc.(a)	859	5
Luby’s, Inc.(a)	3,450	2
Lumber Liquidators Holdings, Inc.(a)(b)	3,931	18
M/I Homes, Inc.(a)	4,208	70
Malibu Boats, Inc. Class A(a)	2,817	81
Marine Products Corp.	1,707	14
MarineMax, Inc.(a)	3,132	33
Marriott Vacations Worldwide Corp.	6,454	359
MasterCraft Boat Holdings, Inc.(a)	2,615	19
Mattel, Inc.(a)(b)	33,048	291
MDC Holdings, Inc.	7,427	172
Meritage Homes Corp.(a)	5,680	207
Modine Manufacturing Co.(a)	7,481	24
Mohawk Group Holdings, Inc.(a)	1,687	3

Security Description	Shares	Value
Monarch Casino & Resort, Inc.(a)	1,785	$50
Monro, Inc.	4,382	192
Motorcar Parts of America, Inc.(a)(b)	2,497	31
Movado Group, Inc.	2,113	25
Murphy USA, Inc.(a)	4,696	396
Muscle Maker, Inc.(a)	257	—	(c)
Nathan’s Famous, Inc.	474	29
National Vision Holdings, Inc.(a)	10,831	210
Nautilus, Inc.(a)	4,892	13
Noodles & Co.(a)	5,111	24
Nova Lifestyle, Inc.(a)	617	1
Office Depot, Inc.	70,442	116
Ollie’s Bargain Outlet Holdings, Inc.(a)	6,617	307
OneWater Marine, Inc.(a)	767	6
Overstock.com, Inc.(a)	6,681	33
Oxford Industries, Inc.	2,479	90
P&F Industries, Inc. Class A	218	1
Papa John’s International, Inc.	3,802	203
Party City Holdco, Inc.(a)(b)	8,836	4
Peloton Interactive, Inc. Class A(a)(b)	6,807	181
Penn National Gaming, Inc.(a)	16,397	207
Penske Automotive Group, Inc.	5,919	166
Perdoceo Education Corp.(a)	9,843	106
PetMed Express, Inc.(b)	2,969	85
Pier 1 Imports, Inc.(a)	656	—	(c)
Planet Fitness, Inc. Class A(a)	13,126	639
PlayAGS, Inc.(a)	3,373	9
Polaris, Inc.	8,745	421
Pool Corp.	6,405	1,259
Potbelly Corp.(a)	3,358	10
Purple Innovation, Inc.(a)(b)	2,240	13
Quotient Technology, Inc.(a)	10,996	71
Qurate Retail, Inc. Class A(a)	67,014	409
Rave Restaurant Group, Inc.(a)	2,385	2
RCI Hospitality Holdings, Inc.	1,395	14
Red Lion Hotels Corp.(a)	4,105	6
Red Robin Gourmet Burgers, Inc.(a)	1,230	10
Red Rock Resorts, Inc. Class A	9,956	85
Regis Corp.(a)(b)	5,545	33
Remark Holdings, Inc.(a)	7,699	3
Rent-A-Center, Inc.	8,324	118
Revolve Group, Inc.(a)(b)	2,042	18
RH Corp.(a)	1,939	195
Rocky Brands, Inc.	1,185	23
Roku, Inc.(a)	3,117	273
RTW Retailwinds, Inc.(a)	5,876	1
RumbleON, Inc. Class B(a)	4,391	1
Ruth’s Hospitality Group, Inc.	4,367	29
Sally Beauty Holdings, Inc.(a)	11,734	95
Scientific Games Corp.(a)(b)	7,478	73
Seaworld Entertainment, Inc.(a)	7,897	87
Select Interior Concepts, Inc. Class A(a)	1,912	4
Service Corp. International	26,618	1,042
Servicemaster Global Holdings, Inc.(a)	19,866	536
Shake Shack, Inc. Class A(a)	2,733	103
Shiloh Industries, Inc.(a)	2,725	3
Shoe Carnival, Inc.(b)	1,205	25
Shutterstock, Inc.	2,891	93
Signet Jewelers Ltd.	6,891	44
Six Flags Entertainment Corp.	10,998	138
Skechers USA, Inc. Class A(a)	16,021	380
Skyline Champion Corp.(a)	9,227	145

Security Description	Shares	Value
Sleep Number Corp.(a)	3,269	$63
Sonic Automotive, Inc. Class A	2,286	30
Sonos, Inc.(a)	13,877	118
Sportsman’s Warehouse Holdings, Inc.(a)	6,051	37
Stage Stores, Inc.(a)(b)	4,507	2
Stamps.com, Inc.(a)	2,305	300
Standard Motor Products, Inc.	3,381	141
Stein Mart, Inc.(a)	5,103	2
Steven Madden Ltd.	11,508	267
Stitch Fix, Inc. Class A(a)(b)	1,410	18
StoneMor, Inc.(a)	5,864	6
Stoneridge, Inc.(a)	4,131	69
Strategic Education, Inc.	2,816	394
Strattec Strategy Corp.	483	7
Sturm Ruger & Co., Inc.	2,539	129
Summer Infant, Inc.(a)	299	1
Superior Group of Cos., Inc.	1,965	17
Superior Industries International, Inc.	3,918	5
Sypris Solutions, Inc.(a)	2,178	1
Tailored Brands, Inc.(b)	7,130	12
Tandy Leather Factory, Inc.(a)	1,455	5
Target Hospitality Corp.(a)	6,636	13
Taylor Morrison Home Corp. Class A(a)	20,676	227
Tempur Sealy International, Inc.(a)	7,365	321
Tenneco, Inc. Class A(a)	9,349	34
Tesla, Inc.(a)	21,719	11,380
Texas Roadhouse, Inc.	9,979	412
The Buckle, Inc.(b)	3,240	44
The Cato Corp. Class A	3,158	34
The Cheesecake Factory, Inc.	5,644	96
The Children’s Place, Inc.(b)	1,905	37
The Container Store Group, Inc.(a)	3,250	8
The Dixie Group, Inc.(a)	2,154	1
The Goodyear Tire & Rubber Co.	36,676	213
The Lovesac Co.(a)(b)	1,673	10
The Michaels Cos., Inc.(a)	14,208	23
The New Home Co., Inc.(a)	2,298	3
The RealReal, Inc.(a)	4,611	32
The Wendy’s Co.	35,930	535
Thor Industries, Inc.	7,649	323
Tilly’s, Inc. Class A	2,056	8
Toll Brothers, Inc.	16,819	323
TopBuild Corp.(a)	4,927	352
Toughbuilt Industries, Inc.(a)	13,814	2
Town Sports International Holdings, Inc.(a)	3,589	2
Trans World Entertainment Corp.(a)	91	—	(c)
TravelCenters of America, Inc.(a)	1,324	13
TRI Pointe Group, Inc.(a)	20,735	182
Tuesday Morning Corp.(a)	6,322	4
Tupperware Brands Corp.	7,200	12
Turtle Beach Corp.(a)	2,389	15
Twin River Worldwide Holdings, Inc.(b)	1,542	20
U.S. Auto Parts Network, Inc.(a)	4,858	9
Unifi, Inc.(a)	2,564	30
Unique Fabricating, Inc.(a)	1,491	3
Universal Electronics, Inc.(a)	2,077	80
Universal Technical Institute, Inc.(a)	4,620	27
Urban Outfitters, Inc.(a)	6,110	87
Vail Resorts, Inc.	5,997	886
Veoneer, Inc.(a)(b)	16,232	119
Vera Bradley, Inc.(a)	3,905	16
Vince Holding Corp.(a)	546	2

Security Description	Shares	Value
Vista Outdoor, Inc.(a)	8,522	$75
Visteon Corp.(a)	3,203	154
VOXX International Corp.(a)	2,657	8
Wayfair, Inc. Class A(a)(b)	7,663	410
Weyco Group, Inc.	1,216	25
Williams-Sonoma, Inc.	9,245	393
Wingstop, Inc.	4,388	350
Winmark Corp.	495	63
Winnebago Industries, Inc.	4,667	130
Wolverine World Wide, Inc.	12,204	186
WW International, Inc.(a)	7,358	124
Wyndham Destinations, Inc.	13,762	299
Wyndham Hotels & Resorts, Inc.	14,932	471
XpresSpa Group, Inc.(a)	1,417	—	(c)
YETI Holdings, Inc.(a)	7,758	151
ZAGG, Inc.(a)(b)	4,333	13
Zovio, Inc.(a)	4,886	8
Zumiez, Inc.(a)	3,261	56
		55,623
Consumer Staples (3.0%):
22nd Century Group, Inc.(a)	20,623	15
Alico, Inc.	687	21
Arcadia Biosciences, Inc.(a)	1,228	3
B&G Foods, Inc.(b)	8,875	161
BellRing Brands, Inc. Class A(a)	5,942	101
Beyond Meat, Inc.(a)(b)	7,998	533
BJ’s Wholesale Club Holdings, Inc.(a)	18,061	460
Bunge Ltd.	22,115	907
Calavo Growers, Inc.	2,621	151
Cal-Maine Foods, Inc.	3,458	152
Casey’s General Stores, Inc.	5,035	667
Celsius Holdings, Inc.(a)(b)	4,414	19
Central Garden & Pet Co. Class A(a)	4,897	125
Coca-Cola Consolidated, Inc.	650	136
Coffee Holding Co., Inc.(a)	897	2
Craft Brew Alliance, Inc.(a)	1,824	27
Crimson Wine Group Ltd.(a)	2,799	16
Cyanotech Corp.(a)	698	1
Darling Ingredients, Inc.(a)(b)	22,432	430
Eastside Distilling, Inc.(a)	1,458	2
Edgewell Personal Care Co.(a)	7,406	178
elf Beauty, Inc.(a)	5,956	59
Energizer Holdings, Inc.(b)	6,495	196
Farmer Brothers Co.(a)	1,851	13
Flowers Foods, Inc.	30,786	632
Fresh Del Monte Produce, Inc.	3,910	108
Freshpet, Inc.(a)	6,441	411
Grocery Outlet Holding Corp.(a)	9,001	309
Guardion Health Sciences, Inc.(a)	11,027	5
Herbalife Ltd.(a)	20,700	604
HF Foods Group, Inc. Class A(a)(b)	4,878	41
Hostess Brands, Inc.(a)	11,993	128
Ifresh, Inc.(a)(b)	1,496	2
Ingles Markets, Inc. Class A	1,965	71
Ingredion, Inc.	10,543	797
Inter Parfums, Inc.	2,622	122
J&J Snack Foods Corp.	2,294	278
John B Sanfilippo & Son, Inc.	1,246	111
Jones Soda Co.(a)	8,082	2
Keurig Dr Pepper, Inc.	46,308	1,124
Lancaster Colony Corp.	3,050	441

Security Description	Shares	Value
Landec Corp.(a)	4,294	$37
Lifevantage Corp.(a)	2,338	24
Lifeway Foods, Inc.(a)	762	1
Limoneira Co.	2,382	31
Mannatech, Inc.	252	3
Medifast, Inc.(b)	1,590	99
MGP Ingredients, Inc.	1,949	52
National Beverage Corp.(a)	2,258	96
Natural Alternatives International, Inc.(a)	1,000	6
Natural Grocers by Vitamin Cottage, Inc.	2,299	20
Nature’s Sunshine Products, Inc.(a)	2,846	23
New Age Beverages Corp.(a)	11,679	16
Nu Skin Enterprises, Inc. Class A	8,564	188
Ocean Bio-Chem, Inc.	851	4
Oil-Dri Corp. of America	791	26
Performance Food Group Co.(a)	15,833	391
Pilgrim’s Pride Corp.(a)	9,511	172
Post Holdings, Inc.(a)	10,293	855
PriceSmart, Inc.	2,280	120
Primo Water Corp.	3,822	35
PURE Bioscience, Inc.(a)	7,760	5
Pyxus International, Inc.(a)(b)	1,319	4
Reed’s, Inc.(a)	7,173	3
Reliv International, Inc.(a)	212	1
Revlon, Inc. Class A(a)(b)	643	7
Reynolds Consumer Products, Inc.	8,066	236
RiceBran Technologies(a)	4,605	5
Rite Aid Corp.(a)	8,831	132
Sanderson Farms, Inc.	3,043	375
Seaboard Corp.	46	129
Seneca Foods Corp. Class A(a)	951	38
Shineco, Inc.(a)	4,356	2
SpartanNash Co.	5,352	77
Spectrum Brands Holdings, Inc.	6,254	227
Sprouts Farmers Market, Inc.(a)	16,086	299
The Andersons, Inc.	4,886	92
The Boston Beer Co., Inc. Class A(a)	1,074	395
The Chefs’ Warehouse, Inc.(a)	3,045	31
The Hain Celestial Group, Inc.(a)	15,912	413
The Simply Good Foods Co.(a)	13,855	267
Tootsie Roll Industries, Inc.	3,267	117
TreeHouse Foods, Inc.(a)(b)	6,038	267
Turning Point Brands, Inc.	1,432	30
U.S. Foods Holding Corp.(a)	35,419	627
United Natural Foods, Inc.(a)	7,137	66
United-Guardian, Inc.	501	7
Universal Corp.	3,632	161
USANA Health Sciences, Inc.(a)	1,717	99
Vector Group Ltd.	20,195	191
Veru, Inc.(a)	8,583	28
Village Super Market, Inc. Class A	1,595	39
WD-40 Co.	1,923	387
Weis Markets, Inc.	3,029	126
Willamette Valley Vineyards, Inc.(a)	662	3
Youngevity International, Inc.(a)	2,832	2
		16,648
Energy (1.2%):
Abraxas Petroleum Corp.(a)	27,421	3
Adams Resources & Energy, Inc.	447	11
Aemetis, Inc.(a)	2,494	1
Amplify Energy Corp.	5,679	3

Security Description	Shares	Value
Amyris, Inc.(a)(b)	19,837	$51
Antero Midstream Corp.(b)	39,412	83
Antero Resources Corp.(a)(b)	37,741	27
Apergy Corp.(a)(b)	12,350	71
Arch Coal, Inc. Class A	1,876	54
Archrock, Inc.	19,332	73
Aspen Aerogels, Inc.(a)	3,643	22
Barnwell Industries, Inc.(a)	685	—	(c)
Basic Energy Services, Inc.(a)	3,648	—	(c)
Bonanza Creek Energy, Inc.(a)	2,683	30
BP Prudhoe Bay Royalty Trust(b)	3,707	20
Brigham Minerals, Inc.	2,562	21
Cactus, Inc. Class A	4,043	47
California Resources Corp.(a)(b)	8,007	8
Callon Petroleum Co.(a)	59,095	32
Camber Energy, Inc.(a)	866	1
CARBO Ceramics, Inc.(a)	4,001	—	(c)
Centennial Resource Development, Inc. Class A(a)(b)	47,511	12
Centrus Energy Corp. Class A(a)	917	5
Cheniere Energy, Inc.(a)	41,813	1,402
Chesapeake Energy Corp.(a)(b)	291,181	50
Cimarex Energy Co.	16,808	284
Clean Energy Fuels Corp.(a)	24,470	44
CNX Resources Corp.(a)	28,775	153
Comstock Resources, Inc.(a)(b)	11,521	62
CONSOL Energy, Inc.(a)	3,100	11
Contango Oil & Gas Co.(a)	12,748	19
Continental Resources, Inc.(b)	14,798	113
Contura Energy, Inc.(a)	2,713	6
Covia Holdings Corp.(a)(b)	7,987	5
Cross Timbers Royalty Trust	1,039	6
Dawson Geophysical Co.(a)	3,590	3
Delek US Holdings, Inc.	11,827	186
Denbury Resources, Inc.(a)(b)	75,406	14
Diamond Offshore Drilling, Inc.(a)(b)	5,963	11
Dorian LPG Ltd.(a)	7,834	68
Dril-Quip, Inc.(a)	4,225	128
ENGlobal Corp.(a)	2,517	2
Enservco Corp.(a)	8,283	1
EQT Corp.(b)	35,843	253
Equitrans Midstream Corp.(b)	24,733	124
Era Group, Inc.(a)	3,065	16
Evolution Petroleum Corp.	5,046	13
Exterran Corp.(a)	4,922	24
Extraction Oil & Gas, Inc.(a)	11,529	5
Forum Energy Technologies, Inc.(a)	13,975	2
FTS International, Inc.(a)	3,340	1
Geospace Technologies Corp.(a)	1,444	9
Gevo, Inc.(a)	2,407	2
Goodrich Petroleum Corp.(a)	1,813	8
Green Plains, Inc.	4,809	23
Gulf Island Fabrication, Inc.(a)	2,082	6
Gulfport Energy Corp.(a)	21,541	10
Hallador Energy Co.	4,506	4
Helix Energy Solutions Group, Inc.(a)	22,600	37
Hi-Crush, Inc.(a)	16,425	4
Highpoint Resources Corp.(a)	12,955	2
Houston American Energy Corp.(a)	9,823	1
Hugoton Royalty Trust(a)	6,583	1
ION Geophysical Corp.(a)	2,021	3
KLX Energy Services Holdings, Inc.(a)	3,338	2
Laredo Petroleum, Inc.(a)(b)	27,470	10

Security Description	Shares	Value
Liberty Oilfield Services, Inc. Class A	2,145	$6
Lilis Energy, Inc.(a)	15,096	3
Lonestar Resources US, Inc. Class A(a)	3,111	1
Magnolia Oil & Gas Corp. Class A(a)	17,977	72
Mammoth Energy Services, Inc.	6,095	5
Matador Resources Co.(a)(b)	17,971	45
Matrix Service Co.(a)	3,928	37
Mexco Energy Corp.(a)	155	—	(c)
Mitcham Industries, Inc.(a)	1,602	2
Montage Resources Corp.(a)(b)	3,350	8
Murphy Oil Corp.(b)	14,306	88
Nabors Industries Ltd.(b)	58,194	23
NACCO Industries, Inc. Class A	618	17
National Energy Services Reunited Corp.(a)	4,984	25
Natural Gas Services Group, Inc.(a)	2,030	9
NCS Multistage Holdings, Inc.(a)	2,433	2
Newpark Resources, Inc.(a)	13,237	12
Nextdecade Corp.(a)	19,257	36
Nextier Oilfield Solutions, Inc.(a)	27,154	32
Nine Energy Service, Inc.(a)	2,171	2
Northern Oil And Gas, Inc.(a)(b)	54,828	36
Nuverra Environmental Solutions, Inc.(a)(d)	1,499	2
Oasis Petroleum, Inc.(a)	39,278	14
Oceaneering International, Inc.(a)	13,196	39
Oil States International, Inc.(a)	7,324	15
Overseas Shipholding Group, Inc. Class A(a)	13,951	32
Pacific Coast Oil Trust	6,149	2
Pacific Ethanol, Inc.(a)	9,010	2
Panhandle Oil And Gas, Inc. Class A	2,633	10
Parsley Energy, Inc. Class A	54,191	312
Patterson-UTI Energy, Inc.	30,290	71
PBF Energy, Inc. Class A	14,940	106
PDC Energy, Inc.(a)	15,749	98
Peabody Energy Corp.(e)	14,725	43
Penn Virginia Corp.(a)	2,284	7
Permianville Royalty Trust	3,887	4
Propetro Holding Corp.(a)	12,351	31
QEP Resources, Inc.	34,938	12
Quintana Energy Services, Inc.(a)	1,391	1
Range Resources Corp.	34,416	78
Ranger Energy Services, Inc.(a)	729	3
Renewable Energy Group, Inc.(a)(b)	5,665	116
REX American Resources Corp.(a)	741	34
RigNet, Inc.(a)	2,110	4
Rosehill Resources, Inc.(a)	613	—	(c)
Royale Energy, Inc.(a)	4,897	—	(c)
RPC, Inc.	11,515	24
SAExploration Holdings, Inc.(a)	596	1
SandRidge Energy, Inc.(a)	5,825	5
SEACOR Holdings, Inc.(a)	2,587	70
SEACOR Marine Holdings, Inc.(a)	2,839	12
Select Energy Services, Inc. Class A(a)	8,945	29
SFL Corp. Ltd.	12,864	122
Silverbow Resources, Inc.(a)	1,898	5
SM Energy Co.	14,679	18
Smart Sand, Inc.(a)	4,523	5
Solaris Oilfield Infrastructure, Inc. Class A(b)	3,198	17
Southwestern Energy Co.(a)(b)	66,544	112
Stabilis Energy, Inc.(a)	466	1
Superior Drilling Products, Inc.(a)	2,304	1
Superior Energy Services, Inc.(a)	2,299	3
Synthesis Energy Systems, Inc.(a)	256	1

Security Description	Shares	Value
Talos Energy, Inc.(a)	4,037	$23
Targa Resources Corp.	37,543	259
Teekay Corp.(a)	9,253	29
Tellurian, Inc.(a)(b)	21,565	19
Tengasco, Inc.(a)	1,848	1
TETRA Technologies, Inc.(a)	16,745	5
Tidewater, Inc.(a)	5,350	38
Torchlight Energy Resources, Inc.(a)	11,583	5
U.S. Energy Corp. Wyoming(a)(d)	132	—	(c)
Ultra Petroleum Corp.(a)	31,186	2
Unit Corp.(a)	7,775	2
Uranium Energy Corp.(a)(b)	29,924	17
VAALCO Energy, Inc.(a)	9,322	8
Vertex Energy, Inc.(a)	4,785	3
Voc Energy Trust(b)	2,209	3
W&T Offshore, Inc.(a)	16,329	28
Westwater Resources, Inc.(a)	722	1
Whiting Petroleum Corp.(a)	11,442	8
World Fuel Services Corp.(e)	10,084	254
WPX Energy, Inc.(a)(b)	91,979	282
Yuma Energy, Inc.(a)	220	—	(c)
Zion Oil & Gas, Inc.(a)	16,910	3
		6,616
Financials (16.2%):
1347 Property Insurance Holdings, Inc.(a)	813	4
1895 Bancorp of Wisconsin, Inc.(a)	380	3
1st Source Corp.	2,741	89
Affiliated Managers Group, Inc.	6,219	368
AG Mortgage Investment Trust, Inc.	5,162	14
AGNC Investment Corp.	84,334	892
Alleghany Corp.	2,237	1,236
Allegiance Bancshares, Inc.	3,030	73
Ally Financial, Inc.	59,125	853
Amerant Bancorp, Inc.(a)	1,497	23
American Equity Investment Life Holding Co.	12,809	241
American Financial Group, Inc.	12,519	877
American National Bankshares, Inc.	1,803	43
American National Insurance Co.	3,586	295
American River Bankshares	964	8
Ameris Bancorp	10,498	249
AMERISAFE, Inc.	2,909	188
AmeriServ Financial, Inc.	2,955	8
Ames National Corp.	1,502	31
Annaly Capital Management, Inc.	225,468	1,143
Anworth Mortgage Asset Corp.	15,582	18
Apollo Commercial Real Estate Finance, Inc.	22,414	166
Apollo Investment Corp.	11,527	78
Arbor Realty Trust, Inc.(b)	18,499	91
Arch Capital Group Ltd.(a)	53,537	1,525
Ares Capital Corp.	74,673	804
Ares Commercial Real Estate Corp.	4,909	34
Ares Management Corp. Class A	15,204	470
Argo Group International Holdings Ltd.	5,259	195
Arlington Asset Investment Corp. Class A	5,357	12
ARMOUR Residential REIT, Inc.	8,465	75
Arrow Financial Corp.	2,419	67
Artisan Partners Asset Management, Inc. Class A	7,010	151
Ashford, Inc.(a)	320	2
Assetmark Financial Holdings, Inc.(a)	3,762	77
Associated Bancorp Class A	24,663	315
Associated Capital Group, Inc. Class A	545	17

Security Description	Shares	Value
Assured Guaranty Ltd.	14,594	$376
Asta Funding, Inc.(a)	410	3
Atlantic American Corp.	922	2
Atlantic Union Bankshares Corp.	12,762	279
Atlanticus Holdings Corp.(a)	1,320	13
Atlas Financial Holdings, Inc.(a)	1,758	1
Axis Capital Holdings Ltd.	12,805	495
Axos Financial, Inc.(a)	8,608	156
Bain Capital Specialty Finance, Inc.	1,342	12
Banc of California, Inc.	7,598	61
BancFirst Corp.	2,209	74
Bancorp 34, Inc.	523	6
BancorpSouth Bank	16,114	305
Bank of Hawaii Corp.	6,160	340
Bank of Marin Bancorp	1,976	59
Bank of South Carolina Corp.	776	12
Bank of the James Financial Group, Inc.	720	6
Bank OZK Class A	20,495	342
Bank7 Corp.	575	5
Bankfinancial Corp.	2,290	20
BankUnited, Inc.	14,936	279
Bankwell Financial Group, Inc.	1,098	17
Banner Corp.	5,388	178
Bar Harbor Bankshares	2,533	44
Barings BDC, Inc.	8,479	63
Baycom Corp.(a)	2,048	25
BCB Bancorp, Inc.	3,031	32
Benefytt Technologies, Inc.(a)(b)	2,044	46
Berkshire Hills Bancorp, Inc.	6,696	100
BGC Partners, Inc. Class A	39,342	99
BlackRock Capital Investment Corp.	11,924	26
BlackRock TCP Capital Corp.	10,180	64
Blackstone Mortgage Trust, Inc. Class A(b)	21,571	402
Blucora, Inc.(a)	7,127	86
Bogota Financial Corp.(a)	1,002	7
BOK Financial Corp.	5,633	240
Boston Private Financial Holdings, Inc.	12,419	89
Bridge Bancorp, Inc.	2,818	60
Bridgewater Bancshares, Inc.(a)	4,065	40
Brighthouse Financial, Inc.(a)	16,567	400
Broadmark Realty Capital, Inc.(b)	21,953	165
Broadway Financial Corp.(a)	1,324	2
Brookline Bancorp, Inc. Class A	11,883	134
Brown & Brown, Inc.	37,554	1,360
BRP Group, Inc. Class A(a)	2,902	31
Bryn Mawr Bank Corp.	3,062	87
Business First Bancshares, Inc.	1,035	14
Byline Bancorp, Inc. Class A	4,308	45
C&F Financial Corp.	633	25
Cadence Bancorp	17,436	114
Cambridge Bancorp Class A	889	46
Camden National Corp.	2,440	77
Capital Bancorp, Inc.(a)	1,945	24
Capital City Bank Group, Inc.	1,915	39
Capital Southwest Corp.	3,032	35
Capitala Finance Corp.	2,809	9
Capitol Federal Financial, Inc.	19,323	224
Capstar Financial Holdings, Inc.	2,799	28
Capstead Mortgage Corp.	11,498	48
Cathay General Bancorp	12,279	282
CBM Bancorp, Inc.(a)	674	8
CBTX, Inc. Class A	3,097	55

Security Description	Shares	Value
Centerstate Banks, Inc.	18,537	$319
Central Federal Corp.(a)	782	8
Central Pacific Financial Corp.	4,250	68
Central Valley Community Bancorp	2,148	28
Century Bancorp, Inc. Class A	521	32
Chemung Financial Corp.	737	24
Cherry Hill Mortgage Investment Corp.	2,453	15
Chimera Investment Corp.	30,486	277
CIT Group, Inc.	14,604	252
Citizens & Northern Corp.	2,241	45
Citizens, Inc.(a)	7,211	47
City Holding Co.	2,453	163
Civista Bancshares, Inc.	2,713	41
CNA Financial Corp.	5,172	161
CNB Financial Corp. Class A	2,656	50
CNO Financial Group, Inc.	22,299	276
Coastal Financial Corp.(a)	1,383	15
Codorus Valley Bancorp, Inc.	1,420	23
Cohen & Co., Inc.	48	—	(c)
Cohen & Steers, Inc.	4,463	203
Colony Bankcorp, Inc.	1,333	17
Colony Credit Real Estate, Inc.(b)	14,248	56
Columbia Banking System, Inc.	9,998	268
Columbia Financial, Inc.(a)(e)	8,759	126
Commerce Bancshares, Inc. Class C	16,698	840
Community Bank System, Inc.	7,824	460
Community First Bancshares, Inc.(a)	602	4
Community Trust Bancorp, Inc. Class A	2,902	92
Conifer Holdings, Inc.(a)	581	2
ConnectOne Bancorp, Inc. Class A	6,037	81
Consumer Portfolio Services, Inc.(a)	2,537	3
County Bancorp, Inc.	1,038	19
Cowen, Inc. Class A	4,272	41
Crawford & Co. Class B	1,472	9
Credit Acceptance Corp.(a)(b)	2,295	587
Crescent Capital BDC, Inc.	4,659	45
Crossfirst Bankshares, Inc.(a)	7,742	65
Cullen/Frost Bankers, Inc.	8,577	479
Curo Group Holdings Corp.	3,078	16
Customers Bancorp, Inc. Class A(a)	4,675	51
CVB Financial Corp.	20,872	418
Diamond Hill Investment Group, Inc.	501	45
Dime Community Bancshares, Inc.	4,445	61
Donegal Group, Inc. Class A	2,137	32
Donnelley Financial Solutions, Inc.(a)	4,681	25
Dynex Capital, Inc.	3,339	35
Eagle Bancorp Montana, Inc.	1,028	17
Eagle Bancorp, Inc.	4,888	148
Eagle Financial Bancorp, Inc.(a)	256	4
East West Bancorp, Inc.	22,956	590
Eaton Vance Corp.	17,509	565
eHealth, Inc.(a)	3,250	458
Elevate Credit, Inc.(a)	3,577	4
Ellington Financial, Inc.	7,068	40
Ellington Residential Mortgage REIT	2,158	11
Emergent Capital, Inc.(a)	10,130	4
Employers Holdings, Inc.	4,686	190
Encore Capital Group, Inc.(a)	2,462	58
Enova International, Inc.(a)	4,724	68
Enstar Group Ltd.(a)	2,587	411
Enterprise Bancorp, Inc.	1,905	51
Enterprise Financial Services Corp.	4,325	121

Security Description	Shares	Value
Equitable Holdings, Inc.	66,733	$964
Equity Bancshares, Inc. Class A(a)	2,114	36
Equus Total Return, Inc.(a)	1,405	1
Erie Indemnity Co. Class A	3,041	451
Esquire Financial Holdings, Inc.(a)	1,060	16
ESSA Bancorp, Inc.	1,760	24
Evans Bancorp, Inc.	717	17
Evercore, Inc.	6,403	295
Exantas Capital Corp.	5,025	14
EZCORP, Inc. Class A(a)	6,744	28
FactSet Research Systems, Inc.	5,910	1,540
Farmers & Merchants Bancorp, Inc.	1,813	47
FB Financial Corp.	2,437	48
FBL Financial Group, Inc. Class A	4,273	199
Federal Agricultural Mortgage Corp. Class C	1,280	71
Federal Home Loan Mortgage Corp.(a)	112,606	157
Federal National Mortgage Association(a)(b)	200,609	319
Federated Hermes, Inc. Class B	12,963	247
Fednat Holding Co.	1,970	23
FFBW, Inc.(a)	587	5
Fidelity D&D Bancorp, Inc.	596	30
Fidelity National Financial, Inc.	39,150	974
Fidus Investment Corp.	4,026	27
Financial Institutions, Inc.	2,562	46
First Acceptance Corp.(a)	3,001	2
First American Financial Corp.	17,708	751
First Bancorp, Inc.	1,661	37
First Bancorp, Inc.	32,381	172
First Bancorp, Inc. Class A	4,706	109
First Busey Corp.	8,881	152
First Choice Bancorp	1,774	27
First Citizens BancShares, Inc. Class A	1,365	454
First Commonwealth Financial Corp.	14,639	134
First Community Bankshares, Inc.	2,595	60
First Defiance Financial Corp.	5,797	85
First Financial Bancorp	13,649	204
First Financial Bankshares, Inc.	20,671	554
First Financial Corp. Class A	2,000	67
First Financial Northwest, Inc.	1,314	13
First Hawaiian, Inc.	20,999	347
First Horizon National Corp.	45,881	370
First Internet Bancorp	1,586	26
First Interstate BancSystem, Inc. Class A	5,428	157
First Merchants Corp.	8,886	235
First Midwest Bancorp, Inc.	16,528	219
First Seacoast Bancorp Class B(a)	474	3
First U.S. Bancshares, Inc.	1,067	7
First United Corp.	1,170	17
First Western Financial, Inc.(a)	1,073	14
FirstCash, Inc. Class A	6,038	433
Flagstar Bancorp, Inc.	5,398	107
Flushing Financial Corp.	4,222	56
FNB Corp.	50,108	369
FNCB Bancorp, Inc.	3,180	22
Focus Financial Partners, Inc. Class A(a)	2,889	66
Franklin Financial Network, Inc.	2,210	45
FS KKR Capital Corp.	87,200	262
FSB Bancorp, Inc.(a)	282	4
Fulton Financial Corp.(b)	25,329	291
FVCBankcorp, Inc.(a)	2,143	29
Gain Capital Holdings, Inc.	3,112	17
GAMCO Investors, Inc. Class A	1,714	19

Security Description	Shares	Value
Garrison Capital, Inc.	2,780	$5
Genworth Financial, Inc.(a)	77,820	258
German American Bancorp, Inc. Class A	4,343	119
Glacier Bancorp, Inc.	14,200	483
Gladstone Capital Corp.	5,395	30
Gladstone Investment Corp.	5,725	45
Glen Burnie Bancorp	441	3
Goldman Sachs BDC, Inc.	6,968	86
Golub Capital BDC, Inc.	17,616	221
Goosehead Insurance, Inc. Class A(a)(b)	1,446	65
Granite Point Mortgage Trust, Inc.	9,502	48
Great Ajax Corp.	2,603	17
Great Elm Capital Group, Inc.(a)	3,699	7
Great Southern Bancorp, Inc. Class A	1,853	75
Great Western Bancorp, Inc.	7,593	156
Green Dot Corp. Class A(a)	7,449	189
Greenhill & Co., Inc.	1,723	17
Guaranty Bancshares, Inc.	1,780	41
GWG Holdings, Inc.(a)	801	8
Hallmark Financial Services, Inc.(a)	2,790	11
Hamilton Lane, Inc. Class A	2,337	129
Hancock Whitney Corp. Class B	13,653	267
Hanmi Financial Corp.	4,578	50
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,692	218
HarborOne Bancorp, Inc.(a)	5,566	42
Harvest Capital Credit Corp.	720	4
Hawthorn Bancshares, Inc.	1,022	19
HBT Financial, Inc.	1,522	16
HCI Group, Inc.	1,000	40
Heartland Financial USA, Inc.	5,987	181
Hercules Capital, Inc.	19,130	146
Heritage Commerce Corp.	8,512	65
Heritage Financial Corp.	4,803	96
Heritage Insurance Holdings, Inc.	4,665	50
Hilltop Holdings, Inc.	13,002	197
HMN Financial, Inc.(a)	747	13
Home Bancorp, Inc.	1,378	34
Home BancShares, Inc.	22,723	272
Homestreet, Inc.	3,187	71
Hope Bancorp, Inc.	17,440	143
Horace Mann Educators Corp.	6,148	225
Horizon Bancorp, Inc. Class A	6,531	64
Horizon Technology Finance Corp.	2,894	23
Houlihan Lokey, Inc.	3,067	160
Hunt Cos Finance Trust, Inc.	3,119	6
IBERIABANK Corp.(b)	8,471	306
Impac Mortgage Holdings, Inc.(a)	2,172	5
Income Opportunity Realty Investors, Inc.(a)	137	1
Independence Holding Co.	977	25
Independent Bank Corp.	5,173	333
Independent Bank Corp.	3,388	44
Independent Bank Group, Inc.	5,741	136
Interactive Brokers Group, Inc.	8,642	373
International Bancshares Corp.	8,924	240
International Fcstone, Inc.(a)	2,407	87
Invesco Mortgage Capital, Inc.	24,288	83
Investar Holding Corp.	1,828	23
Investcorp Credit Management BDC, Inc.	2,383	6
Investors Bancorp, Inc.	37,285	298
Investors Title Co.	157	20
Jefferies Financial Group, Inc.	38,476	526
Kearny Financial Corp.	11,136	96

Security Description	Shares	Value
Kemper Corp.	10,625	$790
Kinsale Capital Group, Inc.	3,273	342
KKR Real Estate Finance Trust, Inc.	4,780	72
Ladder Capital Corp.	9,849	47
Lakeland Bancorp, Inc. Class A	8,138	88
Lakeland Financial Corp.	4,140	152
Legg Mason, Inc.	12,949	633
LendingTree, Inc.(a)(b)	1,017	187
Level One Bancorp, Inc.	855	15
Limestone Bancorp, Inc.(a)	727	8
Live Oak Bancshares, Inc.	5,100	64
LPL Financial Holdings, Inc.	12,275	668
Luther Burbank Corp.	2,813	26
Macatawa Bank Corp.	4,962	35
Maiden Holdings Ltd.(a)	10,078	9
Main Street Capital Corp.(b)	11,156	229
Manning & Napier, Inc.	2,539	3
Markel Corp.(a)	2,268	2,105
Marlin Business Services Corp.	1,784	20
MBIA, Inc.(a)	11,390	81
Medallion Financial Corp.(a)	3,629	7
Medley Capital Corp.(a)	7,926	5
Medley Management, Inc. Class A	797	1
Mercantile Bank Corp.	2,628	56
Merchants Bancorp	2,934	45
Mercury General Corp.	4,699	191
Meridian Bancorp, Inc.	6,582	74
Meta Financial Group, Inc.	5,541	120
Metropolitan Bank Holding Corp.(a)	1,144	31
MFA Financial, Inc.	62,008	96
MGIC Investment Corp.	56,316	357
Midland States Bancorp, Inc.	3,704	65
MidWestOne Financial Group, Inc.	2,660	56
Moelis & Co. Class A	4,623	130
Monroe Capital Corp.	3,542	25
Morningstar, Inc.	3,786	440
Mutualfirst Financial, Inc.	1,491	42
MVB Financial Corp.	1,823	23
MVC Capital, Inc.	2,543	11
National Bank Holdings Corp. Class A	3,889	93
National Bankshares, Inc.	1,045	33
National General Holdings Corp.	11,991	198
National Western Life Group, Inc. Class A	328	56
Navient Corp.	30,368	230
NBT Bancorp, Inc.	6,532	212
Nelnet, Inc. Class A	3,166	144
New Mountain Finance Corp.	15,431	105
New Residential Investment Corp.	67,665	339
New York Community Bancorp, Inc.	65,568	615
New York Mortgage Trust, Inc.	57,540	89
Newtek Business Services Corp.	3,227	43
Nexpoint Real Estate Finance, Inc.	839	8
NI Holdings, Inc.(a)	1,646	22
Nicholas Financial, Inc.(a)	1,921	11
NMI Holdings, Inc. Class A(a)	10,195	118
Northfield Bancorp, Inc.	6,817	76
Northrim Bancorp, Inc.	1,045	28
Northwest Bancshares, Inc.	15,004	174
Norwood Financial Corp.	1,098	29
Oaktree Specialty Lending Corp.	20,998	68
Oceanfirst Financial Corp.	9,804	156
Ocwen Financial Corp.(a)	16,812	8

Security Description	Shares	Value
OFG Bancorp	7,212	$81
OFS Capital Corp.	1,807	7
Old National Bancorp	25,764	340
Old Point Financial Corp.	766	12
Old Republic International Corp.	47,362	722
Old Second Bancorp, Inc.	4,511	31
On Deck Capital, Inc.(a)	7,590	12
Onemain Holdings, Inc.	20,553	393
OP Bancorp	2,038	15
Oportun Financial Corp.(a)	2,245	24
Oppenheimer Holdings, Inc. Class A	1,552	31
Orchid Island Capital, Inc.	10,254	30
Origin Bancorp, Inc.	3,380	68
Ottawa Bancorp, Inc.	511	5
Oxford Square Capital Corp.	8,486	22
Pacific Mercantile Bancorp(a)	3,466	16
Pacific Premier Bancorp, Inc.	8,256	156
PacWest Bancorp	18,259	327
Palomar Holdings, Inc.(a)	3,166	184
Park National Corp.	2,662	207
Parke Bancorp, Inc.	2,052	28
Patriot National Bancorp, Inc.	245	1
PCSB Financial Corp.	2,224	31
PDL Community Bancorp(a)	1,157	12
Peapack-Gladstone Financial Corp.	2,885	52
PennantPark Floating Rate Capital Ltd.	6,716	33
Pennantpark Investment Corp.	11,614	30
Penns Woods Bancorp, Inc.	1,220	30
Pennymac Financial Services	8,012	177
Pennymac Mortgage Investment Trust	14,774	157
Peoples Bancorp of North Carolina, Inc.	901	18
Peoples Bancorp, Inc.	3,373	75
People’s Utah Bancorp	3,094	60
Pinnacle Financial Partners, Inc.	11,550	434
Pioneer Bancorp, Inc.(a)	2,025	21
Piper Sandler Cos.	2,088	106
Plumas Bancorp	814	15
Popular, Inc.	14,914	522
Portman Ridge Finance Corp.	7,067	7
PRA Group, Inc.(a)	5,742	159
Preferred Bank	1,888	64
Premier Financial Bancorp, Inc.	2,157	27
Primerica, Inc.	5,341	473
ProAssurance Corp.	8,014	200
Prosight Global, Inc.(a)	4,550	44
Prospect Capital Corp.(b)	56,682	241
Prosperity Bancshares, Inc.	15,099	728
Protective Insurance Corp. Class B	621	9
Provident Bancorp, Inc.(a)	2,294	20
Provident Financial Holdings, Inc.	1,050	16
Provident Financial Services, Inc.	9,226	119
Pzena Investment Management, Inc. Class A	2,788	12
QCR Holdings, Inc.	2,577	70
Radian Group, Inc.	29,248	378
Randolph Bancorp, Inc.(a)	903	9
RBB Bancorp	2,186	30
Ready Capital Corp.(b)	8,017	58
Red River Bancshares, Inc.	985	37
Redwood Trust, Inc.	15,451	78
Regional Management Corp.(a)	1,679	23
Reinsurance Group of America, Inc.	9,974	839
RenaissanceRe Holdings Ltd.	6,730	1,005

Security Description	Shares	Value
Renasant Corp.	9,210	$201
Republic Bancorp, Inc. Class A	1,996	66
Republic First Bancorp, Inc.(a)	6,727	15
Rhinebeck Bancorp, Inc.(a)	733	5
Richmond Mutual Bancorporation, Inc.(a)	2,343	24
Riverview Bancorp, Inc.	3,231	16
RLI Corp.	7,002	616
S&T Bancorp, Inc.	5,947	162
Sachem Capital Corp.	3,295	6
Safeguard Scientifics, Inc.	2,933	16
Safety Insurance Group, Inc.	1,839	155
Salisbury Bancorp, Inc.	490	15
Sandy Spring Bancorp, Inc.	5,506	125
Santander Consumer USA Holdings, Inc.	16,453	229
Saratoga Investment Corp.	1,624	19
SB Financial Group, Inc.	1,204	13
Sculptor Capital Management, Inc.	7,374	100
Seacoast Banking Corp. of Florida(a)	6,426	118
Security National Financial Corp. Class A(a)	1,949	8
SEI Investments Co.	23,901	1,107
Selective Insurance Group, Inc.	9,199	457
ServisFirst Bancshares, Inc.	8,186	240
Severn Bancorp, Inc.	1,797	12
Shore Bancshares, Inc.	2,035	22
Siebert Financial Corp.(a)	1,213	9
Sierra Bancorp	2,489	44
Signature Bank	7,635	613
Silvercrest Asset Management Group, Inc. Class A	1,304	12
Silvergate Capital Corp. Class A(a)	582	6
Simmons First National Corp. Class A	17,124	315
Sirius International Insurance Group Ltd.(a)	799	7
SLM Corp.	62,858	452
Solar Capital Ltd.	6,149	72
Solar Senior Capital Ltd.	2,613	25
South Plains Financial, Inc.	1,934	30
South State Corp.	5,413	318
Southern First Bancshares, Inc.(a)	1,037	29
Southern Missouri Bancorp, Inc.	1,388	34
Southern National Bancorp of Virginia, Inc.	3,393	33
Southside Bancshares, Inc.	5,042	153
Spirit of Texas Bancshares, Inc.(a)	2,783	29
Starwood Property Trust, Inc.	46,018	472
State Auto Financial Corp.	2,344	65
Stellus Capital Investment Corp.(b)	3,275	24
Sterling Bancorp	2,682	12
Sterling Bancorp	31,207	326
Stewart Information Services Corp.	3,528	94
Stifel Financial Corp.	10,720	443
Stock Yards Bancorp, Inc.	3,686	107
Summit Financial Group, Inc.	2,077	44
Sutter Rock Capital Corp.	2,990	18
Synovus Financial Corp.	23,197	407
TCF Financial Corp.	24,347	552
TCG BDC, Inc.	9,311	49
TD Ameritrade Holding Corp.	40,177	1,392
Territorial Bancorp, Inc.	1,526	37
Texas Capital Bancshares, Inc.(a)	7,508	166
TFS Financial Corp.	9,220	141
The Bancorp, Inc.(a)	7,891	48
The Bank of Princeton	989	23
The Blackstone Group, Inc. Class A	110,852	5,051
The Carlyle Group, Inc.	33,875	732

Security Description	Shares	Value
The First of Long Island Corp.	3,856	$67
The Hanover Insurance Group, Inc.	6,060	549
THL Credit, Inc.	5,246	14
Timberland Bancorp, Inc.	1,261	23
Tompkins Financial Corp.	2,128	153
Towne Bank	10,823	196
TPG RE Finance Trust, Inc.	7,016	39
TPG Specialty Lending, Inc.	9,824	137
Tradeweb Markets, Inc. Class A	6,997	294
Tremont Mortgage Trust	1,427	3
Trico Bancshares	4,534	135
TriplePoint Venture Growth BDC Corp.	5,183	30
Tristate Capital Holdings, Inc.(a)	4,201	41
Triumph Bancorp, Inc.(a)	3,666	95
Trupanion, Inc.(a)	4,845	126
TrustCo Bank Corp.	14,421	78
Trustmark Corp.	8,626	201
Two Harbors Investment Corp.	44,555	170
U.S. Global Investors, Inc. Class A	1,887	2
UMB Financial Corp.	5,952	276
Umpqua Holdings Corp.	32,433	354
Union Bankshares, Inc.	619	14
United Bancorp, Inc.	953	11
United Bankshares, Inc.	15,307	353
United Community Banks, Inc.	11,897	218
United Fire Group, Inc.	3,298	108
United Insurance Holdings Corp.	3,876	36
United Security Bancshares	2,440	16
Unity Bancorp, Inc.	1,432	17
Universal Insurance Holdings, Inc.	4,926	88
Univest Financial Corp.	4,677	76
Valley National Bancorp	61,470	449
Value Line, Inc.	167	5
Velocity Financial, Inc.(a)	1,282	10
Vericity, Inc.(d)	618	5
Veritex Holdings, Inc.	7,085	99
Victory Capital Holdings, Inc. Class A	2,107	34
Village Bank and Trust Financial Corp.(a)(d)	121	3
Virtu Financial, Inc. Class A	4,993	104
Virtus Investment Partners, Inc.	1,096	83
Voya Financial, Inc.	21,249	862
Waddell & Reed Financial, Inc. Class A	9,283	106
Walker & Dunlop, Inc.	4,718	190
Washington Federal, Inc.	11,989	311
Washington Trust Bancorp, Inc.	2,286	84
Webster Financial Corp.	12,698	291
Wellesley Bank(d)	360	11
WesBanco, Inc.	10,998	261
West Bancorp, Inc.	2,497	41
Westamerica Bancorp	3,145	185
Westbury Bancorp, Inc.(a)	627	13
Western Alliance Bancorp	16,509	505
Western Asset Mortgage Capital Corp.	8,390	19
Western New England Bancorp, Inc.	3,956	27
Westwood Holdings Group, Inc.	1,436	26
White Mountains Insurance Group Ltd.	448	408
WhiteHorse Finance, Inc.	2,684	19
Wintrust Financial Corp.	8,348	274
WisdomTree Investments, Inc.	17,885	42
World Acceptance Corp.(a)	1,237	68
WSFS Financial Corp.	7,252	181
		89,749

Security Description	Shares	Value
Health Care (15.9%):
10X Genomics, Inc. Class A(a)	1,840	$115
1Life Healthcare, Inc.(a)(b)	3,028	55
89bio, Inc.(a)	978	25
Abeona Therapeutics, Inc.(a)	11,274	24
Acadia Healthcare Co., Inc.(a)	11,650	214
ACADIA Pharmaceuticals, Inc.(a)	19,374	819
Accelerate Diagnostics, Inc.(a)(b)	5,707	48
Acceleron Pharma, Inc.(a)	5,728	515
Accuray, Inc.(a)(b)	14,552	28
AcelRx Pharmaceuticals, Inc.(a)(b)	12,957	15
Acer Therapeutics, Inc.(a)	892	2
Achieve Life Sciences, Inc.(a)	5,345	2
Aclaris Therapeutics, Inc.(a)	6,331	7
Acorda Therapeutics, Inc.(a)	5,985	6
Adamis Pharmaceuticals Corp.(a)	12,084	4
Adaptive Biotechnologies Corp.(a)	10,722	298
Addus HomeCare Corp.(a)	2,369	160
Adial Pharmaceuticals, Inc.(a)	1,537	2
Aduro Biotech, Inc.(a)	9,580	26
Advaxis, Inc.(a)	10,432	6
Adverum Biotechnologies, Inc.(a)	10,139	99
Aeglea BioTherapeutics, Inc.(a)	4,283	20
Aerie Pharmaceuticals, Inc.(a)(b)	6,514	88
Agenus, Inc.(a)	21,433	53
AgeX Therapeutics, Inc.(a)	3,652	3
Agile Therapeutics, Inc.(a)	9,549	18
Agios Pharmaceuticals, Inc.(a)(b)	7,596	270
Aileron Therapeutics, Inc.(a)	3,415	1
AIM ImmunoTech, Inc.(a)	4,334	11
Aimmune Therapeutics, Inc.(a)(b)	6,407	92
Akcea Therapeutics, Inc.(a)	1,224	18
Akebia Therapeutics, Inc.(a)	18,956	144
Akero Therapeutics, Inc.(a)	1,682	36
Akers Biosciences, Inc.(a)	91	—	(c)
Akorn, Inc.(a)	16,596	9
Albireo Pharma, Inc.(a)	2,149	35
Aldeyra Therapeutics, Inc.(a)	3,728	9
Alector, Inc.(a)	6,809	164
Alimera Sciences, Inc.(a)	637	2
Alkermes PLC(a)	19,374	279
Allakos, Inc.(a)(b)	2,263	101
Allena Pharmaceuticals, Inc.(a)	2,341	2
Allied Healthcare Products, Inc.(a)	299	5
Allogene Therapeutics, Inc.(a)(b)	10,169	198
Allscripts Healthcare Solutions, Inc.(a)	23,111	163
Alnylam Pharmaceuticals, Inc.(a)	14,237	1,549
Alphatec Holdings, Inc.(a)	8,716	30
Alpine Immune Sciences, Inc.(a)	1,546	4
Altimmune, Inc.(a)(b)	2,338	8
AMAG Pharmaceuticals, Inc.(a)(b)	4,641	29
Amedisys, Inc.(a)	4,982	914
American Renal Associates Holdings, Inc. Class A(a)	2,146	14
American Shared Hospital Services(a)	675	1
Amicus Therapeutics, Inc.(a)	36,986	342
AMN Healthcare Services, Inc.(a)	6,899	399
Amneal Pharmaceuticals, Inc.(a)	48,205	168
Amphastar Pharmaceuticals, Inc.(a)	5,924	88
Ampio Pharmaceuticals, Inc.(a)	25,579	11
AnaptysBio, Inc.(a)	3,994	56
AngioDynamics, Inc.(a)	5,475	57
ANI Pharmaceuticals, Inc.(a)	1,425	58

Security Description	Shares	Value
Anika Therapeutics, Inc.(a)	1,903	$55
Anixa Biosciences, Inc.(a)	3,606	6
Annovis Bio, Inc.(a)	192	1
Antares Pharma, Inc.(a)	24,882	59
Apellis Pharmaceuticals, Inc.(a)	10,812	290
Apollo Endosurgery, Inc.(a)	2,395	5
Apollo Medical Holdings, Inc.(a)	6,122	79
Applied Genetic Technologies Corp.(a)	3,713	12
Applied Therapeutics, Inc.(a)	2,285	75
Aprea Therapeutics, Inc.(a)(b)	1,854	64
Aptevo Therapeutics, Inc.(a)	508	2
Aptinyx, Inc.(a)	4,177	9
Apyx Medical Corp.(a)	5,031	18
AquaBounty Technologies, Inc.(a)	3,044	5
Aquestive Therapeutics, Inc.(a)	4,980	11
Aravive, Inc.(a)	1,554	9
ARCA biopharma, Inc.(a)	257	1
Arcus Biosciences, Inc.(a)	4,846	67
Arcutis Biotherapeutics, Inc.(a)	3,860	115
Ardelyx, Inc.(a)	11,960	68
Arena Pharmaceuticals, Inc.(a)	8,095	340
Aridis Pharmaceuticals, Inc.(a)	1,034	6
Arrowhead Pharmaceuticals, Inc.(a)	15,654	450
ArTara Therapeutics, Inc.(a)	931	22
Arvinas, Inc.(a)	5,170	208
Assembly Biosciences, Inc.(a)	5,265	78
Assertio Therapeutics, Inc.(a)	13,255	9
Atara Biotherapeutics, Inc.(a)	9,419	80
Athenex, Inc.(a)	8,056	62
Atossa Therapeutics, Inc.(a)	1,550	2
Atreca, Inc. Class A(a)	1,259	21
AtriCure, Inc.(a)	5,481	184
Atrion Corp.	180	117
aTyr Pharma, Inc.(a)	1,301	4
Avanos Medical, Inc. Class I(a)	6,039	163
Avantor, Inc.(a)(b)	56,568	707
Avenue Therapeutics, Inc.(a)	1,241	11
AVEO Pharmaceuticals, Inc.(a)	2,340	8
Avid Bioservices, Inc.(a)	8,490	43
Avinger, Inc.(a)	2,560	1
Avrobio, Inc.(a)	5,297	82
Axcella Health, Inc.(a)	1,481	5
Axogen, Inc.(a)	6,057	63
Axonics Modulation Technologies, Inc.(a)(b)	3,965	101
Axsome Therapeutics, Inc.(a)	4,345	256
Aytu BioScience, Inc.(a)	15,875	24
AzurRx BioPharma, Inc.(a)	4,132	2
Baudax Bio, Inc.(a)	1,553	4
Beam Therapeutics, Inc.(a)	1,749	31
Bellerophon Therapeutics, Inc.(a)	553	6
Bellicum Pharmaceuticals, Inc.(a)	813	4
Bioanalytical Systems, Inc.(a)	1,331	4
Biocept, Inc.(a)	18,354	5
BioCryst Pharmaceuticals, Inc.(a)	24,819	50
Biodelivery Sciences International, Inc.(a)	14,485	55
Biolase, Inc.(a)	4,181	2
BioLife Solutions, Inc.(a)	2,293	22
BioMarin Pharmaceutical, Inc.(a)	23,025	1,945
Biomerica, Inc.(a)	1,337	10
BioNano Genomics, Inc.(a)	5,225	2
BioPharmX Corp.(a)	2,269	1
Bio-Rad Laboratories, Inc. Class A(a)	3,110	1,091

Security Description	Shares	Value
BioSpecifics Technologies Corp.(a)	966	$55
Bio-Techne Corp.	6,046	1,147
BioTelemetry, Inc.(a)(b)	5,069	195
Bioxcel Therapeutics, Inc.(a)	1,874	42
Black Diamond Therapeutics, Inc.(a)	1,842	46
bluebird bio, Inc.(a)	5,951	274
Blueprint Medicines Corp.(a)	7,182	420
Brickell Biotech, Inc.(a)	1,237	1
Bridgebio Pharma, Inc.(a)(b)	8,576	249
Brookdale Senior Living, Inc.(a)	28,088	88
Bruker Corp.	10,402	373
Cabaletta Bio, Inc.(a)	1,207	9
Caladrius Biosciences, Inc.(a)	1,459	3
Calithera Biosciences, Inc.(a)	10,591	47
Calyxt, Inc.(a)	1,080	4
Cancer Genetics, Inc.(a)	335	1
Cantel Medical Corp.	4,868	175
Capital Senior Living Corp.(a)	3,706	2
Capricor Therapeutics, Inc.(a)	685	1
Cara Therapeutics, Inc.(a)	6,151	81
Cardiovascular Systems, Inc.(a)	3,786	133
CareDx, Inc.(a)(b)	6,536	143
CASI Pharmaceuticals, Inc.(a)	7,510	15
Cassava Sciences, Inc.(a)	3,669	15
Castle Biosciences, Inc.(a)	1,678	50
Castlight Health, Inc. Class B(a)	7,240	5
Catabasis Pharmaceuticals, Inc.(a)	2,976	12
Catalent, Inc.(a)	20,625	1,071
Catalyst Biosciences, Inc.(a)	2,770	12
Catalyst Pharmaceuticals, Inc.(a)	16,779	65
Catasys, Inc.(a)(b)	1,092	17
Celcuity, Inc.(a)	835	5
Celldex Therapeutics, Inc.(a)	2,200	4
Cellectar Biosciences, Inc.(a)	1,465	2
CEL-SCI Corp.(a)(b)	6,307	73
Celsion Corp.(a)	4,795	4
Cerecor, Inc.(a)	9,438	23
Cerus Corp.(a)	22,736	106
Champions Oncology, Inc.(a)	1,027	8
Change Healthcare, Inc.(a)	35,123	351
Charles River Laboratories International, Inc.(a)	7,718	974
Checkpoint Therapeutics, Inc.(a)	6,789	10
Chembio Diagnostics, Inc.(a)	2,824	14
Chemed Corp.	2,531	1,095
Chemocentryx, Inc.(a)	5,451	219
Chiasma, Inc.(a)	3,966	14
Chimerix, Inc.(a)	7,807	11
Cidara Therapeutics, Inc.(a)	5,436	13
Clearside Biomedical, Inc.(a)	6,298	11
Cleveland BioLabs, Inc.(a)	705	1
Clovis Oncology, Inc.(a)(b)	10,942	70
CNS Pharmaceuticals, Inc.(a)	1,088	2
Cocrystal Pharma, Inc.(a)	5,779	4
Codexis, Inc.(a)	8,366	93
Co-Diagnostics, Inc.(a)(b)	3,527	27
Cohbar, Inc.(a)	5,570	6
Coherus Biosciences, Inc.(a)	10,154	165
Collegium Pharmaceutical, Inc.(a)(b)	5,062	83
Community Health Systems, Inc.(a)(b)	12,862	43
Computer Programs & Systems, Inc.	1,965	44
Conatus Pharmaceuticals, Inc.(a)	4,999	2
Concert Pharmaceuticals, Inc.(a)	4,465	39

Security Description	Shares	Value
Conformis, Inc.(a)	11,645	$7
CONMED Corp.	3,850	220
Constellation Pharmaceuticals, Inc.(a)	3,387	106
Corcept Therapeutics, Inc.(a)	17,270	205
Cortexyme, Inc.(a)	1,628	74
CorVel Corp.(a)	1,443	79
Corvus Pharmaceuticals, Inc.(a)	4,017	8
Covetrus, Inc.(a)	15,480	126
Crinetics Pharmaceuticals, Inc.(a)	1,427	21
Cross Country Healthcare, Inc.(a)	4,535	31
CryoLife, Inc.(a)	5,819	98
CryoPort, Inc.(a)(b)	5,836	100
CTI BioPharma Corp.(a)	12,046	11
Cue BioPharma, Inc.(a)	4,310	61
Cumberland Pharmaceuticals, Inc.(a)	1,473	5
Curis, Inc.(a)	5,372	4
Cutera, Inc.(a)	2,120	28
Cyclacel Pharmaceuticals, Inc.(a)	2,592	1
Cyclerion Therapeutics, Inc.(a)	3,759	10
Cytokinetics, Inc.(a)(b)	8,085	95
CytomX Therapeutics, Inc.(a)	6,709	51
Cytosorbents Corp.(a)(b)	4,830	37
CytRx Corp.(a)	5,477	2
Dare Bioscience, Inc.(a)	3,822	3
Deciphera Pharmaceuticals, Inc.(a)	6,471	266
Delcath Systems, Inc.(a)	12	—	(c)
Denali Therapeutics, Inc.(a)	13,623	239
Dexcom, Inc.(a)	13,009	3,504
Dicerna Pharmaceuticals, Inc.(a)	10,443	192
Digirad Corp.(a)	337	1
Diversicare Healthcare Services, Inc.(a)	520	1
Durect Corp.(a)	28,657	44
Dynavax Technologies Corp.(a)(b)	12,043	43
Eagle Pharmaceuticals, Inc.(a)	1,825	84
Editas Medicine, Inc.(a)(b)	8,063	160
Eidos Therapeutics, Inc.(a)	2,268	111
Eiger Biopharmaceuticals, Inc.(a)	3,649	25
Ekso Bionics Holdings, Inc.(a)	563	2
Elanco Animal Health, Inc.(a)	56,531	1,266
Electrocore, Inc.(a)	2,659	3
Electromed, Inc.(a)	1,261	14
Eloxx Pharmaceuticals, Inc.(a)	3,880	8
Emergent BioSolutions, Inc.(a)	7,116	412
Enanta Pharmaceuticals, Inc.(a)	2,546	131
Encompass Health Corp.	15,516	993
Endo International PLC(a)	30,948	115
Endologix, Inc.(a)	2,633	2
ENDRA Life Sciences, Inc.(a)	1,036	1
Entasis Therapeutics Holdings, Inc.(a)	299	1
Envista Holdings Corp.(a)	23,390	349
Enzo Biochem, Inc.(a)	7,002	18
Enzon Pharmaceuticals, Inc.	6,653	1
Epizyme, Inc.(a)	12,568	195
Equillium, Inc.(a)	1,114	3
Escalon Medical Corp.(a)	1,285	—	(c)
Esperion Therapeutics, Inc.(a)(b)	3,670	116
Establishment Labs Holdings, Inc.(a)	2,458	36
Eton Pharmaceuticals, Inc.(a)	2,429	10
Evelo Biosciences, Inc.(a)(b)	1,562	6
Evofem Biosciences, Inc.(a)	4,217	22
Evoke Pharma, Inc.(a)	3,820	4
Evolent Health, Inc. Class A(a)	13,795	75

Security Description	Shares	Value
Evolus, Inc.(a)(b)	4,323	$18
Exact Sciences Corp.(a)	22,300	1,292
Exagen, Inc.(a)	1,001	16
Exelixis, Inc.(a)	47,611	820
EyeGate Pharmaceuticals, Inc.(a)	741	4
Eyenovia, Inc.(a)	1,718	4
Fate Therapeutics, Inc.(a)(b)	11,180	248
Fennec Pharmaceuticals, Inc.(a)(b)	2,895	17
Fibrogen, Inc.(a)	11,738	408
Five Prime Therapeutics, Inc.(a)	5,926	13
Five Star Senior Living, Inc.(a)	3,224	9
Flexion Therapeutics, Inc.(a)(b)	4,166	33
Fluidigm Corp.(a)	8,664	22
FONAR Corp.(a)	1,089	16
Fortress Biotech, Inc.(a)	10,431	20
Forty Seven, Inc.(a)(b)	6,824	651
Frequency Therapeutics, Inc.(a)	4,531	81
Fulcrum Therapeutics, Inc.(a)	2,049	24
Fulgent Genetics, Inc.(a)	1,603	17
G1 Therapeutics, Inc.(a)	3,652	40
Galectin Therapeutics, Inc.(a)	7,391	14
Galera Therapeutics, Inc.(a)	1,485	14
Genesis Healthcare, Inc.(a)	11,705	10
GenMark Diagnostics, Inc.(a)(b)	7,459	31
Genocea Biosciences, Inc.(a)	3,256	6
Genprex, Inc.(a)	4,484	11
Geron Corp.(a)(b)	29,415	35
Glaukos Corp.(a)	5,681	175
Global Blood Therapeutics, Inc.(a)	6,322	323
Globus Medical, Inc.(a)	10,549	449
GlycoMimetics, Inc.(a)	4,681	11
Gossamer Bio, Inc.(a)	7,092	72
Gritstone Oncology, Inc.(a)(b)	2,791	16
Guardant Health, Inc.(a)	12,379	862
Haemonetics Corp.(a)	7,319	729
Halozyme Therapeutics, Inc.(a)	19,634	353
Hancock Jaffe Laboratories, Inc.(a)	2,454	1
Hanger, Inc.(a)	4,269	67
Harpoon Therapeutics, Inc.(a)	1,963	23
Harrow Health, Inc.(a)	4,361	17
Harvard Bioscience, Inc.(a)	6,132	14
Health Catalyst, Inc.(a)	4,487	117
HealthEquity, Inc.(a)(b)	9,577	485
HealthStream, Inc.(a)	3,982	95
Heat Biologics, Inc.(a)	10,589	6
Helius Medical Technologies, Inc.(a)(b)	5,827	2
Heska Corp.(a)	1,073	59
Hill-Rom Holdings, Inc.	10,560	1,062
HMS Holdings Corp.(a)	13,125	332
Homology Medicines, Inc.(a)	4,649	72
Hookipa Pharma, Inc.(a)	1,056	9
Horizon Therapeutics PLC(a)	31,257	926
Hoth Therapeutics, Inc.(a)	806	2
HTG Molecular Diagnostics, Inc.(a)	8,245	3
Icad, Inc.(a)	3,121	23
ICU Medical, Inc.(a)	2,627	530
Ideaya Biosciences, Inc.(a)	1,958	8
Idera Pharmaceuticals, Inc.(a)	4,051	5
IGM Biosciences, Inc.(a)	1,217	68
Imac Holdings, Inc.(a)	741	1
ImmuCell Corp.(a)	1,037	4
Immunic, Inc.(a)	1,402	8

Security Description	Shares	Value
ImmunoGen, Inc.(a)	28,368	$97
Immunomedics, Inc.(a)	34,814	469
Infinity Pharmaceuticals, Inc.(a)	9,352	8
Infusystem Holdings, Inc.(a)	2,165	18
Inmune Bio, Inc.(a)	730	2
Innovate Biopharmaceuticals, Inc.(a)	5,655	3
Innoviva, Inc.(a)	10,178	120
Inogen, Inc.(a)	2,061	106
Inovalon Holdings, Inc. Class A(a)	7,521	125
Inovio Pharmaceuticals, Inc.(a)(b)	22,475	167
Insmed, Inc.(a)	11,041	177
Inspire Medical System, Inc.(a)	3,804	229
Insulet Corp.(a)	7,491	1,241
Integer Holdings Corp.(a)	4,830	304
Integra LifeSciences Holdings Corp.(a)	9,069	405
Intellia Therapeutics, Inc.(a)(b)	5,423	66
Intercept Pharmaceuticals, Inc.(a)	3,471	219
Interpace Biosciences, Inc.(a)(b)	622	3
Intersect ENT, Inc.(a)	5,203	62
IntriCon Corp.(a)	1,430	17
Invacare Corp.	4,489	33
Invitae Corp.(a)(b)	14,228	194
Ionis Pharmaceuticals, Inc.(a)	17,737	839
iRadimed Corp.(a)	975	21
iRhythm Technologies, Inc.(a)	2,832	230
IRIDEX Corp.(a)	2,196	4
Ironwood Pharmaceuticals, Inc.(a)	20,280	205
IsoRay, Inc.(a)	11,719	6
IVERIC bio, Inc.(a)	6,541	23
Jaguar Health, Inc.(a)	2,206	1
Jounce Therapeutics, Inc.(a)	2,949	14
Kala Pharmaceuticals, Inc.(a)(b)	7,359	65
Kaleido Biosciences, Inc.(a)(b)	1,581	10
KalVista Pharmaceuticals, Inc.(a)	1,545	12
Karuna Therapeutics, Inc.(a)	2,028	146
KemPharm, Inc.(a)	8,320	2
Kewaunee Scientific Corp.	391	3
Kezar Life Sciences, Inc.(a)	4,225	18
Kindred Biosciences, Inc.(a)	6,027	24
Kiniksa Pharmaceuticals Ltd. Class A(a)	1,540	24
Kodiak Sciences, Inc.(a)	4,550	217
Krystal Biotech, Inc.(a)(b)	1,589	69
Kura Oncology, Inc.(a)	5,430	54
Lannett Co., Inc.(a)(b)	4,123	29
Lantheus Holdings, Inc.(a)	5,236	67
Leap Therapeutics, Inc.(a)	4,154	7
LeMaitre Vascular, Inc.	2,216	55
Lexicon Pharmaceuticals, Inc.(a)(b)	6,442	13
LHC Group, Inc.(a)	4,696	658
Ligand Pharmaceuticals, Inc.(a)(b)	2,344	170
Lineage Cell Therapeutics, Inc.(a)(b)	24,910	21
Liquidia Technologies, Inc.(a)	1,565	7
Livongo Health, Inc.(a)(b)	6,815	194
LogicBio Therapeutics, Inc.(a)	2,819	14
Luminex Corp.(b)	6,651	183
Lumos Pharma, Inc.(a)	1,264	11
MacroGenics, Inc.(a)	6,025	35
Madrigal Pharmaceuticals, Inc.(a)	1,651	110
Magellan Health, Inc.(a)	3,722	179
Magenta Therapeutics, Inc.(a)	3,542	22
MannKind Corp.(a)(b)	34,194	35
Marinus Pharmaceuticals, Inc.(a)	12,914	26

Security Description	Shares	Value
Marker Therapeutics, Inc.(a)(b)	5,307	$10
Masimo Corp.(a)	7,082	1,254
Mateon Therapeutics, Inc.(a)	10,934	2
Matinas BioPharma Holdings, Inc.(a)	32,762	20
MediciNova, Inc.(a)	6,777	25
MEDNAX, Inc.(a)	13,285	155
Medpace Holdings, Inc.(a)	4,189	307
MEI Pharma, Inc.(a)	13,037	21
MeiraGTx Holdings PLC(a)	3,421	46
Menlo Therapeutics, Inc.(a)	2,197	6
Meridian Bioscience, Inc.(a)	6,298	53
Merit Medical Systems, Inc.(a)	7,652	239
Merrimack Pharmaceuticals, Inc.	2,176	5
Mersana Therapeutics, Inc.(a)	5,509	32
Microbot Medical, Inc.(a)	1,145	6
Micron Solutions, Inc.(a)	311	1
Millendo Therapeutics, Inc.(a)	2,306	12
Minerva Neurosciences, Inc.(a)	6,414	39
Miragen Therapeutics, Inc.(a)	7,685	3
Mirum Pharmaceuticals, Inc.(a)	1,979	28
Misonix, Inc.(a)	2,134	20
Moderna, Inc.(a)	37,614	1,127
Molecular Templates, Inc.(a)	4,407	59
Moleculin Biotech, Inc.(a)	7,525	5
Molina Healthcare, Inc.(a)	8,000	1,117
Momenta Pharmaceuticals, Inc.(a)	13,611	370
Monopar Therapeutics, Inc.(a)	344	3
Morphic Holding, Inc.(a)	1,584	23
Motus GI Holdings, Inc.(a)	3,891	3
MTBC, Inc.(a)	1,282	7
Mustang Bio, Inc.(a)	5,059	14
MyoKardia, Inc.(a)	5,648	265
Myomo, Inc.(a)	479	2
Myriad Genetics, Inc.(a)	9,298	133
NanoString Technologies, Inc.(a)	5,380	129
NantHealth, Inc.(a)	3,832	6
NantKwest, Inc.(a)	5,623	16
Natera, Inc.(a)	12,060	360
National Healthcare Corp.	2,337	168
National Research Corp.	1,858	85
Natus Medical, Inc.(a)	5,022	116
Navidea Biopharmaceuticals, Inc.(a)	2,403	2
Nektar Therapeutics(a)(b)	16,301	291
Neogen Corp.(a)	6,665	446
NeoGenomics, Inc.(a)	15,617	431
Neon Therapeutics, Inc.(a)	2,448	6
Neos Therapeutics, Inc.(a)	8,184	6
NeuroBo Pharmaceuticals, Inc.(a)	211	3
Neurocrine Biosciences, Inc.(a)	11,831	1,024
NeuroMetrix, Inc.(a)	243	—	(c)
Neuronetics, Inc.(a)	2,248	4
Neurotrope, Inc.(a)	2,975	2
Nevro Corp.(a)	4,669	467
NextCure, Inc.(a)	2,995	111
Nextgen Healthcare, Inc.(a)	6,032	63
NGM Biopharmaceuticals, Inc.(a)	4,157	51
Northwest Biotherapeutics, Inc.(a)	101,003	16
NovaBay Pharmaceuticals, Inc.(a)	2,997	2
Novan, Inc.(a)	5,325	3
Novavax, Inc.(a)(b)	8,555	116
Novus Therapeutics, Inc.(a)	2,477	1
NuVasive, Inc.(a)	8,040	407

Security Description	Shares	Value
Obalon Therapeutics, Inc.(a)	1,192	$1
Ocugen, Inc.(a)	6,928	2
Ocular Therapeutix, Inc.(a)	7,329	36
Odonate Therapeutics, Inc.(a)(b)	2,555	71
Omeros Corp.(a)(b)	8,732	117
Omnicell, Inc.(a)	6,326	415
Oncocyte Corp.(a)	8,624	21
Onconova Therapeutics, Inc.(a)	24,031	7
OncoSec Medical, Inc.(a)	3,600	5
Oncternal Therapeutics, Inc.(a)	2,049	6
OpGen, Inc.(a)(b)	970	2
Opiant Pharmaceuticals, Inc.(a)	674	6
OPKO Health, Inc.(a)(b)	80,061	107
Optinose, Inc.(a)(b)	3,234	15
Option Care Health, Inc.(a)	5,812	55
Oragenics, Inc.(a)	7,431	4
Oramed Pharmaceuticals, Inc.(a)	3,137	10
OraSure Technologies, Inc.(a)	8,592	92
Organogenesis Holdings, Inc.(a)	3,370	11
Orgenesis, Inc.(a)	2,346	9
Orthofix Medical, Inc.(a)	2,824	79
Orthopediatrics Corp.(a)	1,914	76
Osmotica Pharmaceuticals PLC(a)	2,341	7
Otonomy, Inc.(a)	4,266	8
Outlook Therapeutics, Inc.(a)	5,356	3
Ovid Therapeutics, Inc.(a)	5,937	18
Owens & Minor, Inc.	8,492	78
Oyster Point Pharma, Inc.(a)	481	17
Pacific Biosciences of California, Inc.(a)(b)	24,670	75
Pacira BioSciences, Inc.(a)	6,189	208
Palatin Technologies, Inc.(a)(b)	37,328	16
Paratek Pharmaceuticals, Inc.(a)	6,391	20
Passage Bio, Inc.(a)	1,992	31
Patterson Cos., Inc.	10,778	165
PAVmed, Inc.(a)	5,084	10
PDL BioPharma, Inc.(a)	17,010	48
PDS Biotechnology Corp.(a)	2,136	2
Penumbra, Inc.(a)	4,675	754
Personalis, Inc.(a)	2,976	24
PetIQ, Inc.(a)	1,126	26
Pfenex, Inc.(a)	3,731	33
PhaseBio Pharmaceuticals, Inc.(a)(b)	2,342	8
Phathom Pharmaceuticals, Inc.(a)(b)	2,089	54
Phibro Animal Health Corp. Class A	2,242	54
Phreesia, Inc.(a)	4,147	87
Pieris Pharmaceuticals, Inc.(a)	8,952	20
Plus Therapeutics, Inc.(a)	647	1
PLx Pharma, Inc.(a)	1,490	3
PolarityTE, Inc.(a)	4,907	5
Portola Pharmaceuticals, Inc.(a)	11,767	84
PPD, Inc.(a)	10,247	182
PRA Health Sciences, Inc.(a)	8,809	731
Precigen, Inc.(a)(b)	8,523	29
Precipio, Inc.(a)	1,359	1
Precision BioSciences, Inc.(a)	5,542	33
Predictive Oncology, Inc.(a)	626	1
Premier, Inc. Class A(a)	7,383	242
Pressure BioSciences, Inc.(a)	415	1
Prestige Consumer Healthcare, Inc.(a)	7,662	281
Prevail Therapeutics, Inc.(a)	4,748	58
Principia Biopharma, Inc.(a)	4,316	256
Pro-Dex, Inc.(a)	490	8

Security Description	Shares	Value
Progenics Pharmaceuticals, Inc.(a)	10,353	$39
Progyny, Inc.(a)(b)	6,118	130
ProPhase Labs, Inc.	1,804	3
Protagonist Therapeutics, Inc.(a)	3,326	23
Protalix BioTherapeutics, Inc.(a)	2,570	6
Proteostasis Therapeutics, Inc.(a)	7,505	9
Provention Bio, Inc.(a)	6,437	59
Psychemedics Corp.	774	5
PTC Therapeutics, Inc.(a)	9,331	416
Pulmatrix, Inc.(a)	2,771	3
Pulse Biosciences, Inc.(a)	2,017	14
Puma Biotechnology, Inc.(a)(b)	5,651	48
Quanterix Corp.(a)	3,543	65
Quidel Corp.(a)	4,135	404
Quorum Health Corp.(a)(b)	4,676	2
R1 RCM, Inc.(a)	17,052	155
RA Medical Systems, Inc.(a)	1,510	2
Ra Pharmaceuticals, Inc.(a)	6,641	319
RadNet, Inc.(a)	6,101	64
RAPT Therapeutics, Inc.(a)	1,728	37
Reata Pharmaceuticals, Inc. Class A(a)	3,223	465
Recro Pharma, Inc.	3,741	31
RegeneRx Biopharmaceuticals, Inc.(a)	13,440	3
REGENXBIO, Inc.(a)	4,696	152
Regulus Therapeutics, Inc.(a)	2,913	1
Repligen Corp.(a)	7,488	723
Replimune Group, Inc.(a)	2,791	28
ReShape Lifesciences, Inc.(a)	61	—	(c)
resTORbio, Inc.(a)	3,458	4
Retractable Technologies, Inc.(a)	1,913	3
Retrophin, Inc.(a)(b)	5,004	73
Revance Therapeutics, Inc.(a)	7,983	118
REVOLUTION Medicines, Inc.(a)	2,386	52
Rexahn Pharmaceuticals, Inc.(a)	668	1
Rhythm Pharmaceuticals, Inc.(a)	4,274	65
Rigel Pharmaceuticals, Inc.(a)	23,068	36
Ritter Pharmaceuticals, Inc.(a)	4,324	1
Rocket Pharmaceuticals, Inc.(a)	8,238	115
Rockwell Medical, Inc.(a)	7,603	16
RTI Surgical Holdings, Inc.(a)	8,567	15
Rubius Therapeutics, Inc.(a)(b)	3,041	14
Sage Therapeutics, Inc.(a)	6,020	173
Salarius Pharmaceuticals, Inc.(a)	1,872	1
Sangamo Therapeutics, Inc.(a)	18,691	119
Sarepta Therapeutics, Inc.(a)	11,424	1,117
Satsuma Pharmaceuticals, Inc.(a)	1,081	23
Savara, Inc.(a)	7,525	16
Scholar Rock Holding Corp.(a)	2,005	24
Schrodinger, Inc.(a)	1,958	84
scPharmaceuticals, Inc.(a)	2,710	20
SCWorx Corp.(a)	959	2
SCYNEXIS, Inc.(a)	16,848	13
Seaspine Holdings Corp.(a)	3,303	27
Seattle Genetics, Inc.(a)	22,977	2,650
Second Sight Medical Products, Inc.(a)	971	1
Seelos Therapeutics, Inc.(a)	6,738	3
Select Medical Holdings Corp.(a)	13,262	199
Selecta Biosciences, Inc.(a)	5,533	13
Sellas Life Sciences Group, Inc.(a)	1,149	2
Seneca BioPharma, Inc.(a)	1,584	1
Senestech, Inc.(a)	314	1
Senseonics Holdings, Inc.(a)(b)	21,387	14

Security Description	Shares	Value
Sensus Healthcare, Inc.(a)	2,113	$5
Seres Therapeutics, Inc.(a)	4,922	18
Sesen Bio, Inc.(a)	16,682	9
Shockwave Medical, Inc.(a)	3,018	100
SI-BONE, Inc.(a)	3,360	40
Sientra, Inc.(a)	7,629	15
Sierra Oncology, Inc.(a)	1,477	14
SIGA Technologies, Inc.(a)	9,129	44
Silk Road Medical, Inc.(a)	3,617	114
Simulations Plus, Inc.	2,201	77
SiNtx Technologies, Inc.(a)	354	—	(c)
SmileDirectClub, Inc.(a)(b)	9,933	46
Soleno Therapeutics, Inc.(a)	5,721	14
Solid Biosciences, Inc.(a)	4,939	12
Soliton, Inc.(a)	1,349	11
Sonoma Pharmaceuticals, Inc.(a)	289	1
Spectrum Pharmaceuticals, Inc.(a)(b)	15,541	36
Spero Therapeutics, Inc.(a)	2,567	21
Spring Bank Pharmaceuticals, Inc.(a)	2,718	3
SpringWorks Therapeutics, Inc.(a)(b)	2,682	72
STAAR Surgical Co.(a)	7,321	236
Stemline Therapeutics, Inc.(a)	5,905	29
Stereotaxis, Inc.(a)	9,362	28
Stoke Therapeutics, Inc.(a)	2,778	64
Strata Skin Sciences, Inc.(a)	3,591	3
Streamline Health Solutions, Inc.(a)	5,006	4
Strongbridge BioPharma PLC(a)	6,390	12
Sunesis Pharmaceuticals, Inc.(a)	18,313	8
SunLink Health Systems, Inc.(a)	713	—	(c)
Supernus Pharmaceuticals, Inc.(a)	7,735	139
Surface Oncology, Inc.(a)	2,173	4
Surgery Partners, Inc.(a)	4,053	26
Surmodics, Inc.(a)	2,001	67
Sutro Biopharma, Inc.(a)	1,760	18
Syndax Pharmaceuticals, Inc.(a)	4,286	47
Syneos Health, Inc.(a)(b)	9,390	370
Synlogic, Inc.(a)	3,300	6
Synthetic Biologics, Inc.(a)	2,849	1
Syros Pharmaceuticals, Inc.(a)	3,896	23
T2 Biosystems, Inc.(a)	15,413	10
Tabula Rasa Healthcare, Inc.(a)(b)	3,368	176
Tactile Systems Technology, Inc.(a)	2,621	105
Tandem Diabetes Care, Inc.(a)	9,725	626
TCR2 Therapeutics, Inc.(a)	1,957	15
Tela Bio, Inc.(a)	711	6
Teladoc Health, Inc.(a)(b)	10,865	1,685
Teligent, Inc.(a)	6,706	2
Tenet Healthcare Corp.(a)	16,078	232
Tetraphase Pharmaceuticals, Inc.(a)	1,225	2
TFF Pharmaceuticals, Inc.(a)	1,976	8
The Ensign Group, Inc.	7,967	300
The Joint Corp.(a)(b)	2,257	24
The Pennant Group, Inc.(a)	3,425	48
The Providence Service Corp.(a)	1,963	108
TherapeuticsMD, Inc.(a)(b)	34,336	36
Thermogenesis Holdings, Inc.(a)	672	2
Tilray, Inc. Class 2(a)(b)	1,802	12
Tivity Health, Inc.(a)(b)	5,118	32
Tocagen, Inc.(a)	3,850	5
Tonix Pharmaceuticals Holding Corp.(a)	8,304	6
Tracon Pharmaceuticals, Inc.(a)	821	1
TransEnterix, Inc.(a)	7,636	3

Security Description	Shares	Value
Translate Bio, Inc.(a)	7,058	$70
TransMedics Group, Inc.(a)(b)	2,366	29
Trevena, Inc.(a)	15,398	9
Trevi Therapeutics, Inc.(a)	803	3
Tricida, Inc.(a)	6,218	137
Trovagene, Inc.(a)	1,633	2
Turning Point Therapeutics, Inc.(a)	4,749	212
Twist Bioscience Corp.(a)	5,765	176
Tyme Technologies, Inc.(a)	9,149	10
U.S. Physical Therapy, Inc.	1,460	101
Ultragenyx Pharmaceutical, Inc.(a)	5,315	236
United Therapeutics Corp.(a)	6,462	613
UNITY Biotechnology, Inc.(a)	3,263	19
Unum Therapeutics, Inc.(a)	2,532	1
UroGen Pharma Ltd.(a)(b)	2,455	43
Urovant Sciences Ltd.(a)	891	8
Utah Medical Products, Inc.	445	42
Vaccinex, Inc.(a)	2,061	8
Valeritas Holdings, Inc.(a)	1,270	—	(c)
Vanda Pharmaceuticals, Inc.(a)	7,342	76
Vapotherm, Inc.(a)	2,337	44
Varex Imaging Corp.(a)	5,669	129
Vaxart, Inc.(a)	11,641	21
Veeva Systems, Inc. Class A(a)	16,988	2,657
Venus Concept, Inc.(a)	1,864	7
Veracyte, Inc.(a)	6,893	168
Verastem, Inc.(a)	24,538	65
Vericel Corp.(a)	6,851	63
Vermillion, Inc.(a)	9,264	8
Verrica Pharmaceuticals, Inc.(a)	1,741	19
Viela Bio, Inc.(a)	2,472	94
Viking Therapeutics, Inc.(a)(b)	10,765	50
Vir Biotechnology, Inc.(a)	7,030	241
Viveve Medical, Inc.(a)	1,515	1
VIVUS, Inc.(a)(b)	1,660	6
Vocera Communications, Inc.(a)	3,686	78
Voyager Therapeutics, Inc.(a)	3,789	35
vTv Therapeutics, Inc. Class A(a)	1,357	3
West Pharmaceutical Services, Inc.	10,488	1,597
X4 Pharmaceuticals, Inc.(a)	2,346	23
XBiotech, Inc.(a)	1,349	14
Xencor, Inc.(a)	4,142	124
Xeris Pharmaceuticals, Inc.(a)	5,456	11
XOMA Corp.(a)	1,602	33
Xtant Medical Holdings, Inc.(a)	2,189	1
Yield10 Bioscience, Inc.(a)	83	—	(c)
Y-mAbs Therapeutics, Inc.(a)	4,256	111
Zafgen, Inc.(a)	5,309	4
ZIOPHARM Oncology, Inc.(a)(b)(e)	30,255	74
Zogenix, Inc.(a)	6,567	162
Zomedica Pharmaceuticals Corp.(a)	12,055	2
Zosano Pharma Corp.(a)	9,232	5
Zynerba Pharmaceuticals, Inc.(a)(b)	3,173	12
		87,578
Industrials (13.2%):
AAON, Inc.	5,491	265
AAR Corp.	5,141	91
ABM Industries, Inc.	9,366	228
Acacia Research Corp.(a)	8,292	18
ACCO Brands Corp.	15,739	79
Acme United Corp.	476	10

Security Description	Shares	Value
Acuity Brands, Inc.	6,245	$535
ADT, Inc.(b)	18,426	80
Advanced Disposal Services, Inc.(a)	9,967	327
Advanced Drainage Systems, Inc.	8,341	246
AECOM(a)	18,135	542
Aegion Corp.(a)	3,778	68
AeroCentury Corp.(a)	212	—	(c)
Aerojet Rocketdyne Holdings, Inc.(a)	9,815	411
Aerovironment, Inc.(a)	3,034	185
AGCO Corp.	10,066	476
AIkido Pharma, Inc.(a)	2,255	1
Air Industries Group(a)	3,254	3
Air Lease Corp.	17,279	383
Air T, Inc.(a)	288	4
Air Transport Services Group, Inc.(a)	9,661	177
Alamo Group, Inc.	1,578	140
Albany International Corp.	3,805	180
Allegiant Travel Co.	1,985	162
Allied Motion Technologies, Inc.	1,397	33
Allison Transmission Holdings, Inc.	18,563	605
Altra Industrial Motion Corp.	10,530	184
AMERCO, Inc.	1,562	454
Ameresco, Inc. Class A(a)	3,503	60
American Superconductor Corp.(a)	3,117	17
American Woodmark Corp.(a)	2,052	94
AMREP Corp.(a)	507	2
Apogee Enterprises, Inc.	3,903	81
Applied Energetics, Inc.(a)	26,075	7
Applied Industrial Technologies, Inc.	5,293	242
Aqua Metals, Inc.(a)(b)	9,046	4
ARC Document Solutions, Inc.	6,659	5
ArcBest Corp.	3,735	65
Arcosa, Inc.	7,109	283
Argan, Inc.(b)	2,166	75
Armstrong Flooring, Inc.(a)	3,054	4
Armstrong World Industries, Inc.	6,318	502
Art’s-Way Manufacturing Co., Inc.(a)	399	1
ASGN, Inc.(a)	7,620	269
Astec Industries, Inc.	3,320	116
Astronics Corp.(a)(e)	3,406	31
Astrotech Corp.(a)	647	2
Atkore International Group, Inc.(a)	7,650	161
Atlas Air Worldwide Holdings, Inc.(a)	3,327	85
Avalon Holdings Corp. Class A(a)	329	—	(c)
Avis Budget Group, Inc.(a)(e)	11,721	163
Axon Enterprise, Inc.(a)	8,353	591
AZZ, Inc.	3,273	92
Babcock & Wilcox Enterprises, Inc.(a)	4,094	4
Barnes Group, Inc.	6,340	265
Barrett Business Services, Inc.	1,056	42
Beacon Roofing Supply, Inc.(a)	8,701	144
BioHiTech Global, Inc.(a)	2,002	2
Bloom Energy Corp. Class A(a)(b)	3,066	16
BlueLinx Holdings, Inc.(a)	1,525	8
BMC Stock Holdings, Inc.(a)	10,763	191
Brady Corp. Class A	5,915	267
Briggs & Stratton Corp.(b)	5,519	10
Brightview Holdings, Inc.(a)	5,630	62
Broadwind Energy, Inc.(a)	2,409	3
Builders FirstSource, Inc.(a)	18,708	229
BWX Technologies, Inc.	11,694	570
CAI International, Inc.(a)	2,445	35

Security Description	Shares	Value
Capstone Turbine Corp.(a)	1,577	$2
Carlisle Cos., Inc.	8,814	1,104
Casella Waste Systems, Inc.(a)	6,706	262
CBIZ, Inc.(a)	8,320	174
CECO Environmental Corp.(a)	4,640	22
Charah Solutions, Inc.(a)	1,693	3
Chart Industries, Inc.(a)	5,036	146
Chicago Rivet & Machine Co.	137	3
CIRCOR International, Inc.(a)	2,587	30
Civeo Corp.(a)	21,924	9
Clean Harbors, Inc.(a)	8,220	422
Colfax Corp.(a)	10,028	199
Columbus McKinnon Corp.	3,613	90
Comfort Systems USA, Inc.	5,391	197
Commercial Vehicle Group, Inc.(a)	5,103	8
Construction Partners, Inc. Class A(a)	1,973	33
Continental Materials Corp.(a)	116	1
Cornerstone Building Brands, Inc.(a)	8,048	37
CoStar Group, Inc.(a)(e)	5,586	3,279
Covanta Holding Corp.	21,401	183
Covenant Transport Group, Inc. Class A(a)	2,015	17
CPI Aerostructures, Inc.(a)	1,787	4
CRA International, Inc.	1,156	39
Crane Co.	7,480	368
CSW Industrials, Inc.	2,434	158
Cubic Corp.	3,903	161
Curtiss-Wright Corp.	6,658	615
Daseke, Inc.(a)	7,819	11
Deluxe Corp.	6,066	157
DLH Holdings Corp.(a)	1,905	8
DMC Global, Inc.(b)	1,599	37
Document Security Systems, Inc.(a)	6,921	1
Donaldson Co., Inc.	18,196	703
Douglas Dynamics, Inc.	3,001	107
DPW Holdings, Inc.(a)	767	1
Ducommon, Inc.(a)	1,890	47
DXP Enterprise, Inc.(a)	2,196	27
Dycom Industries, Inc.(a)	4,588	118
Eagle Bulk Shipping, Inc.(a)(b)	7,964	15
Echo Global Logistics, Inc.(a)	3,947	67
EMCOR Group, Inc.	8,673	532
Encore Wire Corp.	3,128	131
Energous Corp.(a)	4,638	3
Energy Focus, Inc.(a)	2,614	1
Energy Recovery, Inc.(a)	6,779	50
Enerpac Tool Group Corp.	8,530	141
EnerSys	6,523	323
Ennis, Inc.	4,198	79
Enphase Energy, Inc.(a)(b)	16,857	544
EnPro Industries, Inc.	3,096	123
ESCO Technologies, Inc.	3,331	253
Espey Manufacturing & Electronics Corp.	374	7
EVI Industries, Inc.(a)	721	11
Evoqua Water Technologies Corp.(a)	10,434	117
Exponent, Inc.	7,719	555
Federal Signal Corp.	9,025	246
Fluor Corp.	19,668	136
Forrester Research, Inc.(a)	1,613	47
Forward Air Corp.	4,192	212
Foundation Building Materials, Inc.(a)	3,428	35
Franklin Covey Co.(a)	2,049	32
Franklin Electric Co., Inc.	5,304	250

Security Description	Shares	Value
FreightCar America, Inc.(a)	2,066	$2
FTI Consulting, Inc.(a)	5,194	622
Fuel Tech, Inc.(a)	2,807	1
FuelCell Energy, Inc.(a)(b)	36,473	55
Gates Industrial Corp. PLC(a)	8,051	59
GATX Corp.	4,292	269
GEE Group, Inc.(a)	1,972	1
Gencor Industries, Inc.(a)	1,592	17
Gibraltar Industries, Inc.(a)	4,372	188
Giga-tronics, Inc.(a)	365	1
GMS, Inc.(a)	6,249	98
Graco, Inc.	26,760	1,303
GrafTech International Ltd.(b)	12,069	98
Graham Corp.	1,508	19
Granite Construction, Inc.	5,992	91
Great Lakes Dredge & Dock Corp.(a)	10,468	87
Griffon Corp.	5,526	70
H&E Equipment Services, Inc.	5,033	74
Harsco Corp.(a)(b)	11,697	82
Hawaiian Holdings, Inc.	6,755	71
HC2 Holdings, Inc.(a)	6,047	9
HD Supply Holdings, Inc.(a)	22,473	639
Healthcare Services Group(b)	11,471	274
Heartland Express, Inc.	7,107	132
HEICO Corp. Class A	11,197	715
Heidrick & Struggles International, Inc.	2,823	64
Helios Technologies, Inc.	3,825	145
Herc Holdings, Inc.(a)	4,699	96
Heritage-Crystal Clean, Inc.(a)	2,571	42
Herman Miller, Inc.	9,106	202
Hertz Global Holdings, Inc.(a)	14,772	91
Hexcel Corp.	13,571	505
Hillenbrand, Inc.	11,131	213
HNI Corp.	5,602	141
Houston Wire & Cable Co.(a)	2,386	5
Hub Group, Inc. Class A(a)	4,568	208
Hubbell, Inc.	8,015	919
Hudson Global, Inc.(a)	423	4
Hudson Technologies, Inc.(a)	5,459	4
Hurco Cos., Inc.	1,130	33
Huron Consulting Group, Inc.(a)	3,236	147
Hyster-Yale Materials Handling, Inc.	1,642	66
IAA, Inc.(a)	21,740	652
ICF International, Inc.	3,070	211
Ideal Power, Inc.(a)	280	1
IES Holdings, Inc. Class A(a)	3,677	65
Infrastructure And Energy Alternatives, Inc. Class A(a)	3,624	7
InnerWorkings, Inc.(a)	7,225	8
Innovative Solutions & Support, Inc.(a)	1,824	6
Insperity, Inc.	6,071	226
Insteel Industries, Inc.	2,669	35
Interface, Inc.	7,877	60
ITT, Inc.	13,080	593
JanOne, Inc.(a)	176	—	(c)
JELD-WEN Holding, Inc.(a)	11,693	114
JetBlue Airways Corp.(a)(b)	38,130	342
Jewett-Cameron Trading Co. Ltd.(a)	331	2
John Bean Technologies Corp.	4,276	318
Kadant, Inc.	1,622	121
Kaman Corp.	4,146	159
KAR Auction Services, Inc.	19,197	230
Kelly Services, Inc. Class A	4,676	59

Security Description	Shares	Value
Kennametal, Inc.	11,775	$219
Kforce, Inc.	3,659	94
Kimball International, Inc. Class B	5,674	68
Kirby Corp.(a)	7,481	325
Knight-Swift Transportation Holdings, Inc.	16,871	553
Knoll, Inc.	7,503	77
Korn Ferry	8,132	198
Kratos Defense & Security Solutions, Inc.(a)	15,746	218
Landstar System, Inc.	5,736	550
Lawson Products, Inc.(a)	501	13
LB Foster Co. Class A(a)	1,722	21
Lennox International, Inc.	5,082	924
Limbach Holdings, Inc.(a)	1,158	3
Lincoln Electric Holdings, Inc.	8,993	621
Lindsay Corp.	1,311	120
LSC Communications, Inc.	5,456	—	(c)
LSI Industries, Inc.	3,984	15
Lydall, Inc.(a)	2,595	17
Lyft, Inc. Class A(a)	5,842	157
Manitex International, Inc.(a)	2,695	11
ManpowerGroup, Inc.	9,266	491
Marten Transport Ltd.	5,787	119
MasTec, Inc.(a)	8,358	274
Mastech Digital, Inc.(a)	535	7
Matson, Inc.	5,666	173
Matthews International Corp. Class A	4,336	105
Maxar Technologies, Inc.	8,323	89
McGrath RentCorp	3,662	192
Mercury Systems, Inc.(a)	8,470	604
Meritor, Inc.(a)	10,370	137
Mesa Air Group, Inc.(a)	3,720	12
Miller Industries, Inc.	1,698	48
Mistras Group, Inc.(a)	2,905	12
Mobile Mini, Inc.	6,501	171
Moog, Inc. Class A	3,928	198
MRC Global, Inc.(a)	11,816	50
MSA Safety, Inc.(b)	5,318	538
MSC Industrial Direct Co., Inc.	5,565	306
Mueller Industries, Inc.	8,491	203
Mueller Water Products, Inc. Class A	22,448	180
MYR Group, Inc.(a)	2,221	58
National Presto Industries, Inc.	740	52
Navistar International Corp.(a)	14,270	235
Nl Industries, Inc.	1,436	4
NN, Inc.	4,839	8
Nordson Corp.	8,700	1,174
Northwest Pipe Co.(a)	1,571	35
NOW, Inc.(a)	15,106	78
nVent Electric PLC	27,011	456
Ocean Power Technologies, Inc.(a)	1,599	1
Odyssey Marine Exploration, Inc.(a)	1,428	5
Omega Flex, Inc.	366	31
Orion Energy Systems, Inc.(a)	4,456	16
Orion Group Holdings, Inc.(a)	4,359	11
Oshkosh Corp.	9,466	609
Owens Corning, Inc.	17,068	662
PAM Transportation Services, Inc.(a)	319	10
Park Aerospace Corp.	3,057	39
Park-Ohio Holdings Corp.	1,428	27
Parsons Corp.(a)	3,611	115
Patrick Industries, Inc.	3,599	101
Patriot Transportation Holding, Inc.	250	2

Security Description	Shares	Value
Performant Financial Corp.(a)	4,575	$4
Perma-Fix Environmental Services(a)	1,734	9
Perma-Pipe International Holdings, Inc.(a)	1,156	7
PGT Innovations, Inc.(a)	7,306	61
PICO Holdings, Inc.(a)	3,236	25
Pitney Bowes, Inc.	25,496	52
Plug Power, Inc.(a)(b)	49,024	174
Polar Power, Inc.(a)	791	1
Powell Industries, Inc.	1,346	35
Preformed Line Products Co.	347	17
Primoris Services Corp.	6,821	108
Proto Labs, Inc.(a)	3,063	233
Quad/Graphics, Inc.	5,048	13
Quanex Building Products Corp.	4,864	49
Quest Resource Holding Corp.(a)	1,702	2
R.R. Donnelley & Sons Co.	10,318	10
Raven Industries, Inc.	5,327	113
RBC Bearings, Inc.(a)	3,340	377
RCM Technologies, Inc.(a)	1,728	2
Red Violet, Inc.(a)	1,439	26
Regal Beloit Corp.	5,845	368
Rekor Systems, Inc.(a)	2,028	8
Resideo Technologies, Inc.(a)	19,557	95
Resources Connection, Inc.	4,788	53
REV Group, Inc.(b)	4,225	18
Rexnord Corp.	19,834	450
Roadrunner Transportation Systems, Inc.(a)	652	2
Rush Enterprises, Inc. Class A	4,082	130
Ryder System, Inc.	8,397	222
Saia, Inc.(a)	3,879	285
Schneider National, Inc. Class B	6,750	131
SG Blocks, Inc.(a)	197	2
Shiftpixy, Inc.(a)	68	—	(c)
SIFCO Industries, Inc.(a)	518	1
Simpson Manufacturing Co., Inc.	5,533	343
Sino-Global Shipping America Ltd.(a)	2,433	1
SiteOne Landscape Supply, Inc.(a)	4,922	362
SkyWest, Inc.	7,519	197
SP Plus Corp.(a)	3,705	77
Spartan Motors, Inc.	5,294	68
Spirit Aerosystems Holdings, Inc. Class A	16,154	387
Spirit Airlines, Inc.(a)(b)	9,486	122
SPX Corp.(a)	6,589	215
SPX Flow, Inc.(a)	5,825	166
Standex International Corp.	1,704	84
Steelcase, Inc. Class A	12,790	126
Stericycle, Inc.(a)	12,490	608
Sterling Construction Co., Inc.(a)	4,525	43
Sunrun, Inc.(a)(b)	17,578	178
Sunworks, Inc.(a)	878	—	(c)
Systemax, Inc.	2,601	46
Taylor Devices, Inc.(a)	476	4
Team, Inc.(a)	3,577	23
Tecogen, Inc.(a)	2,496	2
Teledyne Technologies, Inc.(a)	5,647	1,678
Tennant Co.	2,479	144
Terex Corp.	10,287	148
Tetra Tech, Inc.	8,431	595
Textainer Group Holdings Ltd.(a)	4,527	37
The Brink’s Co.	7,299	380
The Eastern Co.	854	17
The Exone Co.(a)	1,649	11

Security Description	Shares	Value
The Goldfield Corp.(a)	3,483	$10
The Gorman-Rupp Co.	3,522	110
The Greenbrier Cos., Inc.	4,800	85
The LS Starrett Co. Class A(a)	868	3
The Manitowoc Co., Inc.(a)	5,760	49
The Middleby Corp.(a)	8,169	465
The Timken Co.	11,257	364
The Toro Co.	15,644	1,018
Thermon Group Holdings, Inc.(a)	4,386	66
Titan International, Inc.	9,190	14
Titan Machinery, Inc.(a)	3,132	27
TPI Composites, Inc.(a)	5,181	77
TransUnion	27,457	1,816
Trex Co., Inc.(a)	9,095	729
TriMas Corp.(a)	6,671	154
Trinet Group, Inc.(a)	7,741	292
Trinity Industries, Inc.	19,284	310
Triumph Group, Inc.	6,461	44
TrueBlue, Inc.(a)	5,688	73
Tutor Perini Corp.(a)	5,558	37
Twin Disc, Inc.(a)	1,858	13
U.S. Ecology, Inc.	4,195	128
Uber Technologies, Inc.(a)	234,637	6,551
Ultralife Corp.(a)	2,612	14
UniFirst Corp.	1,968	297
Univar Solutions, Inc.(a)	23,952	257
Universal Forest Products, Inc.	9,200	342
Universal Logistics Holdings, Inc.	1,368	18
Upwork, Inc.(a)	14,964	97
USA Truck, Inc.(a)	1,081	3
Valmont Industries, Inc.	3,429	363
Vectrus, Inc.(a)	1,537	64
Veritiv Corp.(a)	1,986	16
Viad Corp.	2,996	64
Vicor Corp.(a)	2,813	125
Virco Manufacturing Corp.(a)	1,960	4
VirTra, Inc.(a)	1,342	3
Vivint Solar, Inc.(a)	8,854	39
VSE Corp.	1,197	20
Wabash National Corp.	6,620	48
WABCO Holdings, Inc.(a)	8,340	1,126
Watsco, Inc.	4,377	693
Watts Water Technologies, Inc. Class A	3,285	278
Welbilt, Inc.(a)	18,381	94
Werner Enterprises, Inc.	6,968	253
WESCO International, Inc.(a)	6,673	152
Wilhelmina International, Inc.(a)(d)	573	2
Willdan Group, Inc.(a)	1,627	35
Williams Industrial Services Group, Inc.(a)	2,872	4
Willis Lease Finance Corp.(a)	527	14
Willscot Corp.(a)	6,355	64
Woodward, Inc.	9,269	551
XPO Logistics, Inc.(a)	14,559	710
YayYo, Inc.(a)	1,348	—	(c)
YRC Worldwide, Inc.(a)(b)	4,584	8
		73,631
Information Technology (18.9%):
2u, Inc.(a)	9,258	196
3d Systems Corp.(a)	16,218	125
8x8, Inc.(a)	15,263	212
A10 Networks, Inc.(a)	9,406	58

Security Description	Shares	Value
Acacia Communications, Inc.(a)	6,415	$431
ACI Worldwide, Inc.(a)	16,093	389
ACM Research, Inc. Class A(a)(b)	378	11
ADDvantage Technologies Group, Inc.(a)	780	2
Adesto Technologies Corp.(a)(b)	4,651	52
ADTRAN, Inc.	7,080	54
Advanced Energy Industries, Inc.(a)	5,708	277
Aehr Test Systems(a)	3,970	7
Agilysys, Inc.(a)	3,565	60
Airgain, Inc.(a)	1,471	11
Akoustis Technologies, Inc.(a)(b)	5,698	31
Alarm.com Holdings, Inc.(a)	4,813	187
Alpha & Omega Semiconductor Ltd.(a)	3,348	21
Altair Engineering, Inc. Class A(a)(b)	2,262	60
Alteryx, Inc. Class A(a)	2,493	237
Ambarella, Inc.(a)	5,404	262
American Software, Inc. Class A	3,155	45
Amkor Technology, Inc.(a)	15,868	124
Amtech Systems, Inc.(a)	1,945	8
Anaplan, Inc.(a)	19,373	586
Andrea Electronics Corp.(a)	10,854	—	(c)
Anixter International, Inc.(a)	5,098	448
Appfolio, Inc. Class A(a)	2,248	249
Appian Corp.(a)(b)	1,987	80
Applied DNA Sciences, Inc.(a)	480	2
Applied Optoelectronics, Inc.(a)(b)	3,010	23
Arlo Technologies, Inc.(a)	12,221	30
Arrow Electronics, Inc.(a)	12,702	659
Aspen Technology, Inc.(a)	10,117	962
AstroNova, Inc.	1,163	9
Asure Software, Inc.(a)	2,143	13
Atomera, Inc.(a)	2,779	10
Avalara, Inc.(a)	12,838	958
Avaya Holdings Corp.(a)(b)	13,700	111
Aviat Networks, Inc.(a)	664	6
Avid Technology, Inc.(a)	5,667	38
Avnet, Inc.	15,737	395
Aware, Inc.(a)	2,461	7
Axcelis Technologies, Inc.(a)	4,356	80
AXT, Inc.(a)	6,540	21
Badger Meter, Inc.	4,085	219
Bel Fuse, Inc. Class B	1,531	15
Belden, Inc.	6,457	233
Benchmark Electronics, Inc.	5,412	108
Benefitfocus, Inc.(a)	4,291	38
Bill.Com Holdings, Inc.(a)(b)	5,515	189
BK Technologies Corp.	1,645	3
Black Knight, Inc.(a)	16,371	951
Blackbaud, Inc.	5,703	317
Blackline, Inc.(a)	7,022	369
Booz Allen Hamilton Holdings Corp.	19,917	1,368
Bottomline Technologies de, Inc.(a)	5,946	218
Box, Inc. Class A(a)	24,364	342
Boxlight Corp. Class A(a)	1,754	1
Bridgeline Digital, Inc.(a)	490	—	(c)
Brightcove, Inc.(a)	5,939	41
BroadVision, Inc.(a)	412	2
Brooks Automation, Inc.	10,967	334
BSQUARE Corp.(a)	2,124	2
Cabot Microelectronics Corp.	4,504	514
CACI International, Inc. Class A(a)	3,952	834
CalAmp Corp.(a)	4,615	21

Security Description	Shares	Value
Calix, Inc. Class A(a)	8,112	$57
Cambium Networks Corp.(a)	1,110	6
Cardtronics PLC Class A(a)	6,069	127
Casa Systems, Inc.(a)	6,996	24
Cass Information Systems, Inc.	1,865	66
CCUR Holdings, Inc.	927	3
CDK Global, Inc.	19,151	629
Cemtrex, Inc.(a)	1,033	1
Cerence, Inc.(a)	5,933	91
Ceridian HCM Holding, Inc.(a)	7,771	389
CEVA, Inc.(a)	3,268	81
ChannelAdvisor Corp.(a)	3,843	28
Ciena Corp.(a)	24,262	966
Cirrus Logic, Inc.(a)	8,125	533
Clearfield, Inc.(a)	1,987	24
ClearOne, Inc.(a)	923	2
ClearSign Technologies Corp.(a)	2,498	2
Cloudera, Inc.(a)	42,280	333
Cloudflare, Inc. Class A(a)	6,291	148
Coda Octopus Group, Inc.(a)(b)	779	4
Cognex Corp.	25,714	1,085
Coherent, Inc.(a)	3,849	410
Cohu, Inc.	5,719	71
CommScope Holding Co., Inc.(a)	27,311	249
Communications Systems, Inc.	1,268	6
CommVault Systems, Inc.(a)	6,781	274
Computer Task Group, Inc.(a)	2,337	9
Comtech Telecommunications Corp.	3,592	48
Conduent, Inc.(a)	34,869	85
CoreLogic, Inc.	10,124	309
Cornerstone OnDemand, Inc.(a)	9,235	293
Coupa Software, Inc.(a)	9,725	1,359
CPI Card Group, Inc.(a)	817	1
Cree, Inc.(a)	13,853	491
Crowdstrike Holdings, Inc. Class A(a)	3,204	178
CSG Systems International, Inc.	4,837	202
CSP, Inc.	561	4
CTS Corp.	4,270	106
CUI Global, Inc.(a)	4,331	4
CVD Equipment Corp.(a)	989	2
Cyberoptics Corp.(a)	1,235	21
Cypress Semiconductor Corp.	59,546	1,390
Daktronics, Inc.	5,934	29
Dasan Zhone Solutions, Inc.(a)	2,075	9
Data I/O Corp.(a)	1,422	4
Datadog, Inc. Class A(a)	4,117	148
Dell Technologies, Inc. Class C(a)	35,394	1,399
Diebold Nixdorf, Inc.(a)	11,550	41
Digi International, Inc.(a)	4,304	41
Digimarc Corp.(a)	1,813	24
Digital Ally, Inc.(a)	2,180	2
Diodes, Inc.(a)	6,564	267
DocuSign, Inc.(a)	26,993	2,494
Dolby Laboratories, Inc. Class A(b)	9,620	522
Domo, Inc. Class B(a)	1,641	16
Dropbox, Inc. Class A(a)	6,530	118
DSP Group, Inc.(a)	3,387	45
Dynatrace, Inc.(a)	19,264	459
Eastman Kodak Co.(a)	2,995	5
Ebix, Inc.	3,361	51
EchoStar Corp. Class A(a)	7,793	249
eGain Corp.(a)	3,818	28

Security Description	Shares	Value
eMagin Corp.(a)	6,644	$1
EMCORE Corp.(a)	4,584	10
Endurance International Group Holdings, Inc.(a)	11,654	22
Entegris, Inc.	20,289	908
Envestnet, Inc.(a)	8,523	458
EPAM Systems, Inc.(a)	9,082	1,687
ePlus, Inc.(a)	1,732	108
Euronet Worldwide, Inc.(a)	8,715	747
Everbridge, Inc.(a)	5,040	536
Everi Holdings, Inc.(a)	13,769	45
Everspin Technologies, Inc.(a)	2,252	6
Evo Payments, Inc. Class A(a)	2,559	39
Evolving Systems, Inc.(a)	1,433	1
Exela Technologies, Inc.(a)(b)	9,808	2
ExlService Holdings, Inc. Class A(a)	5,119	266
Extreme Networks, Inc.(a)	17,860	55
Fair Isaac Corp.(a)	4,595	1,414
FARO Technologies, Inc.(a)	2,278	101
Fastly, Inc. Class A(a)	1,993	38
Fireeye, Inc.(a)	35,846	379
First Solar, Inc.(a)	11,691	422
Fitbit, Inc. Class A(a)	33,545	223
Five9, Inc.(a)	10,028	767
Forescout Technologies, Inc.(a)	6,948	219
FormFactor, Inc.(a)	10,553	212
Frequency Electronics, Inc.(a)	883	8
Genasys, Inc.(a)	5,734	19
Genpact Ltd.	29,354	857
GlobalSCAPE, Inc.	1,887	13
GoDaddy, Inc. Class A(a)	10,604	606
GreenSky, Inc. Class A(a)	6,856	26
GSE Systems, Inc.(a)	3,015	3
GSI Technology, Inc.(a)	3,330	23
Guidewire Software, Inc.(a)	13,590	1,078
Harmonic, Inc.(a)	11,287	65
HubSpot, Inc.(a)	6,674	889
I3 Verticals, Inc. Class A(a)	1,141	22
Ichor Holdings Ltd.(a)	3,370	65
Identiv, Inc.(a)	2,575	9
IEC Electronics Corp.(a)	1,673	10
II-VI, Inc.(a)(b)	14,196	405
Image Sensing Systems, Inc.(a)	626	2
Immersion Corp.(a)	5,177	28
Impinj, Inc.(a)(b)	3,126	52
Infinera Corp.(a)	24,788	131
Information Services Group, Inc.(a)	6,002	15
Innodata, Inc.(a)	3,933	3
Inphi Corp.(a)	7,024	556
Inpixon(a)	830	1
Inseego Corp.(a)(b)	10,575	66
Insight Enterprises, Inc.(a)	4,765	201
Intellicheck, Inc.(a)	2,109	7
Intelligent Systems Corp.(a)	663	23
InterDigital, Inc.	4,737	211
Internap Corp.(a)	4,150	—	(c)
inTEST Corp.(a)	1,545	4
Intevac, Inc.(a)	3,224	13
Inuvo, Inc.(a)	5,519	1
Issuer Direct Corp.(a)	512	5
Iteris, Inc.(a)	5,841	19
Itron, Inc.(a)	6,080	339
J2 Global, Inc.	7,510	562

Security Description	Shares	Value
Jabil, Inc.	21,340	$525
KBR, Inc.	21,857	452
KEMET Corp.	8,680	210
Key Tronic Corp.(a)	1,510	4
Kimball Electronics, Inc.(a)	4,059	44
Knowles Corp.(a)	13,821	185
Kopin Corp.(a)	12,506	4
Kulicke & Soffa Industries, Inc.	9,176	192
KVH Industries, Inc.(a)	2,334	22
Lantronix, Inc.(a)	3,170	6
Lattice Semiconductor Corp.(a)	19,777	352
LightPath Technologies, Inc. Class A(a)	4,076	4
Limelight Networks, Inc.(a)	18,081	103
Littelfuse, Inc.	3,597	480
LivePerson, Inc.(a)(b)	7,552	172
LiveRamp Holdings, Inc.(a)	8,518	280
LogMeIn, Inc.	7,660	638
Lumentum Holdings, Inc.(a)	11,516	849
Luna Innovations, Inc.(a)	4,963	31
MACOM Technology Solutions Holdings, Inc.(a)	7,353	139
Manhattan Associates, Inc.(a)	8,170	407
ManTech International Corp. Class A	3,898	283
Marin Software, Inc.(a)	863	1
Marvell Technology Group Ltd.	82,489	1,867
MAXIMUS, Inc.	9,858	574
MaxLinear, Inc.(a)	7,976	93
Medallia, Inc.(a)	11,071	222
Mesa Laboratories, Inc.	538	122
Methode Electronics, Inc.	5,526	146
MicroStrategy, Inc.(a)	1,260	149
MicroVision, Inc.(a)	20,686	4
Mitek Systems, Inc.(a)	6,731	53
MKS Instruments, Inc.	7,889	643
Mobileiron, Inc.(a)	13,585	52
Model N, Inc.(a)	4,507	100
MoneyGram International, Inc.(a)	9,808	13
MongoDB, Inc.(a)	295	40
Monolithic Power Systems, Inc.	7,107	1,191
MoSys, Inc.(a)	347	—	(c)
MTS Systems Corp.(b)	2,625	59
Napco Security Technologies, Inc.(a)	2,113	32
National Instruments Corp.	16,309	540
NCR Corp.(a)	20,510	363
NeoPhotonics Corp.(a)	7,498	54
Net Element, Inc.(a)	648	1
NETGEAR, Inc.(a)	4,082	93
Netlist, Inc.(a)	26,713	8
NetScout Systems, Inc.(a)	10,747	254
NetSol Technologies, Inc.(a)	1,914	5
New Relic, Inc.(a)	8,288	383
NIC, Inc.	9,282	213
nLight, Inc.(a)	5,036	53
Novanta, Inc.(a)	5,288	422
Nuance Communications, Inc.(a)	46,063	773
Nutanix, Inc. Class A(a)	15,173	240
NVE Corp.	596	31
NXT-ID, Inc.(a)	4,864	2
Okta, Inc.(a)	6,089	744
ON Semiconductor Corp.(a)	66,934	833
One Stop Systems, Inc.(a)	1,618	2
OneSpan, Inc.(a)	5,014	91
Onto Innovation, Inc.(a)	7,491	222

Security Description	Shares	Value
Optical Cable Corp.(a)	995	$2
OSI Systems, Inc.(a)	2,727	188
PagerDuty, Inc.(a)(b)	5,977	103
Palo Alto Networks, Inc.(a)(e)	15,890	2,604
PAR Technology Corp.(a)(b)	2,428	31
ParkerVision, Inc.(a)	5,822	2
Paylocity Holding Corp.(a)	6,408	566
Paysign, Inc.(a)(b)	4,815	25
PC Connection, Inc.	2,008	83
PC-Telephone, Inc.	2,929	19
PDF Solutions, Inc.(a)	3,474	41
Pegasystems, Inc.	6,899	491
Perceptron, Inc.(a)	1,496	4
Perficient, Inc.(a)	4,843	131
Perspecta, Inc.	21,258	388
PFSweb, Inc.(a)	2,558	8
Photronics, Inc.(a)	9,170	94
Ping Identity Holding Corp.(a)	2,759	55
Pixelworks, Inc.(a)	6,041	17
Plantronics, Inc.(b)	3,735	38
Plexus Corp.(a)	3,865	211
Pluralsight, Inc. Class A(a)	3,931	43
Power Integrations, Inc.	4,093	362
Powerfleet, Inc.(a)	4,885	17
PRGX Global, Inc.(a)	3,723	10
Progress Software Corp.	6,719	215
Proofpoint, Inc.(a)	8,393	861
PROS Holdings, Inc.(a)	4,467	139
PTC, Inc.(a)	16,605	1,016
Pure Storage, Inc. Class A(a)	14,884	183
Q2 Holdings, Inc.(a)	6,700	396
Qualys, Inc.(a)	5,011	436
Quicklogic Corp.(a)	1,370	4
Qumu Corp.(a)	2,348	4
Rambus, Inc.(a)	16,749	186
Rapid7, Inc.(a)	8,176	354
RealNetworks, Inc.(a)	2,905	2
RealPage, Inc.(a)	12,630	669
Research Frontiers, Inc.(a)	4,362	10
Resonant, Inc.(a)	8,214	12
RF Industries Ltd.	1,416	6
Ribbon Communications, Inc.(a)	21,336	65
Richardson Electronics Ltd.	1,638	6
Rimini Street, Inc.(a)	3,845	16
RingCentral, Inc. Class A(a)	10,403	2,204
Riot Blockchain, Inc.(a)	2,999	2
Rogers Corp.(a)	2,773	262
Rubicon Technology, Inc.(a)	417	3
Sabre Corp.	36,039	214
Sailpoint Technologies Holding, Inc.(a)	14,612	222
Sanmina Corp.(a)	10,402	284
ScanSource, Inc.(a)	3,381	72
Science Applications International Corp.	8,299	619
Seachange International, Inc.(a)	4,787	18
SecureWorks Corp. Class A(a)(b)	13,086	151
Semtech Corp.(a)(b)	9,525	357
ServiceSource International, Inc.(a)	11,998	11
SharpSpring, Inc.(a)(b)	1,736	11
ShotSpotter, Inc.(a)	1,562	43
SigmaTron International, Inc.(a)(d)	610	2
Silicon Laboratories, Inc.(a)	5,576	476
Sitime Corp.(a)	730	16

Security Description	Shares	Value
Slack Technologies, Inc. Class A(a)	46,716	$1,254
SMART Global Holdings, Inc.(a)	2,203	54
Smartsheet, Inc. Class A(a)	2,239	93
Smith Micro Software, Inc.(a)	5,803	24
Socket Mobile, Inc.(a)	852	1
Solarwinds Corp.(a)	12,405	194
Sonim Technologies, Inc.(a)	2,186	2
Splunk, Inc.(a)	22,425	2,832
Sprout Social, Inc. Class A(a)(b)	1,475	24
SPS Commerce, Inc.(a)	5,133	239
Square, Inc. Class A(a)	38,451	2,015
SS&C Technologies Holdings, Inc.	38,887	1,704
StarTek, Inc.(a)	2,067	8
Steel Connect, Inc.(a)	6,960	5
Summit Wireless Technologies, Inc.(a)	2,934	1
Sunpower Corp.(a)(b)	14,877	75
Superconductor Technologies, Inc.(a)	3,041	1
Support.com, Inc.	2,804	3
SVMK, Inc..(a)	18,683	252
Switch, Inc. Class A	836	12
Sykes Enterprises, Inc.(a)	5,830	158
Synacor, Inc.(a)	5,102	5
Synaptics, Inc.(a)	5,233	303
Synchronoss Technologies, Inc.(a)(b)	5,539	17
SYNNEX Corp.	4,722	345
Tech Data Corp.(a)	5,462	714
Telaria, Inc.(a)	6,505	39
Telenav, Inc.(a)	6,589	28
Tenable Holdings, Inc.(a)	9,380	205
Teradata Corp.(a)	17,497	359
Teradyne, Inc.	26,266	1,424
TESSCO Technologies, Inc.	977	5
The Hackett Group, Inc.	3,936	50
The Rubicon Project, Inc.(a)	8,958	50
The Trade Desk, Inc. Class A(a)	4,974	960
TiVo Corp.	18,773	133
TransAct Technologies, Inc.	1,294	4
Trimble, Inc.(a)	36,835	1,171
TTEC Holdings, Inc.	2,813	103
TTM Technologies, Inc.(a)	13,525	140
Twilio, Inc. Class A(a)	12,343	1,106
Tyler Technologies, Inc.(a)	6,135	1,819
Ubiquiti, Inc.(b)	1,461	207
Ultra Clean Holdings, Inc.(a)	5,921	82
Unisys Corp.(a)	7,891	97
Universal Display Corp.	6,446	849
Universal Security Instruments, Inc.(a)	252	—	(c)
Upland Software, Inc.(a)	3,321	89
Varonis Systems, Inc.(a)	4,613	294
Veeco Instruments, Inc.(a)	6,621	63
Verint Systems, Inc.(a)	10,765	463
Veritone, Inc.(a)(b)	3,788	9
Verra Mobility Corp.(a)(b)	17,921	128
ViaSat, Inc.(a)	8,933	321
Viavi Solutions, Inc.(a)	34,301	385
VirnetX Holding Corp.(a)	10,114	55
Virtusa Corp.(a)	4,190	119
Vishay Intertechnology, Inc.(e)	17,528	253
Vishay Precision Group, Inc.(a)	2,035	41
Vislink Technologies, Inc.(a)	9,200	2
VMware, Inc. Class A(a)	12,781	1,548
Wayside Technology Group, Inc.	617	8

Security Description	Shares	Value
Westell Technologies, Inc. Class A(a)	1,687	$1
WEX, Inc.(a)	6,532	683
WidePoint Corp.(a)	14,685	5
Wireless Telecom Group, Inc.(a)	3,321	3
Workday, Inc. Class A(a)	15,673	2,041
Workiva, Inc.(a)	4,387	142
Xperi Corp.	7,392	103
Yext, Inc.(a)(b)	13,922	142
Zendesk, Inc.(a)(b)	17,266	1,105
Zix Corp.(a)	8,980	39
Zoom Video Communications, Inc. Class A(a)	3,830	560
Zscaler, Inc.(a)	12,413	755
Zuora, Inc. Class A(a)	2,157	17
		104,421
Materials (3.7%):
Advanced Emissions Solutions, Inc.(b)	3,027	20
Advansix, Inc.(a)	4,110	39
Alcoa Corp.(a)	26,727	165
Allegheny Technologies, Inc.(a)	15,070	128
American Vanguard Corp.	3,817	55
Ampco-Pittsburgh Corp.(a)	1,642	4
AptarGroup, Inc.	8,544	850
Ashland Global Holdings, Inc.	9,497	476
Axalta Coating Systems Ltd.(a)	36,646	633
Balchem Corp.	4,191	414
Berry Global Group, Inc.(a)(b)	21,559	727
Boise Cascade Co.	5,335	127
Cabot Corp.	9,033	236
Carpenter Technology Corp.	7,369	144
Century Aluminum Co.(a)	7,570	27
Chase Corp.	1,175	97
Clearwater Paper Corp.(a)	2,257	49
Cleveland-Cliffs, Inc.(b)	63,247	250
Coeur Mining, Inc.(a)	39,159	126
Commercial Metals Co.	18,292	289
Compass Minerals International, Inc.	4,932	190
Core Molding Technologies, Inc.(a)	1,246	2
Crown Holdings, Inc.(a)	20,929	1,215
Eagle Materials, Inc.	6,565	384
Ferro Corp.(a)	12,219	114
Flotek Industries, Inc.(a)	8,710	8
Forterra, Inc.(a)	3,370	20
Friedman Industries, Inc.	1,212	5
Futurefuel Corp.	3,864	44
GCP Applied Technologies, Inc.(a)	11,234	200
General Moly, Inc.(a)	13,661	2
Golden Minerals Co.(a)	11,423	2
Graphic Packaging Holding Co.	47,274	577
Greif, Inc. Class A	3,428	107
H.B. Fuller Co.	7,122	199
Hawkins, Inc.	1,365	49
Haynes International, Inc.	1,588	33
Hecla Mining Co.	85,082	155
Huntsman Corp.	34,703	501
Ingevity Corp.(a)	6,449	227
Innospec, Inc.	3,226	224
Intrepid Potash, Inc.(a)	13,231	11
Kaiser Aluminum Corp.	2,362	164
Koppers Holdings, Inc.(a)	3,095	38
Kraton Corp.(a)	4,671	38
Kronos Worldwide, Inc.	3,806	32

Security Description	Shares	Value
Livent Corp.(a)(b)	21,747	$114
Louisiana-Pacific Corp.	17,076	294
LSB Industries, Inc.(a)	3,506	7
Marrone Bio Innovations, Inc.(a)	16,869	14
Materion Corp.	3,005	105
Mayville Engineering Co., Inc.(a)	1,083	7
Minerals Technologies, Inc.	4,837	175
Myers Industries, Inc.	4,674	50
Nanophase Technologies Corp.(a)	3,237	1
Neenah, Inc.	2,306	99
NewMarket Corp.	1,279	490
Northern Technologies International Corp.	1,369	10
O-I Glass, Inc.	22,416	159
Olin Corp.(b)	20,491	239
Olympic Steel, Inc.	1,429	15
OMNOVA Solutions, Inc.(a)	7,226	73
P.H. Glatfelter Co.	6,580	80
Paramount Gold Nevada Corp.(a)	2,983	2
PolyOne Corp.	14,387	273
PQ Group Holdings, Inc.(a)	7,109	77
Quaker Chemical Corp.	1,720	217
Ramaco Resources, Inc.(a)	1,772	4
Rare Element Resources Ltd.(a)	9,167	5
Rayonier Advanced Materials, Inc.	9,630	10
Reliance Steel & Aluminum Co.	10,540	922
Royal Gold, Inc.	8,973	786
RPM International, Inc.	18,657	1,109
Ryerson Holding Corp.(a)	2,552	14
Schnitzer Steel Industries, Inc.	3,903	51
Schweitzer-Mauduit International, Inc.	4,106	114
Sensient Technologies Corp.	6,012	262
Silgan Holdings, Inc.	11,129	323
Silver Bull Resources, Inc.(a)(d)	35,616	2
Solitario Zinc Corp.(a)	9,365	2
Sonoco Products Co.	15,605	723
Southern Copper Corp.	14,730	415
Steel Dynamics, Inc.	33,664	759
Stepan Co.	3,042	269
Summit Materials, Inc. Class A(a)	16,488	247
SunCoke Energy, Inc.	12,475	48
Synalloy Corp.(a)	1,471	13
Taronis Technologies, Inc.(a)	5,449	1
The Chemours Co.	22,160	197
The Scotts Miracle-Gro Co.	6,453	661
Timberline Resources Corp.(a)	8,044	—	(c)
TimkenSteel Corp.(a)	5,590	18
Trecora Resources(a)	3,853	23
Tredegar Corp.	4,506	70
Trinseo SA	3,916	71
U.S. Antimony Corp.(a)	9,533	3
U.S. Concrete, Inc.(a)	2,488	45
U.S. Gold Corp.(a)	401	2
UFP Technologies, Inc.(a)	1,144	44
United States Lime & Minerals, Inc.	322	24
United States Steel Corp.(b)	27,100	171
Universal Stainless & Alloy Products, Inc.(a)	1,446	11
Valhi, Inc.	5,289	5
Valvoline, Inc.	26,115	342
Verso Corp. Class A(a)	5,302	60
Vista Gold Corp.(a)	16,492	8
W.R. Grace & Co.	10,982	391
Warrior Met Coal, Inc.	7,770	83

Security Description	Shares	Value
Westlake Chemical Corp.	6,227	$238
Worthington Industries, Inc.	6,022	158
		20,602
Real Estate (9.7%):
Acadia Realty Trust	14,226	176
Agree Realty Corp.	6,305	390
Alexander & Baldwin, Inc.	10,646	119
Alexander’s, Inc.	469	129
Alpine Income Property Trust, Inc.	1,054	13
American Assets Trust, Inc.	10,405	260
American Campus Communities, Inc.	23,802	661
American Finance Trust, Inc.	9,207	58
American Homes 4 Rent Class A	45,757	1,062
American Realty Investors, Inc.(a)	360	3
Americold Realty Trust	32,420	1,104
Apple Hospitality REIT, Inc.	38,779	356
Armada Hoffler Properties, Inc.	8,105	87
Ashford Hospitality Trust, Inc.	16,450	12
Bluerock Residential Growth REIT, Inc.	3,904	22
Braemar Hotels & Resorts, Inc.	4,842	8
Brandywine Realty Trust	30,592	322
Brixmor Property Group, Inc.	51,624	490
BRT Apartments Corp.	2,133	22
Camden Property Trust	16,859	1,336
CareTrust REIT, Inc.	12,899	191
Catchmark Timber Trust, Inc. Class A	7,901	57
CBL & Associates Properties, Inc.(a)(b)	28,050	6
Cedar Realty Trust, Inc.	15,478	14
Chatham Lodging Trust	8,134	48
CIM Commercial Trust Corp.	1,799	20
Clipper Realty, Inc.	2,253	12
Colony Capital, Inc.	79,359	139
Columbia Property Trust, Inc.	19,961	250
Community Healthcare Trust, Inc.	3,031	116
Condor Hospitality Trust, Inc.	991	4
Consolidated-Tomoka Land Co.	698	32
CoreCivic, Inc.	18,361	205
CorEnergy Infrastructure Trust, Inc.	2,199	40
Corepoint Lodging, Inc.	9,026	35
CoreSite Realty Corp.	4,635	537
Corporate Office Properties Trust	19,415	430
Cousins Properties, Inc.	25,424	744
CubeSmart	33,533	898
Cyrusone, Inc.	19,895	1,229
DiamondRock Hospitality Co.	34,707	176
Diversified Healthcare Trust	41,209	150
Douglas Emmett, Inc.	30,379	927
Easterly Government Properties, Inc.	13,001	320
EastGroup Properties, Inc.	6,739	704
Empire State Realty Trust, Inc.	18,405	165
EPR Properties	11,434	277
Equity Commonwealth	21,135	670
Equity LifeStyle Properties, Inc.	31,549	1,813
Essential Properties Realty Trust, Inc.	15,291	200
eXp World Holdings, Inc.(a)	4,819	41
Farmland Partners, Inc.	4,116	25
First Industrial Realty Trust, Inc.	22,006	731
Forestar Group, Inc.(a)	2,911	30
Four Corners Property Trust, Inc.	9,483	177
Franklin Street Properties Corp.	18,582	106
Front Yard Residential Corp.	7,475	89

Security Description	Shares	Value
FRP Holdings, Inc. Class A(a)	1,240	$53
Gaming and Leisure Properties, Inc.	32,790	909
Getty Realty Corp.	5,161	123
Gladstone Commercial Corp.	5,455	78
Gladstone Land Corp.	3,069	36
Global Medical REIT, Inc.	6,004	61
Global Net Lease, Inc.	15,496	207
Griffin Industrial Realty, Inc.	826	27
Healthcare Realty Trust, Inc.	23,334	652
Healthcare Trust of America, Inc. Class A	37,469	910
Hersha Hospitality Trust	6,788	24
Highwoods Properties, Inc.	17,978	637
Hudson Pacific Properties, Inc.	24,924	632
Independence Realty Trust, Inc.	15,273	137
Industrial Logistics Properties Trust	11,291	198
Innovative Industrial Properties, Inc.	2,951	224
Investors Real Estate Trust	2,095	115
Invitation Homes, Inc.	88,235	1,886
iStar, Inc.	9,799	104
JBG SMITH Properties	21,028	669
Jernigan Capital, Inc.	3,465	38
Jones Lang LaSalle, Inc.	8,039	812
Kennedy-Wilson Holdings, Inc.	22,411	301
Kilroy Realty Corp.	16,920	1,078
Kite Realty Group Trust	14,548	138
Lamar Advertising Co. Class A	10,273	527
Lexington Realty Trust(b)	34,446	342
Life Storage, Inc.	8,090	765
LTC Properties, Inc.	5,784	179
Mack Cali Realty Corp.	14,909	227
Marcus & Millichap, Inc.(a)	4,141	112
Maui Land & Pineapple Co., Inc.(a)	1,271	14
Medalist Diversified REIT, Inc.	577	1
Medical Properties Trust, Inc.	81,214	1,404
Monmouth Real Estate Investment Corp.	16,945	204
National Health Investors, Inc.	7,724	382
National Retail Properties, Inc.	26,173	843
National Storage Affiliates Trust	10,339	306
New Senior Investment Group, Inc.	12,491	32
Newmark Group, Inc. Class A	25,814	110
NexPoint Residential Trust, Inc.	4,031	102
Office Properties Income Trust	8,350	228
Omega Healthcare Investors, Inc.	39,270	1,042
One Liberty Properties, Inc.	2,930	41
Outfront Media, Inc.	21,476	289
Paramount Group, Inc.	31,528	277
Park Hotels & Resorts, Inc.	37,029	293
Pebblebrook Hotel Trust	22,685	247
Pennsylvania Real Estate Invesment Trust(b)	11,553	11
Physicians Realty Trust	31,378	437
Piedmont Office Realty Trust, Inc. Class A	19,190	339
Plymouth Industrial REIT, Inc.	2,547	28
Postal Realty Trust, Inc. Class A	751	12
PotlatchDeltic Corp.	10,255	322
Power REIT(a)	237	2
Preferred Apartment Communities, Inc. Class A	7,482	54
PS Business Parks, Inc.	3,518	477
QTS Realty Trust, Inc. Class A	6,456	375
Rafael Holdings, Inc. Class B(a)	1,863	24
Rayonier, Inc.	15,459	364
RE/MAX Holdings, Inc.	2,017	44
Redfin Corp.(a)	16,131	249

Security Description	Shares	Value
Retail Opportunity Investments Corp.	20,173	$167
Retail Properties of America, Inc.	37,061	192
Retail Value, Inc.	2,813	34
Rexford Industrial Realty, Inc.	18,356	753
RLJ Lodging Trust	29,203	225
RPT Realty	13,923	84
Ryman Hospitality Properties, Inc.	9,497	340
Sabra Health Care REIT, Inc.	35,519	388
Safehold, Inc.	1,821	115
Saul Centers, Inc.	2,251	74
Seritage Growth Properties Class A(a)(b)	3,106	28
Service Properties Trust	28,506	154
SITE Centers Corp.	27,868	145
Sotherly Hotels, Inc.	2,250	4
Spirit Realty Capital, Inc.	15,953	417
STAG Industrial, Inc.	25,757	580
STORE Capital Corp.	36,763	666
Summit Hotel Properties, Inc.	18,219	77
Sun Communities, Inc.	16,165	2,018
Sunstone Hotel Investors, Inc.	36,656	319
Tanger Factory Outlet Centers, Inc.(b)	16,091	80
Taubman Centers, Inc.	10,608	444
Tejon Ranch Co.(a)	4,287	60
Terreno Realty Corp.	11,090	574
The GEO Group, Inc.	18,691	227
The Howard Hughes Corp.(a)	6,579	332
The InterGroup Corp.(a)	155	4
The Macerich Co.	18,602	105
The RMR Group, Inc. Class A	1,247	34
The St. Joe Co.(a)	3,705	62
UMH Properties, Inc.	6,157	67
Uniti Group, Inc.	26,449	159
Universal Health Realty Income Trust	2,240	226
Urban Edge Properties	21,027	185
Urstadt Biddle Properties, Inc. Class A	6,870	97
VEREIT, Inc.	175,423	858
VICI Properties, Inc.	74,691	1,243
W.P. Carey, Inc.	29,843	1,733
Washington Prime Group, Inc.(b)	32,373	26
Washington Real Estate Investment Trust	14,224	340
Weingarten Realty Investors	22,339	322
Wheeler Real Estate Investment Trust, Inc.(a)	974	1
Whitestone REIT	5,752	36
Xenia Hotels & Resorts, Inc.	16,402	169
		53,156
Utilities (3.2%):
ALLETE, Inc.	7,970	484
American States Water Co.	5,491	449
Artesian Resources Corp. Class A	1,448	54
Atlantic Power Corp.(a)	17,041	36
Avangrid, Inc.(b)	9,635	422
Avista Corp.	9,663	411
Black Hills Corp.	9,564	612
Cadiz, Inc.(a)	4,430	52
California Water Service Group	7,230	364
Chesapeake Utilities Corp.	2,245	192
El Paso Electric Co.	5,997	408
Essential Utilities, Inc.	35,493	1,444
Genie Energy Ltd. Class B	3,396	24
Global Water Resources, Inc.	1,366	14
Hawaiian Electric Industries, Inc.	17,178	740

Security Description	Shares	Value
IDACORP, Inc.	7,597	$667
MDU Resources Group, Inc.	31,588	679
MGE Energy, Inc.	5,585	366
Middlesex Water Co.	2,507	151
National Fuel Gas Co.(b)	13,645	509
New Jersey Resources Corp.	14,403	489
Northwest Natural Holding Co.	4,534	280
NorthWestern Corp.	7,607	455
OGE Energy Corp.	30,515	937
ONE Gas, Inc.	7,496	627
Ormat Technologies, Inc.	6,453	437
Otter Tail Corp.	5,921	263
PG&E Corp.(a)	86,179	775
PNM Resources, Inc.	11,176	425
Portland General Electric Co.(e)	14,401	690
Pure Cycle Corp.(a)	4,129	46
RGC Resources, Inc.	1,321	38
SJW Group	3,652	211
South Jersey Industries, Inc.(b)	12,811	320
Southwest Gas Holdings, Inc.	7,725	537
Spark Energy, Inc. Class A	1,341	8
Spire, Inc.	7,873	586
Sunnova Energy International, Inc.(a)	5,675	57
TerraForm Power, Inc. Class A(b)	23,598	372
The York Water Co.	2,115	92
UGI Corp.	32,874	878
Unitil Corp.	2,405	126
Vistra Energy Corp.	78,380	1,251
		17,978
Total Common Stocks (Cost $466,311)		548,950

Rights (0.0%)(f)
Health Care (0.0%):(f)
Achillion Pharmaceuticals(a)(d)(g)	22,837	11
Alder Biopharmaceuticals, Inc.(a)(d)(g)(h)	13,300	11
Contra Oncomed Pharmaceuticals Class B(a)(d)(g)(i)	3,414	—	(c)
Elanco Animal Health, Inc.(a)(d)(g)(j)	8,052	—	(c)
Oncternal Therapeutics, Inc.(a)(d)(g)(k)	254	—	(c)
Seelos Therapeutics, Inc.(a)(d)(g)(l)	41	—	(c)
		22
Materials (0.0%):(f)
Schulman, Inc.(a)(b)(d)(g)(m)	4,402	—	(c)
Total Rights (Cost $3)		22

Warrants (0.0%)(f)
Health Care (0.0%):(f)
Galectin Therapeutics, Inc. Class B(d)(g)	7,552	—	(c)
Total Warrant (Cost $—)(c)		—	(c)

Mutual Funds (0.0%)(f)
180 Degree Capital Corp.	4,475	7

Security Description	Shares	Value
OFS Credit Co., Inc.	370	$2
Total Mutual Funds (Cost $15)		9

Collateral for Securities Loaned^ (4.7%)
HSBC U.S. Government Money Market Fund, I Shares, 0.36%(n)	12,265,104	12,265
Invesco Government & Agency Portfolio, Institutional Shares, 0.42%(n)	13,799,466	13,799
Total Collateral for Securities Loaned (Cost $26,065)		26,065
Total Investments (Cost $492,394) — 103.8%		575,046
Liabilities in excess of other assets — (3.8)%		(21,084)
NET ASSETS - 100.00%		$553,962

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rounds to less than $1 thousand.

(d)                   The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2020, illiquid securities were 0.0% of the Fund’s net assets.

(e)                    All or a portion of this security has been designated as collateral for derivative instruments.

(f)                     Amount represents less than 0.05% of net assets.

(g)                    Security was valued using significant unobservable inputs as of March 31, 2020.

(h)                   Expiration is subject to contingencies based upon medical marketing milestones.

(i)                       Expiration is subject to contingencies based upon the receipt of cash payments by OncoMed from Celgene Corporation or its affiliates.

(j)                      Expiration is subject to contingencies based upon sales milestones.

(k)                   Expiration is subject to contingencies based upon the grant, sale, or transfer of rights to SARD or SARM technology and any associated royalties.

(l)                       Expiration is subject to contingencies based upon receipt of cash payments as a result of the sale or out-licensing of the Vitaros assets.

(m)               Expiration is subject to contingencies. Rights entitle the Fund to cash based on approval and completion of the merger agreement between LyondellBasell Industries N.V. and A. Schulman.

(n)                   Rate disclosed is the daily yield on March 31, 2020.

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	75	6/19/20	$3,802,546	$4,303,500	$500,954

	Total unrealized appreciation				$500,954
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$500,954

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Global Managed Volatility Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (48.7%)
Australia (0.4%):
Consumer Staples (0.3%):
Coles Group Ltd.	51,594	$480
Wesfarmers Ltd.	44,800	949
Woolworths Group Ltd.	32,199	700
		2,129
Financials (0.0%):(a)
ASX Ltd.	6,758	317

Materials (0.1%):
BHP Group Ltd.	45,542	826
		3,272
Belgium (0.0%):(a)
Health Care (0.0%):(a)
UCB SA	4,621	395

Bermuda (0.3%):
Financials (0.3%):
Everest Re Group Ltd.	13,105	2,522
		2,522
Brazil (0.1%):
Financials (0.0%):(a)
Banco do Brasil SA	29,700	159

Materials (0.1%):
Vale SA	80,500	670
		829
Canada (0.6%):
Consumer Discretionary (0.1%):
Magna International, Inc.	11,899	380
Restaurant Brands International, Inc.	9,440	380
		760
Consumer Staples (0.1%):
Alimentation Couche-Tard, Inc. Class B	10,932	258
Loblaw Cos. Ltd.	6,365	328
		586
Financials (0.3%):
Sun Life Financial, Inc.	27,296	878
The Toronto-Dominion Bank	37,603	1,599
		2,477
Industrials (0.1%):
Thomson Reuters Corp.	8,513	580
		4,403
China (0.9%):
Communication Services (0.1%):
NetEase, Inc., ADR	2,961	950

Consumer Discretionary (0.1%):
New Oriental Education & Technology Group, Inc., ADR (b)	6,448	698

Consumer Staples (0.0%):(a)
China Mengniu Dairy Co. Ltd.	94,000	324

Financials (0.5%):
China Pacific Insurance Group Co. Ltd. Class H	87,400	262
Industrial & Commercial Bank of China Ltd. Class H	2,835,000	1,934

Security Description	Shares	Value
Ping An Insurance Group Co. of China Ltd.	202,500	$1,978
		4,174
Materials (0.1%):
Anhui Conch Cement Co. Ltd. Class H	55,000	378

Real Estate (0.1%):
Country Garden Holdings Co. Ltd.	271,000	324
		6,848
Denmark (0.2%):
Consumer Staples (0.1%):
Carlsberg A/S Class B	4,847	546

Health Care (0.1%):
Novo Nordisk A/S Class B	14,266	852

Industrials (0.0%):(a)
Vestas Wind Systems A/S	5,311	432
		1,830
Finland (0.2%):
Energy (0.0%)(a)
Neste Oyj	15,203	505

Industrials (0.1%):
Kone Oyj Class B	14,151	792

Materials (0.1%):
UPM-Kymmene Oyj	20,960	572
		1,869
France (0.8%):
Communication Services (0.0%):(a)
Publicis Groupe SA	9,517	272

Consumer Discretionary (0.2%):
LVMH Moet Hennessy Louis Vuitton SE	4,044	1,483

Energy (0.2%):
TOTAL SA	37,210	1,402

Financials (0.0%)(a)
AXA SA	26,289	445

Health Care (0.1%):
Sanofi	7,966	689

Industrials (0.1%):
Schneider Electric SE	9,196	777

Materials (0.1%):
Air Liquide SA	6,989	892

Utilities (0.1%):
Veolia Environnement SA	24,295	513
		6,473
Germany (0.3%):
Consumer Discretionary (0.0%)(a)
adidas AG	1,924	427

Financials (0.2%):
Allianz SE	4,758	810
Deutsche Boerse AG	3,895	535
		1,345
Health Care (0.1%):
Merck KGaA	5,450	550
		2,322

Security Description	Shares	Value
Hong Kong (0.1%):
Real Estate (0.1%):
China Overseas Land & Investment Ltd. Class H	146,000	$448
China Resources Land Ltd.	102,000	416
		864
India (0.1%):
Information Technology (0.1%):
Infosys Ltd.	49,891	413

Indonesia (0.1%):
Financials (0.1%):
Bank Rakyat Indonesia Persero Tbk PT	2,530,700	464

Ireland (0.8%):
Communication Services (0.0%):(a)
WPP PLC	55,296	376

Industrials (0.3%):
Allegion PLC	5,640	519
Eaton Corp. PLC	14,085	1,094
Experian PLC	18,631	518
		2,131
Information Technology (0.5%):
Accenture PLC Class A	22,136	3,614
Seagate Technology PLC	11,339	553
		4,167
		6,674
Italy (0.1%):
Utilities (0.1%):
Enel SpA	88,111	608

Japan (1.5%):
Communication Services (0.2%):
KDDI Corp.	20,100	594
Nippon Telegraph & Telephone Corp.	19,600	469
NTT DOCOMO, Inc.	16,700	522
		1,585
Consumer Discretionary (0.2%):
Bridgestone Corp.	12,800	392
Sekisui House Ltd.	29,200	482
Sony Corp.	14,000	829
Subaru Corp.	12,700	243
		1,946
Consumer Staples (0.0%):(a)
Asahi Group Holdings Ltd.	11,200	363

Financials (0.3%):
MS&AD Insurance Group Holdings, Inc.	17,900	499
Nomura Holdings, Inc.	131,400	555
ORIX Corp.	50,800	606
Tokio Marine Holdings, Inc.	8,800	403
		2,063
Health Care (0.3%):
Astellas Pharma, Inc.	45,400	700
Daiichi Sankyo Co. Ltd.	13,000	893

Security Description	Shares	Value
Shionogi & Co. Ltd.	11,500	$566
		2,159
Industrials (0.2%):
ITOCHU Corp.	32,500	673
Marubeni Corp.	58,600	291
Secom Co. Ltd.	6,000	496
West Japan Railway Co.	6,300	431
		1,891
Information Technology (0.2%):
FUJIFILM Holdings Corp.	13,600	670
Hitachi Ltd.	18,600	535
Tokyo Electron Ltd.	2,400	447
		1,652
Materials (0.1%):
Shin-Etsu Chemical Co. Ltd.	4,400	433
		12,092
Korea, Republic Of (0.4%):
Consumer Discretionary (0.1%):
Hyundai Mobis Co. Ltd.	2,578	356
Kia Motors Corp.	9,018	190
		546
Financials (0.0%):(a)
Shinhan Financial Group Co. Ltd.	18,169	425

Information Technology (0.3%):
Samsung Electronics Co. Ltd.	53,304	2,073
		3,044
Mexico (0.1%):
Consumer Staples (0.1%):
Wal-Mart de Mexico SAB de CV	199,222	469

Netherlands (0.3%):
Communication Services (0.0%):(a)
Koninklijke KPN NV	119,260	285

Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV	26,013	606

Financials (0.0%):(a)
EXOR NV	4,724	243

Industrials (0.1%):
Wolters Kluwer NV	8,957	635

Information Technology (0.0%):(a)
NXP Semiconductor NV	3,917	325

Materials (0.1%):
LyondellBasell Industries NV Class A	10,035	498
		2,592
Norway (0.1%):
Communication Services (0.1%):
Telenor ASA	27,065	396

Panama (0.0%):(a)
Consumer Discretionary (0.0%):(a)
Carnival Corp.	15,839	209

Security Description	Shares	Value
Peru (0.0%):(a)
Financials (0.0%):(a)
Credicorp Ltd.	2,511	$359

Russian Federation (0.3%):
Energy (0.1%):
LUKOIL PJSC	10,816	637
Tatneft PJSC	67,900	469
		1,106
Financials (0.1%):
Sberbank of Russia PJSC	192,710	448

Materials (0.1%):
MMC Norilsk Nickel PJSC	2,848	691
		2,245
South Africa (0.0%):(a)
Financials (0.0%):(a)
FirstRand Ltd.	122,809	276

Spain (0.2%):
Communication Services (0.1%):
Telefonica SA	127,047	578

Consumer Discretionary (0.1%):
Industria de Diseno Textil SA	35,643	923
		1,501
Sweden (0.2%):
Consumer Discretionary (0.0%)(a)
Hennes & Mauritz AB Class B	32,541	417

Industrials (0.2%):
Atlas Copco AB Class A	25,540	850
Sandvik AB	49,814	701
		1,551
		1,968
Switzerland (1.0%):
Communication Services (0.1%):
Swisscom AG Registered Shares	1,184	634

Consumer Discretionary (0.1%):
Garmin Ltd.	9,330	699

Consumer Staples (0.2%):
Nestle SA Registered Shares	11,841	1,213

Financials (0.2%):
Swiss Life Holding AG	1,573	528
Zurich Insurance Group AG	2,367	832
		1,360
Health Care (0.3%):
Novartis AG Registered Shares	15,562	1,284
Roche Holding AG	4,298	1,384
		2,668
Industrials (0.0%):(a)
Adecco Group AG	5,305	209

Information Technology (0.1%):
TE Connectivity Ltd.	15,830	997
		997
		7,780

Security Description	Shares	Value
Taiwan (0.5%):
Consumer Staples (0.0%):(a)
Uni-President Enterprises Corp.	175,000	$379

Financials (0.1%):
First Financial Holding Co. Ltd.	463,000	299
Mega Financial Holding Co. Ltd.	500,000	470
		769
Information Technology (0.4%):
MediaTek, Inc.	64,000	687
Taiwan Semiconductor Manufacturing Co. Ltd.	233,000	2,098
		2,785
		3,933
United Kingdom (1.0%):
Consumer Discretionary (0.1%):
Aptiv PLC	3,775	186
Barratt Developments PLC	47,065	255
Compass Group PLC	20,882	325
Persimmon PLC	11,773	278
		1,044
Consumer Staples (0.2%):
Diageo PLC	20,789	659
Imperial Brands PLC	25,782	475
Unilever NV	13,916	684
		1,818
Energy (0.1%):
Royal Dutch Shell PLC Class A	52,540	913

Health Care (0.2%):
AstraZeneca PLC	8,682	773
GlaxoSmithKline PLC	51,171	960
		1,733
Industrials (0.2%):
Ferguson PLC	9,223	570
RELX PLC	24,861	531
		1,101
Materials (0.2%):
Anglo American PLC	29,182	511
Mondi PLC	17,010	287
Rio Tinto PLC	16,747	768
		1,566
		8,175
United States (38.1%):
Communication Services (3.5%):
AT&T, Inc.	143,578	4,185
Charter Communications, Inc. Class A (b)	1,322	577
Comcast Corp. Class A	55,814	1,919
Discovery, Inc. Class A (b)(c)	28,216	549
Facebook, Inc. Class A (b)	2,922	487
Fox Corp. Class A	44,532	1,052
Liberty Media Corp-Liberty SiriusXM Class C (b)	47,436	1,500
Omnicom Group, Inc.	38,916	2,136
Sirius XM Holdings, Inc. (c)	432,967	2,139
The Interpublic Group of Co., Inc.	37,886	613
The Walt Disney Co.	17,216	1,663
T-Mobile U.S., Inc. (b)	19,783	1,660

Security Description	Shares	Value
Verizon Communications, Inc.	173,674	$9,332
		27,812
Consumer Discretionary (3.5%):
AutoZone, Inc. (b)	5,808	4,914
Best Buy Co., Inc.	18,998	1,083
Booking Holdings, Inc. (b)	660	888
Darden Restaurants, Inc.	11,854	646
Dollar General Corp.	26,334	3,977
eBay, Inc.	49,559	1,490
Ford Motor Co.	112,822	545
Genuine Parts Co.	8,386	565
H&R Block, Inc.	31,927	449
Hasbro, Inc.	5,558	398
Kohl’s Corp.	18,915	276
Lowe’s Cos., Inc.	4,880	420
McDonald’s Corp.	4,076	674
Nike, Inc. Class B	6,866	568
Nordstrom, Inc. (c)	28,439	436
Norwegian Cruise Line Holdings Ltd. (b)(c)	11,598	127
NVR, Inc. (b)	587	1,508
PulteGroup, Inc.	35,587	794
Ralph Lauren Corp.	7,316	489
Ross Stores, Inc.	10,725	933
Starbucks Corp.	14,611	960
Target Corp.	24,173	2,247
The Home Depot, Inc.	5,055	944
The TJX Cos., Inc.	35,208	1,683
Tractor Supply Co.	6,926	586
Whirlpool Corp.	2,825	242
		27,842
Consumer Staples (4.8%):
Altria Group, Inc.	64,461	2,493
Campbell Soup Co.	13,431	620
Church & Dwight Co., Inc.	23,916	1,535
General Mills, Inc.	46,641	2,461
Kellogg Co. (c)	14,631	878
Kimberly-Clark Corp.	19,551	2,500
PepsiCo, Inc.	36,338	4,364
Philip Morris International, Inc.	20,094	1,466
Sysco Corp.	35,039	1,599
The Clorox Co.	14,879	2,578
The Hershey Co.	25,984	3,443
The J.M. Smucker Co.	18,610	2,066
The Procter & Gamble Co.	64,880	7,137
Walgreens Boots Alliance, Inc.	19,069	872
Walmart, Inc.	41,166	4,677
		38,689
Energy (1.1%):
Cabot Oil & Gas Corp.	47,874	823
Chevron Corp.	27,254	1,975
ConocoPhillips	38,232	1,178
Exxon Mobil Corp.	27,998	1,063
Kinder Morgan, Inc.	68,021	947
ONEOK, Inc.	20,421	445
Phillips 66	16,555	888
Plains GP Holdings LP Class A	35,313	198
Valero Energy Corp.	24,194	1,097
		8,614
Financials (4.2%):
Aflac, Inc.	84,218	2,884

Security Description	Shares	Value
Ally Financial, Inc.	13,480	$194
Ameriprise Financial, Inc.	6,124	628
Arch Capital Group Ltd. (b)	94,202	2,681
Bank of America Corp.	28,981	615
Capital One Financial Corp.	15,204	767
Discover Financial Services	13,419	479
Fidelity National Financial, Inc.	75,700	1,883
Fifth Third Bancorp	54,062	803
Globe Life, Inc.	17,129	1,233
Huntington Bancshares, Inc.	55,872	459
JPMorgan Chase & Co.	9,248	833
M&T Bank Corp.	12,601	1,303
MetLife, Inc.	22,081	675
Principal Financial Group, Inc.	10,751	337
Regions Financial Corp.	39,963	358
Reinsurance Group of America, Inc.	7,646	643
S&P Global, Inc.	2,400	588
SEI Investments Co.	25,145	1,165
SVB Financial Group (b)	2,043	309
Synchrony Financial	59,963	965
T. Rowe Price Group, Inc.	11,085	1,082
The Allstate Corp.	38,447	3,527
The Bank of New York Mellon Corp.	30,941	1,042
The PNC Financial Services Group, Inc.	12,944	1,239
The Travelers Cos., Inc.	8,837	878
Truist Financial Corp.	57,569	1,775
U.S. Bancorp	68,602	2,363
Wells Fargo & Co.	39,472	1,133
Zions Bancorp NA	23,692	634
		33,475
Health Care (5.6%):
AbbVie, Inc.	21,884	1,667
AmerisourceBergen Corp.	11,504	1,018
Amgen, Inc.	10,193	2,066
Anthem, Inc.	2,908	660
Baxter International, Inc.	21,299	1,729
Biogen, Inc. (b)	2,856	904
Bristol-Myers Squibb Co.	27,764	1,548
Cardinal Health, Inc.	11,296	542
Cerner Corp.	24,535	1,545
CVS Health Corp.	10,331	613
Eli Lilly & Co.	20,857	2,893
Gilead Sciences, Inc.	27,630	2,066
Henry Schein, Inc. (b)	18,522	936
Humana, Inc.	1,642	516
Jazz Pharmaceuticals PLC (b)	8,093	807
Johnson & Johnson	44,344	5,815
Laboratory Corp. of America Holdings (b)	3,437	434
McKesson Corp.	7,375	998
Medtronic PLC	25,851	2,331
Merck & Co., Inc.	84,199	6,478
Pfizer, Inc.	59,735	1,950
Quest Diagnostics, Inc.	13,872	1,114
Thermo Fisher Scientific, Inc.	2,016	572
UnitedHealth Group, Inc. (c)	11,024	2,749
Universal Health Services, Inc. Class B	12,873	1,275
Zoetis, Inc.	12,270	1,444
		44,670
Industrials (2.3%):
Cintas Corp.	4,061	703
Cummins, Inc.	6,231	843

Security Description	Shares	Value
Delta Air Lines, Inc.	5,968	$170
Dover Corp.	6,672	560
Expeditors International of Washington, Inc.	6,316	421
General Dynamics Corp.	4,089	541
HD Supply Holdings, Inc. (b)	76,044	2,162
Huntington Ingalls Industries, Inc.	5,332	972
Illinois Tool Works, Inc.	2,805	399
Ingersoll Rand, Inc. (b)	6,844	170
L3Harris Technologies, Inc.	4,617	832
Lockheed Martin Corp.	9,843	3,336
Masco Corp.	10,681	369
Northrop Grumman Corp.	1,920	581
Spirit Aerosystems Holdings, Inc. Class A	8,900	213
Trane Technologies PLC	7,757	641
United Parcel Service, Inc. Class B	5,111	478
United Rentals, Inc. (b)	2,197	226
WABCO Holdings, Inc. (b)	16,655	2,249
Waste Management, Inc.	27,706	2,564
XPO Logistics, Inc. (b)	4,066	198
		18,628
Information Technology (8.7%):
Adobe, Inc. (b)	2,587	823
Akamai Technologies, Inc. (b)	7,491	685
Amphenol Corp. Class A	16,392	1,195
Apple, Inc.	25,591	6,508
Applied Materials, Inc.	21,067	965
Arrow Electronics, Inc. (b)	9,027	468
Automatic Data Processing, Inc.	16,240	2,220
Booz Allen Hamilton Holdings Corp.	27,762	1,906
Broadcom, Inc.	1,866	442
Broadridge Financial Solutions, Inc.	18,146	1,721
Cadence Design Systems, Inc. (b)	12,823	847
CDW Corp.	6,610	616
Cisco Systems, Inc.	78,527	3,087
Citrix Systems, Inc.	54,529	7,719
Cognizant Technology Solutions Corp. Class A	40,656	1,889
Corning, Inc.	18,352	377
Dell Technologies, Inc. Class C (b)	12,462	493
F5 Networks, Inc. (b)	5,434	579
Fiserv, Inc. (b)	6,249	594
Intel Corp.	48,970	2,650
International Business Machines Corp.	26,689	2,961
Intuit, Inc.	4,426	1,018
Jack Henry & Associates, Inc.	19,809	3,075
Juniper Networks, Inc.	61,959	1,186
KLA Corp.	4,412	634
Lam Research Corp.	4,223	1,013
Mastercard, Inc. Class A	3,867	934
Maxim Integrated Products, Inc.	9,642	469
Micron Technology, Inc. (b)	7,842	330
Microsoft Corp.	38,744	6,110
NVIDIA Corp.	2,987	787
Oracle Corp.	79,501	3,842
Qorvo, Inc. (b)	5,607	452
QUALCOMM, Inc.	16,434	1,112
Texas Instruments, Inc.	19,921	1,991
The Western Union Co.	233,636	4,236
VeriSign, Inc. (b)	6,683	1,204
Visa, Inc. Class A	13,815	2,226
Western Digital Corp.	5,862	244
		69,608

Security Description	Shares	Value
Materials (0.7%):
Air Products & Chemicals, Inc.	17,356	$3,464
Avery Dennison Corp. (c)	3,024	308
Celanese Corp., Series A	11,643	854
Ecolab, Inc.	4,040	630
International Paper Co.	11,947	372
Packaging Corp. of America	3,197	278
		5,906
Real Estate (1.0%):
American Tower Corp.	5,444	1,186
AvalonBay Communities, Inc.	5,147	758
Crown Castle International Corp.	2,168	313
Equinix, Inc.	465	290
Equity LifeStyle Properties, Inc.	8,929	513
Equity Residential	13,063	806
Extra Space Storage, Inc.	7,834	750
Healthpeak Properties, Inc.	22,473	536
Prologis, Inc.	2,919	235
Public Storage	4,783	950
SBA Communications Corp.	971	262
Simon Property Group, Inc.	4,995	274
Ventas, Inc.	13,333	357
VEREIT, Inc.	59,078	289
W.P. Carey, Inc.	7,437	432
Welltower, Inc.	2,969	136
		8,087
Utilities (2.7%):
AES Corp.	24,783	337
Ameren Corp.	40,282	2,934
American Electric Power Co., Inc.	15,738	1,259
CMS Energy Corp.	50,914	2,991
Consolidated Edison, Inc.	7,873	614
DTE Energy Co.	24,202	2,299
Duke Energy Corp.	24,014	1,942
Exelon Corp.	36,087	1,328
NRG Energy, Inc.	9,450	258
Pinnacle West Capital Corp.	26,604	2,016
The Southern Co.	29,893	1,618
WEC Energy Group, Inc.	25,888	2,282
Xcel Energy, Inc.	23,456	1,414
		21,292
		304,623
Total Common Stocks (Cost $455,029)		389,448

Preferred Stocks (0.2%)
Brazil (0.1%):
Financials (0.1%):
Banco Bradesco SA	90,000	360
Itau Unibanco Holding SA	74,900	333
Itausa - Investimentos Itau SA	182,900	308
		1,001
Germany (0.1%):
Consumer Discretionary (0.1%):
Volkswagen AG, 4.65%, 3/17/20	6,639	765
Total Preferred Stocks (Cost $3,191)		1,766

Security Description	Shares	Value
Rights (0.0%)(a)
United States (0.0%):(a)
Health Care (0.0%):(a)
Bristol-Myers Squibb Co. Expires 12/31/21 @ $—(b)(d)	6,988	$27
Total Rights (Cost $16)		27

Exchange-Traded Funds (49.0%)
United States (49.0%):
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	53,613	1,403
Invesco FTSE RAFI Developed Markets ex-US ETF	516,273	15,664
Invesco FTSE RAFI Emerging Markets ETF	639,231	9,863
Invesco FTSE RAFI US 1000 ETF	58,332	5,392
iShares Core MSCI EAFE ETF	42,687	2,130
iShares Core MSCI Emerging Markets ETF	50,099	2,027
iShares Core S&P 500 ETF	134,428	34,736
iShares Edge MSCI International Quality Factor ETF (c)	15,555	402
iShares Edge MSCI Min Vol EAFE ETF	1,963,224	121,818
iShares Edge MSCI Min Vol Emerging Markets ETF	725,326	34,032
iShares Edge MSCI USA Momentum Factor ETF (c)	196,405	20,913
iShares Edge MSCI USA Quality Factor ETF	432,748	35,070
iShares Edge MSCI USA Size Factor ETF	83,911	5,989
iShares Edge MSCI USA Value Factor ETF	108,917	6,862
JPMorgan Diversified Return Emerging Markets Equity ETF	60,700	2,410
JPMorgan US Quality Factor ETF	120,347	3,069
KraneShares Bosera MSCI China A ETF (c)(e)	177,000	5,220
Schwab Fundamental Emerging Markets Large Company Index ETF	853,728	17,553
Schwab Fundamental International Large Company Index ETF	1,148,816	24,160
Schwab Fundamental International Small Company Index ETF (c)	605,362	14,214
Schwab Fundamental U.S. Large Company Index ETF	567,499	17,780
Vanguard FTSE Developed Markets ETF	324,613	10,823
		391,530
Total Exchange-Traded Funds (Cost $429,773)		391,530

Affiliated Exchange-Traded Funds (1.1%)
United States (1.1%):
VictoryShares International Volatility Wtd ETF	137,362	4,177
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	54,300	1,793
VictoryShares USAA MSCI International Value Momentum ETF	98,503	3,393
Total Affiliated Exchange-Traded Funds (Cost $12,686)		9,363

Purchased Options (0.1%)
Total Purchased Options (Cost $1,053)		434

Collateral for Securities Loaned^ (1.6%)
United States (1.6%):
HSBC U.S. Government Money Market Fund, I Shares, 0.36%(f)	12,845,054	12,845
Total Collateral for Securities Loaned (Cost $12,845)		12,845
Total Investments (Cost $914,593) — 100.7%		805,413
Liabilities in excess of other assets — (0.7)%		(5,815)
NET ASSETS - 100.00%		$799,598

^                            Purchased with cash collateral from securities on loan.

(a)                   Amount represents less than 0.05% of net assets.

(b)                   Non-income producing security.

(c)                    All or a portion of this security is on loan.

(d)                   Expiration is subject to contingencies based upon certain future regulatory milestones being achieved.

(e)                    The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2020, illiquid securities were 0.6% of the Fund’s net assets.

(f)                     Rate disclosed is the daily yield on March 31, 2020.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

LP—Limited Partnership

PLC—Public Limited Company

Purchased Options

Exchange-traded options

(Amounts not in thousands)

	Put/ Call	Strike Price	Contracts		Expiration Date	Value

S&P 500 Index Option	Put	2,000	USD	80	6/19/20	$434,000
Total (Cost $1,053,100)						$434,000

					Net Realized	Net Change
			Proceeds	Net	Gains Distributions	in Unrealized
	Fair Value	Purchases	from	Realized	from Affiliated	Appreciation/	Fair Value	Dividend
USAA Global Managed Volatility Fund	12/31/2019	at Cost	Sales	Gains(Losses)	Underlying Funds	Depreciation	3/31/2020	Income
VictoryShares International Volatility Wtd ETF	$5,466	$—	$—	$—	$—	$(1,289)	$4,177	$4
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	2,437	—	—	—	—	(644)	1,793	—
VictoryShares USAA MSCI International Value Momentum ETF	4,542	—	—	—	—	(1,149)	3,393	—
	$12,445	$—	$—	$—	$—	$(3,082)	$9,363	$4

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Nasdaq-100 Index Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)

Communication Services (20.3%):
Activision Blizzard, Inc.	216,272	$12,864
Alphabet, Inc. Class A(a)	75,867	88,154
Alphabet, Inc. Class C(a)	75,816	88,160
Baidu, Inc., ADR(a)	77,834	7,845
Charter Communications, Inc. Class A(a)	60,462	26,380
Comcast Corp. Class A	1,277,993	43,938
Electronic Arts, Inc.(a)	82,194	8,233
Facebook, Inc. Class A(a)	531,071	88,582
Fox Corp. Class A	99,798	2,358
Fox Corp. Class B	74,930	1,714
Liberty Global PLC Class A(a)	51,100	844
Liberty Global PLC Class C(a)	123,521	1,940
NetEase, Inc., ADR	20,538	6,592
Netflix, Inc.(a)	123,371	46,326
Sirius XM Holdings, Inc.(b)	1,245,314	6,152
Take-Two Interactive Software, Inc.(a)	31,908	3,785
T-Mobile U.S., Inc.(a)	240,851	20,207
		454,074
Communications Equipment (2.1%):
Cisco Systems, Inc.	1,194,232	46,945

Consumer Discretionary (15.4%):
Amazon.com, Inc.(a)	109,415	213,328
Booking Holdings, Inc.(a)	11,783	15,852
Dollar Tree, Inc.(a)(b)	66,622	4,895
eBay, Inc.	229,014	6,884
Expedia Group, Inc.	39,232	2,208
JD.com, Inc., ADR(a)	260,936	10,568
Lululemon Athletica, Inc.(a)	34,665	6,571
Marriott International, Inc. Class A	92,036	6,885
Mercadolibre, Inc.(a)	13,994	6,837
O’Reilly Automotive, Inc.(a)	21,299	6,412
Ross Stores, Inc.	101,830	8,856
Starbucks Corp.	332,461	21,856
Tesla, Inc.(a)	50,740	26,588
Trip.com Group Ltd., ADR(a)	147,222	3,452
Ulta Beauty, Inc.(a)	16,566	2,911
		344,103
Consumer Staples (5.9%):
Costco Wholesale Corp.	124,366	35,461
Mondelez International, Inc. Class A	405,322	20,298
Monster Beverage Corp.(a)	151,362	8,516
PepsiCo, Inc.	392,545	47,144
The Kraft Heinz Co.	343,767	8,505
Walgreens Boots Alliance, Inc.	251,258	11,495
		131,419
Electronic Equipment, Instruments & Components (0.2%):
CDW Corp.	40,447	3,772

Financials (0.3%):
Willis Towers Watson PLC	36,194	6,148

Health Care (7.7%):
Alexion Pharmaceuticals, Inc.(a)	62,295	5,593
Align Technology, Inc.(a)	22,186	3,859
Amgen, Inc.	167,268	33,910
Biogen, Inc.(a)	50,796	16,071

Security Description	Shares	Value
BioMarin Pharmaceutical, Inc.(a)	50,566	$4,273
Cerner Corp.	88,421	5,570
Gilead Sciences, Inc.	356,149	26,626
IDEXX Laboratories, Inc.(a)	24,149	5,850
Illumina, Inc.(a)	41,382	11,302
Incyte Pharmaceuticals, Inc.(a)	60,636	4,440
Intuitive Surgical, Inc.(a)	32,535	16,112
Regeneron Pharmaceuticals, Inc.(a)	30,388	14,838
Seattle Genetics, Inc.(a)	48,246	5,567
Vertex Pharmaceuticals, Inc.(a)	72,390	17,225
		171,236
Industrials (2.3%):
American Airlines Group, Inc.(b)	123,317	1,503
Cintas Corp.	29,136	5,047
Copart, Inc.(a)	65,438	4,484
CoStar Group, Inc.(a)(c)	10,313	6,056
CSX Corp.	220,234	12,619
Fastenal Co.	161,453	5,045
PACCAR, Inc.	97,366	5,952
United Airlines Holdings, Inc.(a)	71,234	2,248
Verisk Analytics, Inc. Class A	46,131	6,430
		49,384
IT Services (3.9%):
Automatic Data Processing, Inc.	121,808	16,649
Cognizant Technology Solutions Corp. Class A	154,144	7,163
Fiserv, Inc.(a)	191,396	18,181
Paychex, Inc.	100,764	6,340
PayPal Holdings, Inc.(a)	330,545	31,646
VeriSign, Inc.(a)	33,052	5,952
		85,931
Semiconductors & Semiconductor Equipment (12.5%):
Advanced Micro Devices, Inc.(a)	313,495	14,258
Analog Devices, Inc.	103,680	9,295
Applied Materials, Inc.	260,044	11,915
ASML Holding NV, NYS	20,849	5,455
Broadcom, Inc.	111,666	26,476
Intel Corp.	1,224,561	66,274
KLA Corp.	44,420	6,385
Lam Research Corp.	40,841	9,802
Maxim Integrated Products, Inc.	76,179	3,703
Microchip Technology, Inc.	67,274	4,561
Micron Technology, Inc.(a)	311,644	13,108
NVIDIA Corp.	172,283	45,414
NXP Semiconductor NV	78,689	6,526
QUALCOMM, Inc.	321,439	21,745
Skyworks Solutions, Inc.	47,962	4,287
Texas Instruments, Inc.	263,147	26,296
Xilinx, Inc.	70,790	5,517
		281,017
Software (16.6%):
Adobe, Inc.(a)	136,272	43,367
ANSYS, Inc.(a)	23,700	5,510
Autodesk, Inc.(a)	61,816	9,649
Cadence Design Systems, Inc.(a)	78,989	5,216
Check Point Software Technologies Ltd.(a)	42,857	4,309
Citrix Systems, Inc.	36,658	5,189
Intuit, Inc.	73,278	16,854
Microsoft Corp.(c)	1,683,563	265,514
Splunk, Inc.(a)	42,606	5,378

Security Description	Shares	Value
Synopsys, Inc.(a)	42,307	$5,449
Workday, Inc. Class A(a)	46,167	6,012
		372,447
Technology Hardware, Storage & Peripherals (11.4%):
Apple, Inc.	980,562	249,347
NetApp, Inc.	64,248	2,678
Western Digital Corp.	83,722	3,485
		255,510
Utilities (0.9%):
Exelon Corp.	273,657	10,073
Xcel Energy, Inc.(c)	150,954	9,103
		19,176
Total Common Stocks (Cost $1,151,906)		2,221,162

Collateral for Securities Loaned^ (0.4%)
HSBC U.S. Government Money Market Fund, I Shares, 0.36%(d)	8,080,710	8,081
Total Collateral for Securities Loaned (Cost $8,081)		8,081
Total Investments (Cost $1,159,987) — 99.9%		2,229,243
Other assets in excess of liabilities — 0.1%		2,122
NET ASSETS - 100.00%		$2,231,365

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    All or a portion of this security has been designated as collateral for derivative instruments.

(d)                   Rate disclosed is the daily yield on March 31, 2020.

ADR—American Depositary Receipt

NYS—New York Registered Shares

PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	43	6/19/20	$6,304,922	$6,696,175	$391,253

	Total unrealized appreciation				$391,253
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$391,253

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement Income Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value*
Affiliated Exchange-Traded Funds (10.0%)
VictoryShares Dividend Accelerator ETF(a)	128,670	$3,713
VictoryShares Emerging Market Volatility Wtd ETF	57,190	1,084
VictoryShares International High Div Volatility Wtd ETF	56,126	1,293
VictoryShares International Volatility Wtd ETF	57,833	1,759
VictoryShares U.S. 500 Volatility Wtd ETF	72,113	3,058
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	77,905	2,099
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	9,184	288
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	96,550	3,188
VictoryShares USAA MSCI International Value Momentum ETF	131,566	4,532
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	69,735	2,550
VictoryShares USAA MSCI USA Value Momentum ETF	167,723	6,443
Total Affiliated Exchange-Traded Funds (Cost $38,087)		30,007

Affiliated Mutual Funds (90.1%)
USAA Global Managed Volatility Fund Institutional Shares	3,097,973	27,045
USAA Government Securities Fund Institutional Shares	9,314,401	94,448
USAA Growth Fund Institutional Shares	142,232	3,217
USAA High Income Fund Institutional Shares	548,086	3,585
USAA Income Fund Institutional Shares	4,175,252	53,652
USAA Income Stock Fund Institutional Shares	294,125	3,900
USAA Precious Metals and Minerals Fund Institutional Shares(b)	62,924	844
USAA Short-Term Bond Fund Institutional Shares	4,873,988	43,135
USAA Small Cap Stock Fund Institutional Shares	256,738	2,935
USAA Target Managed Allocation Fund	1,720,075	15,446
Victory Integrity Mid-Cap Value Fund Class R6	216,345	2,769
Victory Market Neutral Income Fund Class I	1,199,785	11,386
Victory RS International Fund Class R6	503,031	4,130
Victory Trivalent International Core Equity Fund Class R6	548,242	3,043
Total Affiliated Mutual Funds (Cost $270,634)		269,535

Collateral for Securities Loaned^ (0.3%)
HSBC U.S. Government Money Market Fund I Shares, 0.36%(c)	852,500	853
Total Collateral for Securities Loaned (Cost $853)		853
Total Investments (Cost $309,574) — 100.4%		300,395
Liabilities in excess of other assets — (0.4)%		(1,140)
NET ASSETS - 100.00%		$299,255

*                           At March 31, 2020 the Fund’s investments in foreign securities were 6.4% of net assets.

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security is on loan.

(b)                   Non income producing security.

(c)                    Rate disclosed is the daily yield on March 31, 2020.

ETF—Exchange-Traded Fund

					Net Realized	Net Change
			Proceeds	Net	Gains Distributions	in Unrealized
	Fair Value	Purchases	from	Realized	from Affiliated	Appreciation/	Fair Value	Dividend
Target Income	12/31/2019	at Cost	Sales	Gains(Losses)	Underlying Funds	Depreciation	3/31/2020	Income
USAA Capital Growth Fund Institutional Shares	$951	$—	(958)	$10	$—	$(3)	—	$—
USAA Global Managed Volatility Fund Institutional Shares	33,193	1,467	(676)	(10)	—	(6,929)	27,045	—
USAA Government Securities Fund Institutional Shares	98,362	610	(6,744)	32	—	2,188	94,448	602
USAA Growth Fund Institutional Shares	4,072	—	(333)	(39)	—	(483)	3,217	—
USAA High Income Fund Institutional Shares	6,518	68	(2,103)	(143)	—	(756)	3,584	69
USAA Income Fund Institutional Shares	63,981	341	(8,206)	(10)	—	(2,454)	53,652	340
USAA Income Stock Fund Institutional Shares	2,101	2,251	—	—	—	(452)	3,900	32
USAA Precious Metals and Minerals Fund Institutional Shares	1,070	—	—	—	—	(226)	844	—
USAA Short-Term Bond Fund Institutional Shares	47,454	550	(2,772)	(107)	—	(1,990)	43,135	332
USAA Small Cap Stock Fund Institutional Shares	2,596	1,028	—	—	—	(689)	2,935	—
USAA Target Managed Allocation Fund	17,755	1,729	(1,221)	2	—	(2,819)	15,446	—
Victory Integrity Mid-Cap Value Fund Class R6	3,185	1,020	—	—	—	(1,436)	2,769	—
Victory Market Neutral Income Fund Class I	13,756	55	(2,270)	23	—	(178)	11,386	55
Victory RS International Fund Class R6	4,949	296	—	—	—	(1,115)	4,130	—
Victory Trivalent International Core Equity Fund Class R6	4,062	—	—	—	—	(1,019)	3,043	—
VictoryShares Dividend Accelerator ETF	3,224	1,024	—	—	—	(534)	3,714	7
VictoryShares Emerging Market Volatility Wtd ETF	1,518	—	—	—	—	(434)	1,084	2
VictoryShares International High Div Volatility Wtd ETF	1,906	—	—	—	—	(613)	1,293	5
VictoryShares International Volatility Wtd ETF	1,902	294	—	—	—	(437)	1,759	1
VictoryShares U.S. 500 Volatility Wtd ETF	1,417	2,203	—	—	—	(562)	3,058	6
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	2,577	—	—	—	—	(478)	2,099	8
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	432	—	—	—	—	(144)	288	2
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	3,920	299	—	—	—	(1,031)	3,188	—
VictoryShares USAA MSCI International Value Momentum ETF	6,177	579	(1,000)	(163)	—	(1,061)	4,532	—
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	2,089	1,023	—	—	—	(562)	2,550	1
VictoryShares USAA MSCI USA Value Momentum ETF	8,083	587	—	—	—	(2,227)	6,443	20
	$337,250	$15,424	$(26,283)	$(405)	$—	$(26,444)	$299,542	$1,482

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2020 Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value*
Affiliated Exchange-Traded Funds (10.7%)
VictoryShares Dividend Accelerator ETF	211,264	$6,097
VictoryShares Emerging Market Volatility Wtd ETF	110,675	2,098
VictoryShares International High Div Volatility Wtd ETF	85,388	1,967
VictoryShares International Volatility Wtd ETF	117,231	3,565
VictoryShares U.S. 500 Volatility Wtd ETF	62,947	2,669
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	225,662	6,079
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	29,385	920
VictoryShares USAA Core Intermediate-Term Bond ETF	81,494	4,146
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	154,975	5,118
VictoryShares USAA MSCI International Value Momentum ETF	225,011	7,752
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	106,280	3,886
VictoryShares USAA MSCI USA Value Momentum ETF	270,601	10,395
Total Affiliated Exchange-Traded Funds (Cost $67,518)		54,692

Affiliated Mutual Funds (89.2%)
USAA Global Managed Volatility Fund Institutional Shares	5,266,450	45,976
USAA Government Securities Fund Institutional Shares	15,749,618	159,701
USAA Growth Fund Institutional Shares	337,904	7,643
USAA High Income Fund Institutional Shares	920,248	6,019
USAA Income Fund Institutional Shares	6,924,357	88,978
USAA Income Stock Fund Institutional Shares	379,252	5,029
USAA Intermediate-Term Bond Fund Institutional Shares	33	—	(a)
USAA Precious Metals and Minerals Fund Institutional Shares(b)	110,440	1,482
USAA Short-Term Bond Fund Institutional Shares	8,208,944	72,649
USAA Small Cap Stock Fund Institutional Shares	394,376	4,508
USAA Target Managed Allocation Fund	2,889,262	25,946
Victory Integrity Mid-Cap Value Fund Class R6	462,353	5,918
Victory Market Neutral Income Fund Class I	1,964,879	18,647
Victory RS International Fund Class R6	833,961	6,847
Victory Trivalent International Core Equity Fund Class R6	859,355	4,769
Total Affiliated Mutual Funds (Cost $448,272)		454,112
Total Investments (Cost $515,790) — 99.9%		508,804
Other assets in excess of liabilities — 0.1%		604
NET ASSETS - 100.00%		$509,408

*                           At March 31, 2020 the Fund’s investments in foreign securities were 6.3% of net assets.

(a) Rounds to less than $1 thousand.

(b) Non income producing security.

ETF—Exchange-Traded Fund

						Net Realized	Net Change
				Proceeds	Net	Gains Distributions	in Unrealized
	Fair Value		Purchases	from	Realized	from Affiliated	Appreciation/	Fair Value		Dividend
Target 2020	12/31/2019		at Cost	Sales	Gains(Losses)	Underlying Funds	Depreciation	3/31/2020		Income
USAA 500 Index Fund Reward Shares	$—	*	$—	— *	$— *	$—	$—	—		$—
USAA Global Managed Volatility Fund Institutional Shares	62,832		2,724	(8,096)	1,074	—	(12,558)	45,976		—
USAA Government Securities Fund Institutional Shares	162,802		4,322	(11,162)	54	—	3,685	159,701		1,033
USAA Growth Fund Institutional Shares	9,418		—	(565)	(66)	—	(1,144)	7,643		—
USAA High Income Fund Institutional Shares	14,501		141	(6,857)	492	—	(2,259)	6,018		141
USAA Income Fund Institutional Shares	107,231		569	(14,657)	(493)	—	(3,672)	88,978		571
USAA Income Stock Fund Institutional Shares	6,595		1,575	(1,992)	(23)	—	(1,126)	5,029		44
USAA Intermediate-Term Bond Fund Institutional Shares	—	*	—	—	—	—	— *	—	*	—
USAA Precious Metals and Minerals Fund Institutional Shares	1,879		—	—	—	—	(397)	1,482		—
USAA Short-Term Bond Fund Institutional Shares	77,548		3,525	(4,924)	(217)	—	(3,283)	72,649		557
USAA Small Cap Stock Fund Institutional Shares	4,551		1,252	—	—	—	(1,295)	4,508		—
USAA Target Managed Allocation Fund	32,224		2,450	(3,901)	310	—	(5,137)	25,946		—
Victory Integrity Mid-Cap Value Fund Class R6	8,951		—	—	—	—	(3,033)	5,918		—
Victory Market Neutral Income Fund Class I	18,810		91	—	—	—	(254)	18,647		91
Victory RS International Fund Class R6	7,455		986	—	—	—	(1,594)	6,847		—
Victory Trivalent International Core Equity Fund Class R6	5,680		509	—	—	—	(1,419)	4,770		—
VictoryShares Dividend Accelerator ETF	9,044		979	(2,870)	156	—	(1,212)	6,097		12
VictoryShares Emerging Market Volatility Wtd ETF	2,710		232	—	—	—	(844)	2,098		3
VictoryShares International High Div Volatility Wtd ETF	2,900		—	—	—	—	(933)	1,967		7
VictoryShares International Volatility Wtd ETF	3,209		983	—	—	—	(627)	3,565		2
VictoryShares U.S. 500 Volatility Wtd ETF	34		2,510	—	—	—	125	2,669		—
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	8,625		—	(1,159)	51	—	(1,438)	6,079		24
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	1,382		—	—	—	—	(462)	920		6
VictoryShares USAA Core Intermediate-Term Bond ETF	1,654		2,601	—	—	—	(109)	4,146.00		19
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	5,903		762	—	—	—	(1,547)	5,118.00		—
VictoryShares USAA MSCI International Value Momentum ETF	8,884		979	—	—	—	(2,112)	7,751.00		—
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	2,893		1,735	—	—	—	(742)	3,886.00		2
VictoryShares USAA MSCI USA Value Momentum ETF	12,962		996	—	—	—	(3,562)	10,396.00		31
	580,677		29,921	(56,183)	1,338	—	(46,949)	508,804.00		2,543

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2030 Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value*
Affiliated Exchange-Traded Funds (20.3%)
VictoryShares Dividend Accelerator ETF(a)	964,695	$27,842
VictoryShares Emerging Market Volatility Wtd ETF	357,356	6,775
VictoryShares International High Div Volatility Wtd ETF	408,197	9,405
VictoryShares International Volatility Wtd ETF	431,793	13,132
VictoryShares U.S. 500 Volatility Wtd ETF	387,304	16,424
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	894,216	24,090
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	99,195	3,105
VictoryShares USAA Core Intermediate-Term Bond ETF	251,337	12,786
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	467,213	15,429
VictoryShares USAA MSCI International Value Momentum ETF	1,063,518	36,637
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	392,126	14,336
VictoryShares USAA MSCI USA Value Momentum ETF	1,347,160	51,749
Total Affiliated Exchange-Traded Funds (Cost $297,782)		231,710

Affiliated Mutual Funds (79.4%)
USAA Global Managed Volatility Fund Institutional Shares	24,723,237	215,834
USAA Government Securities Fund Institutional Shares	20,157,356	204,396
USAA Growth Fund Institutional Shares	1,612,796	36,481
USAA High Income Fund Institutional Shares	3,475,487	22,730
USAA Income Fund Institutional Shares	8,017,816	103,029
USAA Income Stock Fund Institutional Shares	1,591,290	21,101
USAA Intermediate-Term Bond Fund Institutional Shares	44	—	(b)
USAA Precious Metals and Minerals Fund Institutional Shares(c)	249,586	3,349
USAA Short-Term Bond Fund Institutional Shares	6,211,848	54,975
USAA Small Cap Stock Fund Institutional Shares	1,539,460	17,596
USAA Target Managed Allocation Fund	13,338,108	119,776
Victory Integrity Mid-Cap Value Fund Class R6	2,359,470	30,201
Victory Market Neutral Income Fund Class I	2,174,518	20,636
Victory RS International Fund Class R6	4,024,059	33,038
Victory Trivalent International Core Equity Fund Class R6	4,069,055	22,583
Total Affiliated Mutual Funds (Cost $941,345)		905,725

Collateral for Securities Loaned^ (0.0%)(d)
HSBC U.S. Government Money Market Fund I Shares, 0.36%(e)	320,250	320
Total Collateral for Securities Loaned (Cost $320)		320
Total Investments (Cost $1,239,447) — 99.7%		1,137,755
Other assets in excess of liabilities — 0.3%		2,988
NET ASSETS - 100.00%		$1,140,743

*                           At March 31, 2020 the Fund’s investments in foreign securities were 12.0% of net assets.

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security is on loan.

(b)                   Rounds to less than $1 thousand.

(c)                    Non income producing security.

(d)                   Amount represents less than 0.05% of net assets.

(e)                    Rate disclosed is the daily yield on March 31, 2020.

ETF—Exchange-Traded Fund

						Net Realized	Net Change
				Proceeds	Net	Gains Distributions	in Unrealized
	Fair Value	Purchases		from	Realized	from Affiliated	Appreciation/	Fair Value		Dividend
Target 2030	12/31/2019	at Cost		Sales	Gains(Losses)	Underlying Funds	Depreciation	3/31/2020		Income
USAA Capital Growth Fund Institutional Shares	$16,107	$—		(16,308)	$228	$—	$(27)	—		$—
USAA Global Managed Volatility Fund Institutional Shares	274,675	—		—	—	—	(58,841)	215,834		—
USAA Government Securities Fund Institutional Shares	216,385	1,341		(18,152)	210	—	4,612	204,396		1,324
USAA Growth Fund Institutional Shares	44,728	—		(2,411)	(376)	—	(5,460)	36,481		—
USAA High Income Fund Institutional Shares	28,545	375		(1,034)	(316)	—	(4,840)	22,730		375
USAA Income Fund Institutional Shares	129,899	689		(22,310)	(530)	—	(4,719)	103,029		689
USAA Income Stock Fund Institutional Shares	23,572	3,548		—	—	—	(6,019)	21,101		204
USAA Intermediate-Term Bond Fund Institutional Shares	—	—	*	—	—	—	— *	—	*	—
USAA Precious Metals and Minerals Fund Institutional Shares	4,245	—		—	—	—	(896)	3,349		—
USAA Short-Term Bond Fund Institutional Shares	54,205	3,271		—	—	—	(2,501)	54,975		396
USAA Small Cap Stock Fund Institutional Shares	16,884	5,401		—	—	—	(4,689)	17,596		—
USAA Target Managed Allocation Fund	148,235	—		(2,773)	(105)	—	(25,581)	119,776		—
Victory Integrity Mid-Cap Value Fund Class R6	45,679	—		—	—	—	(15,478)	30,201		—
Victory Market Neutral Income Fund Class I	26,028	101		(5,211)	52	—	(334)	20,636		100
Victory RS International Fund Class R6	41,475	1,062		—	—	—	(9,499)	33,038		—
Victory Trivalent International Core Equity Fund Class R6	30,152	—		—	—	—	(7,569)	22,583		—
VictoryShares Dividend Accelerator ETF	32,985	1,057		—	—	—	(6,200)	27,842		67
VictoryShares Emerging Market Volatility Wtd ETF	8,809	690		—	—	—	(2,724)	6,775		10
VictoryShares International High Div Volatility Wtd ETF	13,863	—		—	—	—	(4,458)	9,405		34
VictoryShares International Volatility Wtd ETF	14,941	1,652		—	—	—	(3,461)	13,132		10
VictoryShares U.S. 500 Volatility Wtd ETF	6,620	12,838		—	—	—	(3,034)	16,424		29
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	29,581	—		—	—	—	(5,491)	24,090		93
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	4,665	—		—	—	—	(1,560)	3,105		20
VictoryShares USAA Core Intermediate-Term Bond ETF	5,662	7,484		—	—	—	(360)	12,786		58
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	19,391	1,125		—	—	—	(5,087)	15,429		—
VictoryShares USAA MSCI International Value Momentum ETF	45,099	2,722		—	—	—	(11,184)	36,637		—
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	12,423	5,403		—	—	—	(3,490)	14,336		8
VictoryShares USAA MSCI USA Value Momentum ETF	67,376	3,214		—	—	—	(18,841)	51,749		163
	$1,362,229	$51,973		$(68,199)	$(837)	$—	$(207,731)	$1,137,435		$3,580

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2040 Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value*
Affiliated Exchange-Traded Funds (25.4%)
VictoryShares Dividend Accelerator ETF	1,288,160	$37,177
VictoryShares Emerging Market Volatility Wtd ETF	605,450	11,479
VictoryShares International High Div Volatility Wtd ETF	616,336	14,201
VictoryShares International Volatility Wtd ETF(a)	606,805	18,454
VictoryShares U.S. 500 Volatility Wtd ETF	752,050	31,891
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	1,180,229	31,796
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	132,092	4,135
VictoryShares USAA Core Intermediate-Term Bond ETF	130,870	6,657
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF(a)	616,229	20,350
VictoryShares USAA MSCI International Value Momentum ETF	1,386,443	47,762
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF(a)	489,004	17,878
VictoryShares USAA MSCI USA Value Momentum ETF	1,934,746	74,320
Total Affiliated Exchange-Traded Funds (Cost $416,803)		316,100

Affiliated Mutual Funds (74.3%)
USAA Global Managed Volatility Fund Institutional Shares	33,752,195	294,657
USAA Government Securities Fund Institutional Shares	13,381,235	135,686
USAA Growth Fund Institutional Shares	2,261,445	51,154
USAA High Income Fund Institutional Shares	2,652,960	17,350
USAA Income Fund Institutional Shares	4,590,482	58,988
USAA Income Stock Fund Institutional Shares	2,379,530	31,553
USAA Intermediate-Term Bond Fund Institutional Shares	32	—	(b)
USAA Precious Metals and Minerals Fund Institutional Shares (c)	277,582	3,725
USAA Short-Term Bond Fund Institutional Shares	2,279,684	20,175
USAA Small Cap Stock Fund Institutional Shares	1,875,251	21,434
USAA Target Managed Allocation Fund	17,597,039	158,021
Victory Integrity Mid-Cap Value Fund Class R6	3,205,995	41,037
Victory Market Neutral Income Fund Class I	1,343,871	12,753
Victory RS International Fund Class R6	5,695,395	46,759
Victory Trivalent International Core Equity Fund Class R6	5,891,166	32,696
Total Affiliated Mutual Funds (Cost $985,830)		925,988

Collateral for Securities Loaned^ (0.5%)
HSBC U.S. Government Money Market Fund I Shares, 0.36%(d)	6,682,900	6,683
Total Collateral for Securities Loaned (Cost $6,683)		6,683
Total Investments (Cost $1,409,316) — 100.2%		1,248,771
Liabilities in excess of other assets — (0.2)%		(2,681)
NET ASSETS - 100.00%		$1,246,090

*                           At March 31, 2020 the Fund’s investments in foreign securities were 15.4% of net assets.

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security is on loan.

(b)                   Rounds to less than $1 thousand.

(c)                    Non income producing security.

(d)                   Rate disclosed is the daily yield on March 31, 2020.

ETF—Exchange-Traded Fund

						Net Realized	Net Change
				Proceeds	Net	Gains Distributions	in Unrealized
	Fair Value		Purchases	from	Realized	from Affiliated	Appreciation/	Fair Value		Dividend
Target 2040	12/31/2019		at Cost	Sales	Gains(Losses)	Underlying Funds	Depreciation	3/31/2020		Income
USAA 500 Index Fund Reward Shares	$—	*	$—	— *	$—	$—	$—	—		$—
USAA Capital Growth Fund Institutional Shares	15,897		—	(16,089)	284	—	(92)	—		—
USAA Global Managed Volatility Fund Institutional Shares	374,988		—	—	—	—	(80,330)	294,658		—
USAA Government Securities Fund Institutional Shares	139,872		867	(8,200)	92	—	3,055	135,686		859
USAA Growth Fund Institutional Shares	61,801		—	(2,595)	(405)	—	(7,647)	51,154		—
USAA High Income Fund Institutional Shares	22,202		289	(1,106)	(338)	—	(3,697)	17,350		290
USAA Income Fund Institutional Shares	74,931		396	(13,350)	(79)	—	(2,910)	58,988		396
USAA Income Stock Fund Institutional Shares	33,377		7,127	—	—	—	(8,951)	31,553		281
USAA Intermediate-Term Bond Fund Institutional Shares	—	*	—	—	—	—	— *	—	*	—
USAA Precious Metals and Minerals Fund Institutional Shares	4,722		—	—	—	—	(997)	3,725		—
USAA Short-Term Bond Fund Institutional Shares	20,948		148	—	—	—	(921)	20,175		147
USAA Small Cap Stock Fund Institutional Shares	25,496		3,482	—	—	—	(7,544)	21,434		—
USAA Target Managed Allocation Fund	199,630		—	(6,372)	(1,713)	—	(33,524)	158,021		—
Victory Integrity Mid-Cap Value Fund Class R6	62,068		—	—	—	—	(21,031)	41,037		—
Victory Market Neutral Income Fund Class I	16,217		62	(3,352)	34	—	(208)	12,753		62
Victory RS International Fund Class R6	60,941		—	—	—	—	(14,182)	46,759		—
Victory Trivalent International Core Equity Fund Class R6	43,654		—	—	—	—	(10,958)	32,696		—
VictoryShares Dividend Accelerator ETF	44,510		1,221	—	—	—	(8,554)	37,177		90
VictoryShares Emerging Market Volatility Wtd ETF	14,838		1,257	—	—	—	(4,616)	11,479		18
VictoryShares International High Div Volatility Wtd ETF	20,931		—	—	—	—	(6,731)	14,200		51
VictoryShares International Volatility Wtd ETF	20,889		2,505	—	—	—	(4,940)	18,454		15
VictoryShares U.S. 500 Volatility Wtd ETF	33,818		8,690	—	—	—	(10,617)	31,891		101
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	39,042		—	—	—	—	(7,247)	31,795		123
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	6,212		—	—	—	—	(2,077)	4,135		27
VictoryShares USAA Core Intermediate-Term Bond ETF	3,963		2,863	—	—	—	(169)	6,657		31
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	25,944		1,221	—	—	—	(6,815)	20,350		—
VictoryShares USAA MSCI International Value Momentum ETF	60,534		2,475	—	—	—	(15,246)	47,763		—
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	20,198		4,069	—	—	—	(6,389)	17,878		14
VictoryShares USAA MSCI USA Value Momentum ETF	97,092		4,805	—	—	—	(27,577)	74,320		235
	$1,544,715		$41,477	$(51,064)	$(2,125)	$—	$(290,915)	$1,242,088		$2,740

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2050 Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value*
Affiliated Exchange-Traded Funds (27.7%)
VictoryShares Dividend Accelerator ETF	839,626	$24,232
VictoryShares Emerging Market Volatility Wtd ETF	355,385	6,738
VictoryShares International High Div Volatility Wtd ETF	342,991	7,903
VictoryShares International Volatility Wtd ETF	392,881	11,948
VictoryShares U.S. 500 Volatility Wtd ETF	457,233	19,389
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	704,349	18,975
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	85,377	2,673
VictoryShares USAA Core Intermediate-Term Bond ETF	19,425	988
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	437,570	14,450
VictoryShares USAA MSCI International Value Momentum ETF(a)	925,868	31,895
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF(a)	315,984	11,552
VictoryShares USAA MSCI USA Value Momentum ETF	1,225,153	47,063
Total Affiliated Exchange-Traded Funds (Cost $260,227)		197,806

Affiliated Mutual Funds (72.1%)
USAA Global Managed Volatility Fund Institutional Shares	20,836,279	181,901
USAA Government Securities Fund Institutional Shares	5,634,805	57,137
USAA Growth Fund Institutional Shares	1,384,486	31,317
USAA High Income Fund Institutional Shares	146,255	956
USAA Income Fund Institutional Shares	1,732,921	22,268
USAA Income Stock Fund Institutional Shares	1,510,898	20,034
USAA Intermediate-Term Bond Fund Institutional Shares	24	—	(b)
USAA Precious Metals and Minerals Fund Institutional Shares(c)	155,949	2,093
USAA Short-Term Bond Fund Institutional Shares	294,552	2,607
USAA Small Cap Stock Fund Institutional Shares	1,130,820	12,925
USAA Target Managed Allocation Fund	11,062,977	99,346
Victory Integrity Mid-Cap Value Fund Class R6	2,007,729	25,699
Victory Market Neutral Income Fund Class I	631,363	5,992
Victory RS International Fund Class R6	3,708,557	30,447
Victory Trivalent International Core Equity Fund Class R6	3,842,669	21,327
Total Affiliated Mutual Funds (Cost $553,774)		514,049

Collateral for Securities Loaned^ (0.7%)
HSBC U.S. Government Money Market Fund, I Shares 0.36%(d)	4,868,900	4,869
Total Collateral for Securities Loaned (Cost $4,869)		4,869
Total Investments (Cost $818,870) — 100.5%		716,724
Liabilities in excess of other assets — (0.5)%		(3,248)
NET ASSETS - 100.00%		$713,476

*                           At March 31, 2020 the Fund’s investments in foreign securities were 17.5% of net assets.

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security is on loan.

(b)                   Rounds to less than $1 thousand.

(c)                    Non income producing security.

(d)                   Rate disclosed is the daily yield on March 31, 2020.

ETF—Exchange-Traded Fund

						Net Realized	Net Change
				Proceeds	Net	Gains Distributions	in Unrealized
	Fair Value		Purchases	from	Realized	from Affiliated	Appreciation/	Fair Value		Dividend
Target 2050	12/31/2019		at Cost	Sales	Gains(Losses)	Underlying Funds	Depreciation	3/31/2020		Income
USAA Capital Growth Fund Institutional Shares	$9,036		$—	(9,144)	$164	$—	$(56)	—		$—
USAA Global Managed Volatility Fund Institutional Shares	229,717		1,414	—	—	—	(49,231)	181,900		—
USAA Government Securities Fund Institutional Shares	65,668		408	(10,370)	359	—	1,072	57,137		400
USAA Growth Fund Institutional Shares	37,704		—	(1,477)	(230)	—	(4,680)	31,317		—
USAA High Income Fund Institutional Shares	1,145		15	—	—	—	(203)	957		15
USAA Income Fund Institutional Shares	32,893		170	(9,298)	(242)	—	(1,255)	22,268		170
USAA Income Stock Fund Institutional Shares	20,076		4,974	—	—	—	(5,015)	20,035		173
USAA Intermediate-Term Bond Fund Institutional Shares	—	*	—	—	—	—	— *	—	*	—
USAA Precious Metals and Minerals Fund Institutional Shares	2,653		—	—	—	—	(560)	2,093		—
USAA Short-Term Bond Fund Institutional Shares	6,348		44	(3,503)	(87)	—	(195)	2,607		44
USAA Small Cap Stock Fund Institutional Shares	15,018		2,306	—	—	—	(4,399)	12,925		—
USAA Target Managed Allocation Fund	120,696		—	—	—	—	(21,351)	99,345		—
Victory Integrity Mid-Cap Value Fund Class R6	38,870		—	—	—	—	(13,171)	25,699		—
Victory Market Neutral Income Fund Class I	7,317		28	(1,272)	13	—	(94)	5,992		29
Victory RS International Fund Class R6	35,278		4,198	—	—	—	(9,029)	30,447		—
Victory Trivalent International Core Equity Fund Class R6	25,523		2,376	—	—	—	(6,572)	21,327		—
VictoryShares Dividend Accelerator ETF	27,160		2,340	—	—	—	(5,268)	24,232		57
VictoryShares Emerging Market Volatility Wtd ETF	9,126		314	—	—	—	(2,702)	6,738		10
VictoryShares International High Div Volatility Wtd ETF	11,648		—	—	—	—	(3,745)	7,903		28
VictoryShares International Volatility Wtd ETF	13,757		1,888	—	—	—	(3,697)	11,948		11
VictoryShares U.S. 500 Volatility Wtd ETF	23,973		1,865	—	—	—	(6,449)	19,389		61
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	23,300		—	—	—	—	(4,325)	18,975		74
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	4,015		—	—	—	—	(1,342)	2,673		17
VictoryShares USAA Core Intermediate-Term Bond ETF	1,009		—	—	—	—	(21)	988		5
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	17,668		1,416	—	—	—	(4,634)	14,450		—
VictoryShares USAA MSCI International Value Momentum ETF	36,824		4,429	—	—	—	(9,358)	31,895		—
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	13,331		2,294	—	—	—	(4,073)	11,552		9
VictoryShares USAA MSCI USA Value Momentum ETF	59,856		4,117	—	—	—	(16,910)	47,063		145
	$889,609		$34,596	$(35,064)	$(23)	$—	$(177,263)	$711,855		$1,248

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2060 Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value*
Affiliated Exchange-Traded Funds (28.6%)
VictoryShares Dividend Accelerator ETF	114,893	$3,316
VictoryShares Emerging Market Volatility Wtd ETF	49,314	935
VictoryShares International High Div Volatility Wtd ETF	44,883	1,034
VictoryShares International Volatility Wtd ETF	65,981	2,007
VictoryShares U.S. 500 Volatility Wtd ETF	63,336	2,686
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	99,047	2,668
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	12,473	391
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	62,817	2,074
VictoryShares USAA MSCI International Value Momentum ETF	127,793	4,402
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	40,654	1,486
VictoryShares USAA MSCI USA Value Momentum ETF	166,806	6,408
Total Affiliated Exchange-Traded Funds (Cost $35,747)		27,407

Affiliated Mutual Funds (71.1%)
USAA Global Managed Volatility Fund Institutional Shares	2,858,757	24,957
USAA Government Securities Fund Institutional Shares	782,038	7,930
USAA Growth Fund Institutional Shares	169,327	3,830
USAA High Income Fund Institutional Shares	282	2
USAA Income Fund Institutional Shares	243,714	3,132
USAA Income Stock Fund Institutional Shares	204,501	2,712
USAA Intermediate-Term Bond Fund Institutional Shares	2	—	(a)
USAA Precious Metals and Minerals Fund Institutional Shares(b)	19,382	260
USAA Short-Term Bond Fund Institutional Shares	109	1
USAA Small Cap Stock Fund Institutional Shares	153,496	1,754
USAA Target Managed Allocation Fund	1,446,888	12,993
Victory Integrity Mid-Cap Value Fund Class R6	280,588	3,591
Victory RS International Fund Class R6	501,842	4,120
Victory Trivalent International Core Equity Fund Class R6	528,774	2,935
Total Affiliated Mutual Funds (Cost $77,509)		68,217
Total Investments (Cost $113,256) — 99.7%		95,624
Other assets in excess of liabilities — 0.3%		312
NET ASSETS - 100.00%		$95,936

*         At March 31, 2020 the Fund’s investments in foreign securities were 17.6% of net assets.

(a)      Rounds to less than $1 thousand.

(b)      Non income producing security.

ETF—Exchange-Traded Fund

						Net Realized	Net Change
				Proceeds	Net	Gains Distributions	in Unrealized
	Fair Value		Purchases	from	Realized	from Affiliated	Appreciation/	Fair Value		Dividend
Target 2060	12/31/2019		at Cost	Sales	Gains(Losses)	Underlying Funds	Depreciation	3/31/2020		Income
USAA Capital Growth Fund Institutional Shares	$1,387		$—	(1,405)	$25	$—	$(7)	—		$—
USAA Global Managed Volatility Fund Institutional Shares	30,165		1,522	—	—	—	(6,731)	24,956		—
USAA Government Securities Fund Institutional Shares	8,716		55	(1,032)	20	—	171	7,930		53
USAA Growth Fund Institutional Shares	4,630		—	(196)	(31)	—	(573)	3,830		—
USAA High Income Fund Institutional Shares	2		—	—	—	—	—	2		—
USAA Income Fund Institutional Shares	4,161		23	(872)	(21)	—	(159)	3,132		22
USAA Income Stock Fund Institutional Shares	2,362		1,106	—	—	—	(756)	2,712		24
USAA Intermediate-Term Bond Fund Institutional Shares	—	*	—	—	—	—	— *	—	*	—
USAA Precious Metals and Minerals Fund Institutional Shares	330		—	—	—	—	(70)	260		—
USAA Short-Term Bond Fund Institutional Shares	1		—	—	—	—	—	1		—
USAA Small Cap Stock Fund Institutional Shares	2,055		313	—	—	—	(614)	1,754		—
USAA Target Managed Allocation Fund	15,641		149	—	—	—	(2,797)	12,993		—
Victory Integrity Mid-Cap Value Fund Class R6	5,432		—	—	—	—	(1,840)	3,592		—
Victory Market Neutral Income Fund Class I	84		—	(84)	1	—	(1)	—		—
Victory RS International Fund Class R6	4,748		537	—	—	—	(1,165)	4,120		—
Victory Trivalent International Core Equity Fund Class R6	3,171		657	—	—	—	(893)	2,935		—
VictoryShares Dividend Accelerator ETF	3,477		528	—	—	—	(689)	3,316		7
VictoryShares Emerging Market Volatility Wtd ETF	1,309		—	—	—	—	(374)	935		1
VictoryShares International High Div Volatility Wtd ETF	1,524		—	—	—	—	(490)	1,034		4
VictoryShares International Volatility Wtd ETF	1,855		716	—	—	—	(564)	2,007		2
VictoryShares U.S. 500 Volatility Wtd ETF	3,092		412	—	—	—	(818)	2,686		8
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	3,276		—	—	—	—	(608)	2,668		10
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	587		—	—	—	—	(197)	390		3
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	2,409		275	—	—	—	(610)	2,074		—
VictoryShares USAA MSCI International Value Momentum ETF	5,337		446	—	—	—	(1,381)	4,402		—
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	1,696		315	—	—	—	(525)	1,486		1
VictoryShares USAA MSCI USA Value Momentum ETF	7,764		847	—	—	—	(2,202)	6,409		19
	$115,211		$7,901	$(3,589)	$(6)	$—	$(23,893)	$95,624		$154

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Ultra Short-Term Bond Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (15.0%)
ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 4/15/26, Callable 12/15/20 @ 100(a)	$84	$84
ARI Fleet Lease Trust, Series 2017-A, Class A3, 2.28%, 4/15/26, Callable 12/15/20 @ 100(a)	1,000	994
Ascentium Equipment Receivables Trust, Series 2018-1A, Class D, 3.99%, 12/11/23, Callable 3/11/22 @ 100(a)	1,505	1,542
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class C, 4.94%, 6/20/22(a)	2,000	1,781
Bank of The West Auto Trust, Series 2019-1, Class A3, 2.43%, 4/15/24, Callable 7/15/23 @ 100(a)	1,000	1,000
Bank of The West Auto Trust, Series 2019-1, Class A2, 2.40%, 10/17/22, Callable 7/15/23 @ 100(a)	764	763
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 7/15/23 @ 100(a)	1,000	978
BCC Funding LLC, Series 2016-1, Class D, 4.78%, 8/20/22, Callable 5/20/20 @ 100(a)	1,950	1,953
BCC Funding LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 7/20/23 @ 100(a)	1,000	928
Canadian Pacer Auto Receivables Trust, Series 2017-1A, Class A3, 2.05%, 3/19/21, Callable 9/19/20 @ 100(a)	161	161
Canadian Pacer Auto Receivables Trust, Series 2018 -1A, Class C, 3.82%, 4/19/24, Callable 5/19/21 @ 100(a)	1,500	1,421
Credit Acceptance Auto Loan Trust, Series 2017-3A, Class A, 2.65%, 6/15/26(a)	523	520
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100(a)	1,000	999
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/24, Callable 11/15/21 @ 100	2,000	2,001
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 9/15/21 @ 100	1,190	1,187
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18%, 1/17/23, Callable 3/15/23 @ 100(a)	660	653
Exeter Automobile Receivables Trust, Series 2018-3A, Class B, 3.46%, 10/17/22, Callable 8/15/22 @ 100(a)	966	958
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 3/15/25 @ 100(a)	682	622
First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.35%, 11/15/22, Callable 4/15/21 @ 100(a)	2,250	2,230
Flagship Credit Auto Trust, Series 2016-1, Class C, 6.22%, 6/15/22, Callable 11/15/20 @ 100(a)	2,410	2,407
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A4, 2.36%, 1/20/23, Callable 12/20/20 @ 100(a)	728	727
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23(a)	500	428
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 7/20/22 @ 100(a)	500	495
Hyundai Auto Receivables Trust, Series 2018-A, Class B, 3.14%, 6/17/24, Callable 5/15/22 @ 100	1,000	996
Master Credit Card Trust, Series 2019-2A, Class C, 2.83%, 7/21/21(a)	500	496
NP SPE LLC, Series 2019-2A, Class A1, 2.86%, 11/19/49(a)	2,066	2,010
NP SPE LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100(a)	227	228

Security Description	Principal Amount	Value
OSCAR US Funding Trust LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22(a)	$1,470	$1,463
OSCAR US Funding Trust LLC, Series 2018-2A, Class A2A, 3.15%, 8/10/21(a)	323	322
Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81%, 12/16/24, Callable 12/15/21 @ 100	1,000	994
Santander Drive Auto Receivables Trust, Series 2018-5, Class B, 3.52%, 12/15/22, Callable 1/15/22 @ 100	946	946
Santander Retail Auto Lease Trust, Series 2017-A, Class A3, 2.22%, 1/20/21, Callable 8/20/20 @ 100(a)	51	51
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 4/20/20 @ 100(a)	1,000	1,015
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 4/20/20 @ 100(a)	796	795
SCF Equipment Leasing LLC, Series 2019-1A, Class A1, 3.04%, 3/20/23, Callable 4/20/20 @ 100(a)	741	739
Synchrony Credit Card Master Note Trust, Series 2017-1, Class C, 2.56%, 6/15/23	2,000	1,989
Volvo Financial Equipment LLC, Series 2017-1A, Class A3, 1.92%, 3/15/21, Callable 1/15/21 @ 100(a)	91	91
Total Asset Backed Securities (Cost $37,899)		36,967

Collateralized Mortgage Obligations (12.8%)
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1.95% (LIBOR01M+125bps), 9/15/32(a)(b)	1,000	850
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class C, 2.15% (LIBOR01M+145bps), 9/15/32(a)(b)	1,000	839
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 2.01% (LIBOR01M+131bps), 11/25/34(a)(b)	1,000	903
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 1.95% (LIBOR01M+125bps), 10/15/36(a)(b)	955	869
BX Commercial Mortgage Trust, Series 2020-BXLP, Class C, 1.82% (LIBOR01M+112bps), 12/15/29(a)(b)	1,000	932
CIFC Funding Ltd., Series 2012-2RA, Class A1, 2.62% (LIBOR03M+80bps), 1/20/28, Callable 4/20/20 @ 100(a)(b)	1,000	968
CIFC Funding Ltd., Series 2015-5A, Class A1R, 2.65% (LIBOR03M+86bps), 10/25/27, Callable 4/25/20 @ 100(a)(b)	2,000	1,909
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39(a)	500	394
COMM Mortgage Trust, Series 2019-521F, Class B, 1.80% (LIBOR01M+110bps), 6/15/34(a)(b)	1,500	1,359
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.51%, 7/10/38(c)	307	314
COSMO Mortgage Trust, Series 2017-CSMO, Class C, 2.20% (LIBOR01M+150bps), 11/15/36(a)(b)	1,500	1,217
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.49%, 11/25/23(a)(c)	1,000	1,010
GS Mortgage Securities Trust, Series 2011-GC3, Class X, 0.65%, 3/10/44(a)(c)	24,473	68
Holmes Master Issuer PLC, Series 2018-1A, Class A2, 2.19% (LIBOR03M+36bps), 10/15/54, Callable 10/15/20 @ 100(a)(b)	1,029	1,029
Hospitality Mortgage Trust, Series 19-HIT, Class A, 1.70% (LIBOR01M+100bps), 11/15/36(a)(b)	909	765

Security Description	Shares or Principal Amount	Value
Hospitality Mortgage Trust, Series 2019-HIT, Class B, 2.05% (LIBOR01M+135bps), 11/15/36(a)(b)	$1,298	$1,096
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.08%, 1/15/46(c)	2,000	2,044
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, 0.75%, 4/15/47(c)(d)	5,905	112
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 1.65% (LIBOR01M+95bps), 5/15/36(a)(b)	1,000	932
Madison Park Funding Ltd., Series 2013-11A, Class AR, 2.97% (LIBOR03M+116bps), 7/23/29, Callable 4/23/20 @ 100(a)(b)	2,000	1,913
Magnetite Ltd., Series 2019-21A, Class A, 3.10% (LIBOR03M+128bps), 4/20/30, Callable 4/20/20 @ 100(a)(b)	1,500	1,422
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 1.40% (LIBOR01M+70bps), 11/15/34(a)(b)	2,000	1,854
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 2.80% (LIBOR01M+130bps), 12/15/21(a)(b)	1,154	1,040
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A2, 2.88% (LIBOR03M+105bps), 7/15/26, Callable 7/15/20 @ 100(a)(b)	500	457
Palmer Square Loan Funding Ltd., Series 2019-4A, Class A1, 2.70% (LIBOR03M+90bps), 10/24/27, Callable 10/24/20 @ 100(a)(b)	952	915
Palmer Square Loan Funding Ltd., Series 2018-5A, Class A1, 2.67% (LIBOR03M+85bps), 1/20/27, Callable 4/20/20 @ 100(a)(b)	726	693
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A1, 2.48% (LIBOR03M+65bps), 7/15/26, Callable 7/15/20 @ 100(a)(b)	862	807
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class A, 3.19% (LIBOR03M+136bps), 4/15/30, Callable 4/15/20 @ 100(a)(b)	1,500	1,449
Sound Point CLO X Ltd., Series 2015-3A, Class AR, 2.71% (LIBOR03M+89bps), 1/20/28, Callable 4/20/20 @ 100(a)(b)	2,000	1,889
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, 2.72% (LIBOR03M+89bps), 4/15/29, Callable 4/15/20 @ 100(a)(b)	1,610	1,548
Total Collateralized Mortgage Obligations (Cost $33,924)		31,597

Preferred Stocks (0.4%)
Communication Services (0.4%):
Centaur Funding Corp., cumulative redeemable, 9.08%, 4/21/20(a)	1,000	995
Total Preferred Stock (Cost $1,065)		995

Senior Secured Loans (2.2%)
Boyd Gaming Corp., Term Loan A1, 2.68% (LIBOR01W+200bps), 9/15/21(b)	$717	638
GLP Capital LP, Term Loan A1, 3.02% (LIBOR01M+150bps), 4/28/21(b)	2,566	2,360
Western Digital Corp., 2/27/23(b)(e)(f)	2,500	2,313
Total Senior Secured Loans (Cost $5,776)		5,311

Security Description	Principal Amount	Value
Corporate Bonds (37.1%)
Communication Services (1.1%):
AMC Networks, Inc., 4.75%, 12/15/22, Callable 5/4/20 @ 100.79	$668	$647
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.41% (LIBOR03M+165bps), 2/1/24, Callable 1/1/24 @ 100 (b)	2,000	1,949
		2,596
Consumer Discretionary (4.1%):
Association of American Medical Colleges, 2.12%, 10/1/24	1,000	1,013
Daimler Finance North America LLC
2.13% (LIBOR03M+45bps), 2/22/21 (a)(b)	1,390	1,331
2.59% (LIBOR03M+90bps), 2/15/22 (a)(b)	1,000	939
General Motors Co., 2.54% (LIBOR03M+80bps), 8/7/20 (b)	2,000	1,980
Howard University
2.74%, 10/1/22	600	616
2.80%, 10/1/23	250	259
International Game Technology PLC, 6.25%, 2/15/22, Callable 8/15/21 @ 100 (a)	1,608	1,487
Nissan Motor Acceptance Corp.
2.55%, 3/8/21 (a)	1,000	984
2.06% (LIBOR03M+69bps), 9/28/22 (a)(b)	500	452
Volkswagen Group of America Finance LLC, 2.06% (LIBOR03M+86bps), 9/24/21 (a)(b)	1,000	916
		9,977
Consumer Staples (1.5%):
JBS USA LUX SA/JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 5/4/20 @ 102.94 (a)	1,000	1,013
Kraft Heinz Foods Co., 2.30% (LIBOR03M+57bps), 2/10/21 (b)	1,000	940
Smithfield Foods, Inc., 2.65%, 10/3/21, Callable 9/3/21 @ 100 (a)	1,815	1,634
		3,587
Energy (7.3%):
Antero Resources Corp., 5.13%, 12/1/22, Callable 5/4/20 @ 101.28	2,000	1,078
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100	2,000	1,728
Columbia Pipeline Group, Inc., 3.30%, 6/1/20, Callable 5/4/20 @ 100	780	779
DCP Midstream Operating, LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100 (g)	2,000	1,599
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100 (g)	1,000	555
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	1,000	701
Marathon Petroleum Corp.
3.40%, 12/15/20, Callable 11/15/20 @ 100 (g)(h)	397	386
4.75%, 12/15/23, Callable 10/15/23 @ 100	750	710
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)	1,000	959
MPLX LP, 2.10% (LIBOR03M+110bps), 9/9/22, Callable 9/9/20 @ 100 (b)	2,000	1,907
NGPL PipeCo LLC, 4.38%, 8/15/22, Callable 5/15/22 @ 100 (a)	1,370	1,304
Nustar Logistics LP, 4.80%, 9/1/20	2,000	1,743
Occidental Petroleum Corp., 3.14% (LIBOR03M+145bps), 8/15/22, Callable 8/15/20 @ 100 (b)	2,000	1,325
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100	970	781
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.25%, 5/1/23, Callable 5/4/20 @ 100.88	1,140	980
Western Midstream Operating LP, 4.00%, 7/1/22, Callable 4/1/22 @ 100	2,535	1,628
		18,163

Security Description	Principal Amount	Value
Financials (14.5%):
AIG Global Funding, 2.45% (LIBOR03M+65bps), 1/22/21 (a)(b)	$467	$449
Ally Financial, Inc., 4.63%, 5/19/22	1,000	981
Ares Capital Corp., 3.50%, 2/10/23, Callable 1/10/23 @ 100	2,000	1,801
Assurant, Inc., 2.48% (LIBOR03M+125bps), 3/26/21, Callable 5/4/20 @ 100 (b)	500	500
Athene Global Funding, 3.00%, 7/1/22 (a)	1,000	986
Bank of America Corp., 2.10% (LIBOR03M+79bps), 3/5/24, Callable 3/5/23 @ 100 (b)	2,000	1,868
BBVA USA, 1.50% (LIBOR03M+73bps), 6/11/21, Callable 5/11/21 @ 100 (b)	825	802
BMW US Capital LLC, 2.37% (LIBOR03M+53bps), 4/14/22 (a)(b)	1,000	960
Capital One NA, 2.55% (LIBOR03M+82bps), 8/8/22, Callable 7/8/22 @ 100 (b)	2,800	2,722
CIT Group, Inc., 4.13%, 3/9/21, Callable 2/9/21 @ 100	1,000	984
Citigroup, Inc., 2.48% (LIBOR03M+69bps), 10/27/22, Callable 9/27/22 @ 100 (b)	885	836
DAE Funding LLC
4.50%, 8/1/22, Callable 5/4/20 @ 102.25 (a)	1,000	893
5.75%, 11/15/23, Callable 11/15/20 @ 102.88 (a)	1,000	930
Ford Motor Credit Co. LLC
2.19% (LIBOR03M+43bps), 11/2/20 (b)	500	465
2.73% (LIBOR03M+88bps), 10/12/21 (b)	930	853
3.10%, 5/4/23	1,000	890
FS KKR Capital Corp.
4.75%, 5/15/22, Callable 4/15/22 @ 100	1,000	912
4.13%, 2/1/25, Callable 1/1/25 @ 100	1,000	849
Hyundai Capital America, 2.75%, 9/18/20 (a)	1,000	1,007
Infinity Property & Casualty Corp., 5.00%, 9/19/22	1,000	987
Jackson National Life Global Funding, 2.60%, 12/9/20 (a)	1,350	1,344
JPMorgan Chase & Co., 2.26% (LIBOR03M+68bps), 6/1/21, Callable 6/1/20 @ 100 (b)	2,000	1,975
Main Street Capital Corp.
4.50%, 12/1/22	1,000	966
5.20%, 5/1/24	1,000	917
Manufactures & Traders Trust Co., 2.22% (LIBOR03M+64bps), 12/1/21, Callable 5/4/20 @ 100 (b)(g)(h)	3,000	2,848
Mobr-04 LLC(LOC - Compass Bank), 6.50%, 9/1/24 (h)(i)	1,015	1,015
Protective Life Global Funding
2.70%, 11/25/20 (a)	535	536
1.89% (LIBOR03M+52bps), 6/28/21 (a)(b)	1,000	966
Regions Bank, 2.29% (LIBOR03M+38bps), 4/1/21, Callable 3/1/21 @ 100 (b)	1,240	1,214
SunTrust Bank, 2.28% (LIBOR03M+59bps), 5/17/22, Callable 4/17/22 @ 100 (b)	1,000	975
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (b)	478	464
The Goldman Sachs Group, Inc., 2.56% (LIBOR03M+78bps), 10/31/22, Callable 10/31/21 @ 100 (b)	1,000	962
Wells Fargo Bank NA, 1.66% (LIBOR03M+66bps), 9/9/22, Callable 9/9/21 @ 100 (b)	1,000	960
		35,817
Industrials (4.8%):
American Airlines Pass Through Trust
5.63%, 7/15/22 (a)	874	891
4.38%, 12/15/25 (a)	1,095	935
Arconic, Inc., 5.40%, 4/15/21, Callable 1/15/21 @ 100	1,000	988
CNH Industrial Capital LLC, 4.38%, 11/6/20	656	650
Continental Airlines Pass Through Trust, 6.25%, 4/11/20	734	730
L3Harris Technologies, Inc., 1.74% (LIBOR03M+75bps), 3/10/23 (b)	1,500	1,449

Security Description	Principal Amount	Value
Ryder System, Inc., 2.50%, 5/11/20, MTN, Callable 5/4/20 @ 100	$1,000	$1,001
Spirit AeroSystems, Inc., 3.95%, 6/15/23, Callable 5/15/23 @ 100	513	447
Spirit Airlines Pass Through Trust, 4.45%, 10/1/25	1,785	1,662
United Airlines Pass Through Trust, 4.63%, 3/3/24	845	846
Wabtec Corp., 2.04% (LIBOR03M+105bps), 9/15/21, Callable 5/4/20 @ 100 (b)	2,083	2,022
		11,621
Materials (1.3%):
Albemarle Corp., 2.74% (LIBOR03M+105bps), 11/15/22, Callable 11/15/20 @ 100 (a)(b)	636	598
Carpenter Technology Corp., 5.20%, 7/15/21, Callable 4/15/21 @ 100	1,500	1,437
Freeport-McMoRan, Inc., 3.88%, 3/15/23, Callable 12/15/22 @ 100	300	283
NewMarket Corp., 4.10%, 12/15/22	857	929
		3,247
Real Estate (1.5%):
CoreCivic, Inc., 5.00%, 10/15/22, Callable 7/15/22 @ 100	1,000	957
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,000	1,013
Office Properties Income Trust, 4.15%, 2/1/22, Callable 12/1/21 @ 100	1,169	1,098
Senior Housing Properties Trust, 6.75%, 4/15/20	500	500
		3,568
Utilities (1.0%):
AES Corp., 4.50%, 3/15/23, Callable 5/4/20 @ 102.25	1,100	1,078
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	1,500	1,437
		2,515
Total Corporate Bonds (Cost $99,589)		91,091

Yankee Dollar (26.5%)
Communication Services (0.7%):
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	1,622	1,620

Consumer Staples (0.4%):
Reckitt Benckiser Treasury Services PLC, 1.76% (LIBOR03M+56bps), 6/24/22 (a)(b)	1,000	999

Energy (0.9%):
Aker BP ASA, 4.75%, 6/15/24, Callable 6/15/21 @ 102.38 (a)	1,690	1,411
Petroleos Mexicanos, 3.50%, 1/30/23 (g)(h)	1,000	807
		2,218
Financials (18.6%):
ABN AMRO Bank NV, 2.23% (LIBOR03M+41bps), 1/19/21 (a)(b)	1,000	980
ANZ New Zealand International Ltd., 2.81% (LIBOR03M+101bps), 7/28/21 (a)(b)	800	789
Australia & New Zealand Banking Group Ltd., 2.15% (LIBOR03M+46bps), 5/17/21 (b)	1,250	1,232
Banco Santander SA
2.77% (LIBOR03M+109bps), 2/23/23 (b)	1,000	947
2.97% (LIBOR03M+112bps), 4/12/23 (b)	1,000	968
Bank of Montreal, 1.15% (SOFR+68bps), 3/10/23, MTN (b)	1,000	914
Barclays PLC, 3.12% (LIBOR03M+143bps), 2/15/23, Callable 2/15/22 @ 100 (b)	1,000	926
BBVA Bancomer SA
7.25%, 4/22/20 (a)	1,000	994
6.50%, 3/10/21 (a)	2,149	2,151
BNP Paribas SA, 3.50%, 3/1/23 (a)	1,100	1,106

Security Description	Principal Amount	Value
Canadian Imperial Bank of Commerce, 2.08% (LIBOR03M+32bps), 2/2/21 (b)	$1,000	$986
Commonwealth Bank of Australia, 1.83% (LIBOR03M+83bps), 9/6/21 (a)(b)(h)	2,000	1,972
Cooperatieve Rabobank UA, 2.31% (LIBOR03M+48bps), 1/10/23 (b)	2,500	2,406
Credit Agricole SA, 2.82% (LIBOR03M+102bps), 4/24/23 (a)(b)	2,000	1,909
Credit Suisse Group Funding Guernsey Ltd., 4.11% (LIBOR03M+229bps), 4/16/21 (b)	700	700
Deutsche Bank AG
2.82% (LIBOR03M+97bps), 7/13/20 (b)	2,000	1,999
2.87% (LIBOR03M+123bps), 2/27/23 (b)	816	686
HSBC Holdings PLC, 2.29% (LIBOR03M+60bps), 5/18/21, Callable 5/18/20 @ 100 (b)	2,000	1,965
ING Bank NV, 2.57% (LIBOR03M+88bps), 8/15/21 (a)(b)(g)	2,000	1,977
Lloyds Bank PLC
3.30%, 5/7/21	1,000	1,000
2.23% (LIBOR03M+49bps), 5/7/21 (b)	525	517
Mitsubishi UFJ Financial Group, Inc., 2.44% (LIBOR03M+65bps), 7/26/21 (b)	1,000	988
National Australia Bank Ltd.
2.46% (LIBOR03M+71bps), 11/4/21 (a)(b)	1,000	983
2.45% (LIBOR03M+60bps), 4/12/23 (a)(b)	1,000	961
Nordea Bank Abp, 2.55% (LIBOR03M+94bps), 8/30/23 (a)(b)	1,000	986
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	2,000	2,051
Santander UK PLC, 2.20% (LIBOR03M+62bps), 6/1/21 (b)	2,000	1,963
Skandinaviska Enskilda Banken AB, 1.43% (LIBOR03M+65bps), 12/12/22 (a)(b)(g)	2,000	1,912
Standard Chartered PLC
3.05%, 1/15/21 (a)	1,000	991
2.97% (LIBOR03M+115bps), 1/20/23, Callable 1/20/22 @ 100 (a)(b)	2,000	1,929
Sumitomo Mitsui Financial Group, Inc., 2.62% (LIBOR03M+78bps), 7/12/22 (b)	1,000	972
Svenska Handelsbanken AB, 2.52% (LIBOR03M+115bps), 3/30/21 (b)	1,500	1,493
Swedbank AB, 1.44% (LIBOR03M+70bps), 3/14/22 (a)(b)	500	482
UBS Group Funding Switzerland AG, 2.64% (LIBOR03M+95bps), 8/15/23, Callable 8/15/22 @ 100 (a)(b)	2,000	1,866
Westpac Banking Corp., 2.54% (LIBOR03M+85bps), 8/19/21 (b)	1,000	985
		45,686
Industrials (3.0%):
Aercap Ireland Capital DAC/Aercap Global Aviation Trust
5.00%, 10/1/21	1,000	915
4.45%, 12/16/21, Callable 11/16/21 @ 100	1,000	911
Air Canada Pass Through Trust, 5.38%, 11/15/22 (a)	2,714	2,672
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	2,000	1,911
Avolon Holdings Funding Ltd.
5.13%, 10/1/23, Callable 9/1/23 @ 100 (a)	500	414
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	1,000	792
		7,615
Materials (2.2%):
Braskem Netherlands Finance BV, 3.50%, 1/10/23, Callable 12/10/22 @ 100 (a)	1,000	890
Methanex Corp., 5.25%, 3/1/22	1,085	995
Syngenta Finance NV, 3.70%, 4/24/20 (a)	2,000	2,003
Teck Resources Ltd., 4.50%, 1/15/21, Callable 10/15/20 @ 100	1,424	1,397
		5,285

Security Description	Shares or Principal Amount	Value
Utilities (0.7%):
PPL WEM Ltd./Western Power Distribution Ltd., 5.38%, 5/1/21, Callable 2/1/21 @ 100 (a)	$1,582	$1,615
Total Yankee Dollar (Cost $67,997)		65,038

Municipal Bonds (3.7%)
Arizona (0.4%):
City of Phoenix Civic Improvement Corp. Revenue, Series C, 2.20%, 7/1/23	1,000	1,028

Michigan (0.5%):
Michigan Finance Authority Revenue, 2.14%, 12/1/22	1,000	1,029

New Jersey (1.0%):
New Jersey Economic Development Authority Revenue
3.80%, 6/15/20	500	501
Series NNN, 2.61%, 6/15/22	500	493
Series NNN, 2.78%, 6/15/23	408	389
Series NNN, 2.88%, 6/15/24	322	316
New Jersey Transportation Trust Fund Authority Revenue, 2.55%, 6/15/23	850	854
		2,553
Ohio (0.4%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series A-1, 1.63%, 6/1/22	1,000	994

Pennsylvania (0.2%):
State Public School Building Authority Revenue, 2.62%, 4/1/23	450	468

South Dakota (0.4%):
South Dakota Health & Educational Facilities Authority Revenue, Series B, 2.18%, 7/1/21	1,000	1,005

Texas (0.4%):
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42, (Put Date 8/15/22)(i)(j)	1,000	1,017

Wisconsin (0.4%):
Public Finance Authority Revenue(LOC-Citizens Financial Group), 2.75%, 6/1/20, Continuously Callable @100	1,000	1,000
Total Municipal Bonds (Cost $9,030)		9,094

Commercial Paper (2.0%)
Sonoco Products Co., 2.46%, 4/1/20 (k)	2,000	2,000
Southwestern Public Service Co., 2.46%, 4/1/20 (a)(k)	3,000	3,000
Total Commercial Paper (Cost $5,000)		5,000

Collateral for Securities Loaned^ (0.9%)
HSBC U.S. Government Money Market Fund, I Shares, 0.36%(l)	2,311,955	2,312
Total Collateral for Securities Loaned (Cost $2,312)		2,312
Total Investments (Cost $262,592) — 100.6%		247,405
Liabilities in excess of other assets — (0.6)%		(1,422)
NET ASSETS - 100.00%		$245,983

^                            Purchased with cash collateral from securities on loan.

(a)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $117,894 (thousands) and amounted to 47.9% of net assets.

(b)                   Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2020.

(c)                    The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2020.

(d)                   Security is interest only.

(e)                    Security purchased on a when-issued basis.

(f)                     The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates

(g)                    All or a portion of this security is on loan.

(h)                   All or a portion of this security has been designated as collateral for securities purchased on a when-issued basis.

(i)                       Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(j)                      Put Bond.

(k)                   Rate represents the effective yield at March 31, 2020.

(l)                       Rate disclosed is the daily yield on March 31, 2020.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR01W—1 Week US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LLC—Limited Liability Company

LOC—Line Letter of Credit

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

SOFR—Secured Overnight Financing Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC                      Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.